As filed with the Securities and Exchange Commission on October 24, 2019

Registration No. ___________

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. ___

[ ] Post-Effective Amendment No. ___

(Check appropriate Box or Boxes)

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street,
Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 731-6256

Copies to:

SALVATORE FAIA	MICHAEL P. MALLOY, ESQUIRE
The RBB Fund, Inc.	Drinker Biddle & Reath LLP
615 East Michigan Street,	One Logan Square, Suite 2000
Milwaukee, Wisconsin 53202-5207	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Common Stock, $.001 value

It is proposed that this filing will become effective on November 25, 2019 pursuant to Rule 488.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

DRAFT

Equinox Funds Trust

Equinox Campbell Strategy Fund

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

1-877-837-0600

[November __], 2019

Dear Valued Shareholder:

A Special Meeting of Shareholders of the Equinox Campbell Strategy Fund (the “Acquired Fund”), a series of Equinox Funds Trust (the “Trust”) has been scheduled for [December 18], 2019 (the “Special Meeting”) and will be held at the offices of Equinox Institutional Asset Management, LP (“Equinox”) at 47 Hulfish Street, Suite 510, Princeton, New Jersey 08542 at [10:00 a.m.] Eastern time.

The Special Meeting has been called to vote on a proposal to reorganize (the “Reorganization”) the Acquired Fund into the Campbell Systematic Macro Fund (the “Acquiring Fund”), a series of The RBB Fund, Inc. (“RBB”). The Acquiring Fund has no assets or liabilities and will not commence operations until the date of the Reorganization. The Acquiring Fund is designed to have substantially similar investment strategy, policies, and limitations as the Acquired Fund.

Equinox is the investment adviser for the Acquired Fund. Campbell & Company Investment Adviser LLC (“Campbell”) is the sub-adviser for the Acquired Fund and the investment adviser for the Acquiring Fund. For the reasons discussed below and in the attached Proxy Statement/Prospectus, and based on the recommendations of Equinox and Campbell, the Board of Trustees of the Trust (the “Board”) has determined that it is in the best interests of the Acquired Fund and its shareholders that the Acquired Fund operate as a series of RBB. As a result, the Board has approved the Reorganization and has recommended the Reorganization to shareholders. The Board recommends that shareholders vote “FOR” the Reorganization.

If the Reorganization is approved by shareholders, each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund corresponding in class and equal in aggregate net asset value to such shareholder’s shares of the Acquired Fund held at the time of the Reorganization. In other words, your shares of the Acquired Fund would in effect be converted into the same class of shares of the Acquiring Fund. The Acquiring Fund will commence operations upon consummation of the Reorganization. The Acquired Fund would then be dissolved. If approved by shareholders, the Reorganization is expected to close in the fourth quarter of 2019.

The Reorganization is not expected to have any federal tax consequences for the Acquired Fund or its shareholders. No sales charges or redemption fees will be imposed in connection with the Reorganization.

If the Reorganization is not approved by shareholders, or if the other conditions precedent to the Reorganization are not otherwise met or waived, then the Reorganization will not be implemented and the Board will consider additional actions as it deems to be in the best interests of the Acquired Fund.

The attached Proxy Statement/Prospectus is designed to give you more information about the proposal.

If you have any questions regarding the proposal to be voted on, please do not hesitate to call [____________].

If you are a shareholder of record of the Acquired Fund as of the close of business on [November __], 2019, the Record Date for the Special Meeting, you are entitled to vote at the Special Meeting and at any adjournment or postponement thereof. While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by completing and signing the enclosed Proxy Card.

Whether or not you are planning to attend the Special Meeting in person, we need your vote. Please mark, sign and date the enclosed Proxy Card and promptly return it so that the maximum number of shares may be voted. In the alternative, please call the toll-free number on your Proxy Card to vote by telephone. You should use the enclosed instructions to vote by telephone. You can also vote on the Internet at the website address listed on your Proxy Card. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy vote can also be revoked by voting the proxy again at the Special Meeting, through the toll-free number or the Internet address listed in the enclosed voting instructions.

Thank you for taking the time to consider this important proposal and for your continuing investment in the Acquired Fund.

Sincerely,

Robert J. Enck

President

2

Equinox Funds Trust

Equinox Campbell Strategy Fund

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

1-877-837-0600

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON [DECEMBER 18], 2019

Equinox Funds Trust, a Delaware statutory trust (the “Trust”), will hold a Special Meeting of Shareholders (the “Special Meeting”) of the Equinox Campbell Strategy Fund (the “Acquired Fund”), a series of the Trust, on [December 18], 2019, at the offices of Equinox Institutional Asset Management, LP at 47 Hulfish Street, Suite 510, Princeton, New Jersey 08542 at [10:00 a.m.] Eastern time. At the Special Meeting, you and the other shareholders of the Acquired Fund will be asked to consider and vote upon:

1.	An Agreement and Plan of Reorganization providing for the sale of all of the assets of the Acquired Fund to, and the assumption of all of the liabilities of the Acquired Fund by, the Campbell Systematic Macro Fund (the “Acquiring Fund”), a series of The RBB Fund, Inc. (“RBB”), in exchange for the Acquiring Fund’s shares, which would be distributed pro rata by the Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund (the “Reorganization”); and

2.	The transaction of such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Only shareholders of record at the close of business on [November __,] 2019, the record date for this Special Meeting, will be entitled to notice of, and to vote at, the Special Meeting or any postponements or continuations after an adjournment thereof.

YOUR VOTE IS IMPORTANT.

Please return your Proxy Card promptly or vote your proxy on the Internet or by telephone using the website address and toll-free telephone number found on your Proxy Card.

Based on recommendations of Equinox Institutional Asset Management, LP, the investment adviser for the Acquired Fund, and Campbell & Company Investment Adviser LLC, the sub-adviser to the Acquired Fund and the investment adviser for the Acquiring Fund, the Board of Trustees of the Trust recommends that you vote in favor of the Reorganization.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your vote, commonly referred to as “proxy voting”. Whether or not you expect to attend the Special Meeting, please submit your vote by toll-free telephone or through the Internet according to the enclosed voting instructions. You may also vote by completing, dating and signing your Proxy Card and mailing it in the enclosed postage prepaid envelope. Your prompt voting by proxy will help ensure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy again through the toll-free number or Internet website address listed in the enclosed voting instructions.

By Order of the Board of Trustees of Equinox Funds Trust

Robert J. Enck

President

2

Equinox Funds Trust

Equinox Campbell Strategy Fund

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

1-877-837-0600

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: [November __], 2019

Question: What is this document and why did you send it to me?

Answer: At a meeting of the Board of Trustees (the “Board”) of Equinox Funds Trust (the “Trust”) held on October 2, 2019, the Board approved, upon the recommendation of the investment adviser, Equinox Institutional Asset Management, LP (“Equinox”), and the sub-adviser, Campbell & Company Investment Adviser LLC (“Campbell”), a plan to reorganize (the “Reorganization”) the Equinox Campbell Strategy Fund (the “Acquired Fund”), a series of the Trust, into the Campbell Systematic Macro Fund (the “Acquiring Fund”), a series of The RBB Fund, Inc. (“RBB”) that will commence operations upon consummation of the Reorganization.

Acquired Fund	Acquiring Fund
Equinox Campbell Strategy Fund Class A Shares Class I Shares Class P Shares Class C Shares	Campbell Systematic Macro Fund Class A Shares Class I Shares Class P Shares Class C Shares

In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of the shareholders of the Acquired Fund, and it concluded that the interests of the shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. For more information regarding the factors considered by the Board in coming to these conclusions, please review “Reasons for the Reorganization” in this Proxy Statement/Prospectus.

Shareholder approval is needed to proceed with the Reorganization and a special shareholder meeting will be held on [December 18], 2019 (the “Special Meeting”) to consider the proposal.

We are sending this document to you for your use in deciding whether to approve the Reorganization at the Special Meeting. This document includes a Notice of Special Meeting of Shareholders, a combined Proxy Statement/Prospectus, and a Proxy Card.

Question: Why is the Reorganization being proposed?

Answer: The purpose of the Reorganization is to move the Acquired Fund into RBB. Equinox, the Acquired Fund’s current advisor, believes the Reorganization will provide benefits to the existing shareholders of the Acquired Fund in the form of lower net and gross operating expenses and the potential to increase fund assets. Following the Reorganization, the overall fees charged by service providers to the Acquiring Fund are expected to be lower than the fees currently paid by the Acquired Fund. In addition, Campbell has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.00%, 1.75%, 2.00% and 2.75% of the Acquiring Fund's average daily net assets for Class A Shares, Class I Shares, Class P Shares, and Class C Shares, respectively, until at least December 31, 2020. As a result, Equinox expects that the Acquiring Fund will have lower annual operating expenses, both before and after fee waivers, than the Acquired Fund.

Equinox believes the Reorganizations and the expected lower expenses of the Acquiring Fund (before and after waivers) could potentially make the Acquiring Fund more attractive to prospective investors, which could potentially add size and scale to the Acquiring Fund, therefore resulting in further decreased operating expenses over the long term. Therefore, Equinox has recommended, and the Board has approved, that the Acquired Fund be reconstituted as a series of RBB.

Question: Are there any significant differences between the investment objectives and policies of the Acquired and Acquiring Fund?

Answer: The Acquiring Fund has a substantially similar investment objective, investment strategies and investment risks as the Acquired Fund, although the Funds may use slightly different wording or terminology to describe their respective principal investment strategies.

Question: How will the proposed Reorganization affect the fees and expenses I pay as a shareholder of the Fund?

Answer: The Acquiring Fund will pay the same annual advisory fee rate currently paid by the Acquired Fund. Following the Reorganization, the total annual fund operating fees and expenses of the Acquiring Fund are expected to be lower than those of the Acquired Fund due to the differences in other expenses, including accounting, administration, transfer agency, custody and auditing fees. In addition, Campbell has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.00%, 1.75%, 2.00% and 2.75% of the Acquired Fund's average daily net assets for Class A Shares, Class I Shares, Class P Shares, and Class C Shares, respectively, until December 31, 2020. Campbell is permitted to seek reimbursement from the Acquiring Fund, subject to certain limitations, of fees waived or payments made by Campbell to the Acquiring Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Acquiring Fund if the reimbursement will not cause the Acquiring Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, and (b) the expense limitation in effect at the time of the reimbursement.

2

Question: Will there be changes in the management and operation of the Acquired Fund?

Answer: Equinox will not be the investment adviser of the Acquiring Fund. Campbell, the current sub-adviser of the Acquired Fund, is the investment adviser of the Acquiring Fund. Thus, there will be no change in the day-to-day management of the Acquired Fund’s investment portfolio. However, as a series of the Trust, the Acquired Fund uses a number of other service providers that provide an array of services to all series of the Trust. These services include custody, administration, accounting, transfer agency, distribution, compliance and auditing services (“Third Party Service Arrangements”). If the Reorganization is approved, certain of these Third Party Service Arrangements will change. Third Party Service Arrangements are provided to the Acquiring Fund by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, U.S. Bank N.A., Quasar Distributors, LLC, Vigilant Compliance, LLC and Ernst & Young LLP. In addition, the Board of Directors of RBB is different from the Board of Trustees of the Trust.

Question: How will the Reorganization work?

Answer: Pursuant to an Agreement and Plan of Reorganization (the “Plan”) (attached as Appendix A), the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in return for Class A, Class I, Class P and Class C Shares of the Acquiring Fund. The Acquired Fund will then distribute the shares it receives from the Acquiring Fund to its shareholders, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund, and each shareholder will hold shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund that he or she held prior to the Reorganization. If the Plan is carried out as proposed, we do not expect that the transaction will have any federal tax consequences to the Acquired Fund or its shareholders. Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposal.

Question: How will this affect my investment?

Answer: The Reorganization will not affect the value of your investment at the time of the Reorganization and your interest in the Acquired Fund will not be diluted. Following the Reorganization, you will be a shareholder of the Acquiring Fund, which has a substantially similar investment objective and investment strategies as the Acquired Fund. Campbell, the Acquired Fund’s sub-adviser and the Acquiring Fund’s investment adviser, will manage the Acquiring Fund in the same way as the Acquired Fund. The primary differences will be certain of the service providers that provide Third Party Service Arrangements to the Acquired Fund and the fact that the Acquiring Fund will be part of RBB instead of the Trust, and will have a Board of Directors comprised of different individuals than the individuals that comprise the Board of Trustees of the Trust.

3

Question: What will happen if the Reorganization is not approved?

Answer: If shareholders of the Acquired Fund do not to approve the Reorganization, the Board will consider other alternatives for the Acquired Fund, which may include identifying other potential investment advisers to manage the Acquired Fund or liquidating the Acquired Fund.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that a quorum is present at the Special Meeting so that the proposal can be acted upon. Your immediate response, even if you are a small investor, on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

Question: How does the Board of Trustees suggest that I vote?

Answer: After careful consideration and upon recommendation of Equinox and Campbell, the Board recommends that you vote “FOR” the Reorganization.

Question: Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer: Campbell will pay (or Campbell will cause to be paid) all expenses of the Trust and RBB relating to the Reorganization. Neither the Acquired Fund and its shareholders nor the Acquiring Fund and its shareholders will pay any expenses, front-end sales charges, contingent deferred sales charges, or redemption/exchange fees relating to the proposed Reorganization. The estimated cost for the solicitation of proxies in connection with the Reorganization is $30,000.

Question: How do I cast my vote?

Answer: You may vote on the Internet at the website provided on your Proxy Card or you may vote by telephone using the toll free number found on your Proxy Card. You may also use the enclosed postage-paid envelope to mail your Proxy Card. Please follow the enclosed instructions to use these methods of voting. You also may vote in person at the Special Meeting.

Question: Who do I call if I have questions?

Answer: We will be happy to answer your questions about the proxy solicitation. Please call [_________________].

4

COMBINED PROXY STATEMENT AND PROSPECTUS

[November __], 2019

FOR THE REORGANIZATION OF

Equinox Campbell Strategy Fund

A series of Equinox Funds Trust

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

1-877-837-0600

INTO

Campbell Systematic Macro Fund

A series of The RBB Fund, Inc.

615 East Michigan Street
Milwaukee, Wisconsin 53202-5207
(609) 731-6256

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees of Equinox Funds Trust (the “Trust”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Equinox Campbell Strategy Fund, a series of the Trust (the “Acquired Fund”) advised by Equinox Institutional Asset Management, LP (“Equinox”) and sub-advised by Campbell & Company Investment Adviser LLC (“Campbell”), to be held on [December 18], 2019 at the offices of Equinox, 47 Hulfish Street, Suite 510, Princeton, New Jersey 08542 at [10:00 a.m.] Eastern time. At the Special Meeting, shareholders of the Acquired Fund will be asked to consider and vote on the following proposals:

1.	An Agreement and Plan of Reorganization providing for the sale of all of the assets of the Acquired Fund to, and the assumption of all of the liabilities of the Acquired Fund by, the Campbell Systematic Macro Fund (the “Acquiring Fund”), a series of The RBB Fund, Inc. (“RBB”), in exchange for the Acquiring Fund’s shares, which would be distributed pro rata by the Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund (the “Reorganization”); and

2.	To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Shareholders of the Acquiring Fund at the close of business on [November __], 2019 (the “Record Date”) will be entitled to be present and vote at the Special Meeting. Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Trust, in person at the time of the Special Meeting, or by voting the proxy again through the toll-free number or through the Internet address listed in the enclosed voting instructions.

The Acquired Fund is a series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust. The Acquiring Fund is a series of RBB, an open-end management investment company registered with the SEC and organized as a Maryland corporation. The Acquiring Fund currently has no assets or liabilities and will not commence operations until the date of the Reorganization. Because of this, the Acquiring Fund does not have any annual or semiannual reports to date.

The Acquired Fund’s Prospectus dated February 1, 2019, and Annual Report to Shareholders for the fiscal year ended September 30, 2019, containing audited consolidated financial statements, have been previously mailed to shareholders. Copies of these documents are available upon request and without charge by writing to the Trust or by calling 1-888-838-0770 or visit the Acquired Fund’s website at www.EquinoxFunds.com. A copy of the current Statement of Additional Information for the Acquired Fund dated February 1, 2019 is incorporated herein by reference, which means that it is considered legally to be part of this Proxy Statement/Prospectus.

The following documents relating to the Acquiring Fund have been filed with the U.S. Securities and Exchange Commission (the “SEC”):

•	Preliminary Prospectus for the Acquiring Fund filed October 21, 2019

•	Preliminary Statement of Additional Information for the Acquiring Fund filed October 21, 2019

Accompanying this Proxy Statement/Prospectus at Appendix A is a copy of the Agreement and Plan of Reorganization pertaining to the Reorganization.

The Acquired Fund expects that this combined Proxy Statement/Prospectus will be mailed to shareholders on or about [November __], 2019.

This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal and investing in the Acquiring Fund. You should read it and keep it for future reference. A Statement of Additional Information dated [November __], 2019, relating to this Proxy Statement/Prospectus, contains more information about the Reorganization and the Acquiring Fund. The Statement of Additional Information has been filed with the SEC and is available upon request without charge by calling toll free [_____________] or writing to: [______________________].

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The shares offered by this Proxy Statement/Prospectus are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Acquiring Fund involves investment risk, including the possible loss of principal.

ii

Table of Contents

Page

OVERVIEW
The Reorganization
The Funds
Comparison of Fees and Expenses
Fund Performance
Portfolio Turnover
Comparison of Investment Objectives and Strategies
Comparison of Key Features of the Funds
INVESTMENT RISKS
Portfolio Holdings Disclosure
INFORMATION ABOUT THE REORGANIZATION
Summary of the Proposed Reorganization
Description of the Acquiring Fund’s Shares
Board Considerations Relating to the Proposed Reorganization
Federal Income Tax Consequences
Comparison of Shareholder Rights
Pro Forma Capitalization
ADDITIONAL COMPARISONS OF THE ACQUIRED AND ACQUIRING FUND
Investment Restrictions
Board of Trustees/Directors
Investment Management
Service Providers
Pricing of Funds and Purchase and Redemption Procedures
VOTING INFORMATION
Quorum Requirements
Required Vote
Adjournment and Postponements
Effect of Abstention and Broker “Non-Votes”
Revocation of Proxy
Shareholders Entitled to Vote
Method and Cost of Solicitation
Security Ownership of Certain Beneficial Owners and Management
Interest of Certain Persons in the Transaction
FURTHER INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND
Other Business
Shareholder Meetings and Proposals
Legal Matters
Independent Registered Public Accounting Firm
APPENDIX A – Agreement and Plan of Reorganization	A-1
APPENDIX B – Principal Risks of Investing in the Acquiring Fund	B-1
APPENDIX C – Fundamental Investment Policies	C-1
APPENDIX D – Shareholder Policies and Procedures	D-1

iii

OVERVIEW

This overview is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Acquired Fund with those of the Acquiring Fund. This Overview is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. The Overview is qualified in its entirety by reference to the Prospectus for the Acquired Fund. For more complete information, please read the Prospectus for the Acquired Fund.

The Reorganization

Pursuant to the Reorganization Agreement, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange solely for shares of the Acquiring Fund. The Acquired Fund will then distribute the Acquiring Fund shares that it receives to its shareholders in complete liquidation. The result of the Reorganization is that shareholders of the Acquired Fund will become shareholders of the Acquiring Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with the Reorganization. If shareholders of the Acquired Fund do not vote to approve the Reorganization, the Board of Trustees of the Trust will consider other possible courses of action in the best interests of shareholders, which may include identifying other potential investment advisers to manage the Acquired Fund or liquidating the Acquired Fund.

The Board of Trustees of the Trust, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), has concluded that the Reorganization would be in the best interests of the Acquired Fund and its shareholders, and that the interests of existing shareholders in the Acquired Fund will not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Trustees of the Trust recommends that you vote FOR approval of the Reorganization.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, shareholders of the Acquired Fund will not recognize a gain or loss in the transaction. Nevertheless, the sale of securities by the Acquired Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

The Funds

RBB is an open-end management investment company organized as a Maryland corporation in February 1988 that offers redeemable shares of common stock in different series of investment portfolios. The Acquiring Fund is a series of RBB. The Trust is an open-end management investment company organized as a Delaware statutory trust in August 2010 that offers redeemable shares of beneficial interest in different series of investment portfolios. The Acquired Fund is a series of the Trust.

The Acquired Fund currently offers four classes of shares, designated Class A Shares, Class I Shares, Class P Shares, and Class C Shares. The Acquiring Fund also currently offers four classes of shares, designated Class A Shares, Class I Shares, Class P Shares, and Class C Shares. The Acquired Fund has also registered Class SI Shares, however, the Acquired Fund’s Class SI Shares have not commenced operations and are not a part of the Reorganization.

If the Reorganization is approved, shareholders of the Acquired Fund will receive shares of the corresponding class of the Acquiring Fund.

Comparison of Fees and Expenses

The following tables compare the current fees and expenses of the Acquired Fund with those of the Acquiring Fund. Because the Acquiring Fund was not operational as of the date of this Proxy Statement/Prospectus, the expenses shown for the Acquiring Fund are based, in part, on estimates.

The following tables compare the estimated fees and expenses of each class of shares of the Acquired Fund for the most recent fiscal year ended September 30, 2019 as disclosed in its prospectus dated February 1, 2019 with the current estimated fees and expenses estimated for each class of shares of the Acquiring Fund on a pro forma basis assuming the Reorganization had occurred on October 1, 2018.

Comparison of Shareholder Fees

	Acquired Fund	Acquiring Fund
	Class A Shares	Class A Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	5.75%
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value) [1]	1.00%	1.00%
Wire Redemption Fee[2]	$15.00	$15.00
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.64%[3]	1.64%
Distribution and/or Service (12b-1) Fees[4]	0.25%	0.25%
Total Other Expenses	0.54%	0.31%[5]
Shareholder Servicing Fee	0.00%[6]	0.00%
Other Expenses	0.54%	0.31%[5]
Total Annual Fund Operating Expenses	2.43%	2.20%
Fee Waivers and Reimbursements	(0.29)%[7]	(0.20)%[8]
Total Annual Fund Operating Expenses After
Fee Waivers and Reimbursements	2.14%	2.00%

2

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A Shares made within 12 months after a purchase of Class A Shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC.

[2]	Each Fund’s transfer agent charges this fee for each wire redemption.

[3]	“Management Fees” include a management fee paid to Equinox by the Acquired Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), organized in the Cayman Islands, at the annual rate of 1.64% of the Subsidiary’s average daily net assets. Equinox has contractually agreed, for so long as the Acquired Fund invests in the Subsidiary, to waive the management fee it receives from the Acquired Fund in an amount equal to the management fee paid to Equinox by the Subsidiary, with no right to recoupment. This undertaking may not be terminated by Equinox as long as the investment advisory agreement between the Subsidiary and Equinox is in place unless Equinox obtains the prior approval of the Acquired Fund’s Board.

[4]	Each Fund has adopted a distribution plan for Class A Shares pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) under the 1940 Act that permits payments of up to 0.25% as a percentage of average daily net assets of the Fund’s Class A Shares.

[5]	“Other Expenses” are estimated for the first fiscal year.

[6]	The Acquired Fund may enter into shareholder services arrangements with broker-dealers, banks, trust companies, and other financial services firms under which such firms agree to provide certain support services to Class A shareholders for a fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A Shares. [However, the Fund did not make any payments pursuant to such shareholder services arrangements with respect to Class A Shares during the fiscal year ended September 30, 2019.]

[7]	Equinox and Campbell have contractually agreed to reduce their advisory fee and/or reimburse certain expenses of the Acquired Fund, to ensure that the Acquired Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 2.14% with respect to Class A Shares. The contractual limit excludes any fees or expenses paid pursuant to the Shareholder Services Plan. Equinox and Campbell have contractually agreed to reduce their fees and/or reimburse expenses of the Acquired Fund until at least January 31, 2020. This agreement may be terminated only by the Board on 60 days’ written notice to Equinox. Equinox and Campbell shall be entitled to recover, subject to approval by the Board, such waived or reimbursed amounts for a period of up to three (3) years from the date on which Equinox and Campbell reduced their compensation and/or assumed expenses for the Acquired Fund. Equinox and Campbell are permitted to seek reimbursement from the Acquired Fund, subject to certain limitations, for fees they waived and Fund expenses they paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement or waiver. No recoupment will occur unless the Acquired Fund’s operating expenses are below the expense limitation amount.

[8]	Campbell has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00% of the Acquiring Fund's average daily net assets for Class A Shares. In determining Campbell’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 2.00%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until [December 31, 2020] and may not be terminated without the approval of the Board of Directors of RBB. If at any time the Acquiring Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 2.00%, Campbell may recoup from the Fund any waived amount or other payments remitted by Campbell within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Acquiring Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

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	Acquired Fund	Acquiring Fund
	Class I Shares	Class I Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None
Wire Redemption Fee[1]	$15.00	$15.00
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.64%[2]	1.64%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.50%	0.31%[3]
Total Annual Fund Operating Expenses	2.14%	1.95%
Fee Waivers and Reimbursements	(0.25)%[4]	(0.20)%[5]
Total Annual Fund Operating Expenses After
Fee Waivers and Reimbursements	1.89%	1.75%

[1]	Each Fund’s transfer agent charges this fee for each wire redemption.

[2]	“Management Fees” include a management fee paid to Equinox by the Acquired Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), organized in the Cayman Islands, at the annual rate of 1.64% of the Subsidiary’s average daily net assets. Equinox has contractually agreed, for so long as the Acquired Fund invests in the Subsidiary, to waive the management fee it receives from the Acquired Fund in an amount equal to the management fee paid to Equinox by the Subsidiary, with no right to recoupment. This undertaking may not be terminated by Equinox as long as the investment advisory agreement between the Subsidiary and Equinox is in place unless Equinox obtains the prior approval of the Acquired Fund’s Board.

[3]	“Other Expenses” are estimated for the first fiscal year.

[4]	Equinox and Campbell have contractually agreed to reduce their advisory fee and/or reimburse certain expenses of the Acquired Fund, to ensure that the Acquired Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.89% with respect to Class I Shares. The contractual limit excludes any fees or expenses paid pursuant to the Shareholder Services Plan. Equinox and Campbell have contractually agreed to reduce their fees and/or reimburse expenses of the Acquired Fund until at least January 31, 2020. This agreement may be terminated only by the Board on 60 days’ written notice to Equinox. Equinox and Campbell shall be entitled to recover, subject to approval by the Board, such waived or reimbursed amounts for a period of up to three (3) years from the date on which Equinox and Campbell reduced their compensation and/or assumed expenses for the Acquired Fund. Equinox and Campbell are permitted to seek reimbursement from the Acquired Fund, subject to certain limitations, for fees they waived and Fund expenses they paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement or waiver. No recoupment will occur unless the Acquired Fund’s operating expenses are below the expense limitation amount.

[5]	Campbell has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.75% of the Acquiring Fund's average daily net assets for Class I Shares. In determining Campbell’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.75%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until [December 31, 2020] and may not be terminated without the approval of the Board of Directors of RBB. If at any time the Acquiring Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.75%, Campbell may recoup from the Fund any waived amount or other payments remitted by Campbell within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Acquiring Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

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	Acquired Fund	Acquiring Fund
	Class P Shares	Class P Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None
Wire Redemption Fee[1]	$15.00	$15.00
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.64%[2]	1.64%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%
Total Other Expenses	0.55%	0.31%[4]
Shareholder Servicing Fee	0.00%[5]	0.00%
Other Expenses	0.55%	0.31%[4]
Total Annual Fund Operating Expenses	2.44%	2.20%
Fee Waivers and Reimbursements	(0.30)%[6]	(0.20)%[7]
Total Annual Fund Operating Expenses After
Fee Waivers and Reimbursements	2.14%	2.00%

[1]	Each Fund’s transfer agent charges this fee for each wire redemption.

[2]	“Management Fees” include a management fee paid to Equinox by the Acquired Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), organized in the Cayman Islands, at the annual rate of 1.64% of the Subsidiary’s average daily net assets. Equinox has contractually agreed, for so long as the Acquired Fund invests in the Subsidiary, to waive the management fee it receives from the Acquired Fund in an amount equal to the management fee paid to Equinox by the Subsidiary, with no right to recoupment. This undertaking may not be terminated by Equinox as long as the investment advisory agreement between the Subsidiary and Equinox is in place unless Equinox obtains the prior approval of the Acquired Fund’s Board.

[3]	Each Fund has adopted a distribution plan for Class P Shares pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) under the 1940 Act that permits payments of up to 0.25% as a percentage of average daily net assets of the Fund’s Class P Shares.

[4]	“Other Expenses” are estimated for the first fiscal year.

[5]	The Acquired Fund may enter into shareholder services arrangements with broker-dealers, banks, trust companies, and other financial services firms under which such firms agree to provide certain support services to Class P shareholders for a fee of up to 0.25% of the Fund’s average daily net assets attributable to Class P Shares. [However, the Fund did not make any payments pursuant to such shareholder services arrangements with respect to Class P Shares during the fiscal year ended September 30, 2019.]

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[6]	Equinox and Campbell have contractually agreed to reduce their advisory fee and/or reimburse certain expenses of the Acquired Fund, to ensure that the Acquired Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 2.14% with respect to Class P Shares. The contractual limit excludes any fees or expenses paid pursuant to the Shareholder Services Plan. Equinox and Campbell have contractually agreed to reduce their fees and/or reimburse expenses of the Acquired Fund until at least January 31, 2020. This agreement may be terminated only by the Board on 60 days’ written notice to Equinox. Equinox and Campbell shall be entitled to recover, subject to approval by the Board, such waived or reimbursed amounts for a period of up to three (3) years from the date on which Equinox and Campbell reduced their compensation and/or assumed expenses for the Acquired Fund. Equinox and Campbell are permitted to seek reimbursement from the Acquired Fund, subject to certain limitations, for fees they waived and Fund expenses they paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement or waiver. No recoupment will occur unless the Acquired Fund’s operating expenses are below the expense limitation amount.

[7]	Campbell has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00% of the Acquiring Fund's average daily net assets for Class P Shares. In determining Campbell’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 2.00%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until [December 31, 2020] and may not be terminated without the approval of the Board of Directors of RBB. If at any time the Acquiring Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 2.00%, Campbell may recoup from the Fund any waived amount or other payments remitted by Campbell within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Acquiring Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

	Acquired Fund	Acquiring Fund
	Class C Shares	Class C Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value) [1]	1.00%	1.00%
Wire Redemption Fee[2]	$15.00	$15.00
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.64%[3]	1.64%
Distribution and/or Service (12b-1) Fees[4]	1.00%	1.00%
Other Expenses	0.55%	0.31%[5]
Total Annual Fund Operating Expenses	3.19%	2.95%
Fee Waivers and Reimbursements	(0.30)%[6]	(0.20)%[7]
Total Annual Fund Operating Expenses After
Fee Waivers and Reimbursements	2.89%	2.75%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on redemptions of Class C Shares made within 12 months after a purchase of Class C Shares.

[2]	Each Fund’s transfer agent charges this fee for each wire redemption.

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[3]	“Management Fees” include a management fee paid to Equinox by the Acquired Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), organized in the Cayman Islands, at the annual rate of 1.64% of the Subsidiary’s average daily net assets. Equinox has contractually agreed, for so long as the Acquired Fund invests in the Subsidiary, to waive the management fee it receives from the Acquired Fund in an amount equal to the management fee paid to Equinox by the Subsidiary, with no right to recoupment. This undertaking may not be terminated by Equinox as long as the investment advisory agreement between the Subsidiary and Equinox is in place unless Equinox obtains the prior approval of the Acquired Fund’s Board.

[4]	Each Fund has adopted a distribution plan for Class C Shares pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) under the 1940 Act that permits payments of up to 1.00% as a percentage of average daily net assets of the Fund’s Class C Shares.

[5]	“Other Expenses” are estimated for the first fiscal year.

[6]	Equinox and Campbell have contractually agreed to reduce their advisory fee and/or reimburse certain expenses of the Acquired Fund, to ensure that the Acquired Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 2.89% with respect to Class C Shares. The contractual limit excludes any fees or expenses paid pursuant to the Shareholder Services Plan. Equinox and Campbell have contractually agreed to reduce their fees and/or reimburse expenses of the Acquired Fund until at least January 31, 2020. This agreement may be terminated only by the Board on 60 days’ written notice to Equinox. Equinox and Campbell shall be entitled to recover, subject to approval by the Board, such waived or reimbursed amounts for a period of up to three (3) years from the date on which Equinox and Campbell reduced their compensation and/or assumed expenses for the Acquired Fund. Equinox and Campbell are permitted to seek reimbursement from the Acquired Fund, subject to certain limitations, for fees they waived and Fund expenses they paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement or waiver. No recoupment will occur unless the Acquired Fund’s operating expenses are below the expense limitation amount.

[7]	Campbell has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.75% of the Acquiring Fund's average daily net assets for Class C Shares. In determining Campbell’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 2.75%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until [December 31, 2020] and may not be terminated without the approval of the Board of Directors of RBB. If at any time the Acquiring Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 2.75%, Campbell may recoup from the Fund any waived amount or other payments remitted by Campbell within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Acquiring Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Acquiring Fund with the cost of investing in the Acquired Fund, assuming the Reorganization has been completed. The Example assumes that you invest $10,000 in Class A Shares, Class P Shares and Class C Shares of each Fund and $100,000 (investment minimum) in Class I Shares of each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

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	One Year	Three Years	Five Years	Since Inception
Acquired Fund – Class A Shares	$780	$1,206	$1,658	$2,905
Acquiring Fund – Class A Shares – (Pro forma)	$766	$1,166	$1,591	$2,768

	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Class I Shares	$1,919	$5,939	$10,213	$22,115
Acquiring Fund – Class I Shares – (Pro forma)	$1,778	$5,551	$9,489	$20,624

	One Year	Three Years	Five Years	Since Inception
Acquired Fund – Class P Shares	$217	$670	$1,149	$2,472
Acquiring Fund – Class P Shares – (Pro forma)	$203	$627	$1,078	$2,327

	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Class C Shares (with redemption at end of period)	$394	$895	$1,523	$3,214
Acquiring Fund – Class C Shares (with redemption at end of period) – (Pro forma)	$380	$853	$1,454	$3,080
Acquired Fund – Class C Shares (without redemption at end of period)	$292	$895	$1,523	$3,214
Acquiring Fund – Class C Shares (without redemption at end of period) – (Pro forma)	$278	$853	$1,454	$3,080

The Example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Fund Performance

The following information shows the past performance of the Acquired Fund. No performance information is presented for the Acquiring Fund because it has not yet commenced operations. If the Reorganization is approved, the Acquiring Fund will assume the performance history of the Acquired Fund.

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Bar Chart and Performance Table

The bar chart and the performance table illustrate the risks and volatility of investing in the Acquired Fund by showing the performance of the Acquired Fund’s Class I Shares from year to year and by showing how the Fund’s average total annual returns for the one year, five year and since inception periods ended December 31, 2018, before and after taxes, compare with those of a broad measure of market performance. The bar chart does not reflect the impact of sales charges or servicing fees applicable to other share classes, if it did, performance would be lower. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Acquired Fund’s past performance, before and after taxes, is not an indication of how the Acquired Fund will perform in the future. Updated performance information is available on the Acquired Fund’s website at www.EquinoxFunds.com or by calling the Acquired Fund toll-free at 1-888-838-0770.

Annual Return – Class I

For the years ended December 31

***	During the period shown in the bar chart, the best performance for a quarter was 21.04% (for the quarter ended September 30, 2014). The worst performance was (12.62)% (for the quarter ended June 30, 2015).

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Average Annual Total Returns

For the Periods Ended December 31, 2018

	One Year	Five Year	Since Inception(1)
Average Annual Total Returns For the periods ended December 31, 2018
Class I Shares
Return Before Taxes	(7.01)%	(0.54)%	0.38%
Return After Taxes on Distributions(2)	(11.71)%	(2.23)%	(1.10)%
Return After Taxes on Distributions and Sale of Fund Shares	(4.16)%	(1.08)%	(0.30)%
BarclayHedge BTOP50 Index (reflects no deduction for fees, expenses or taxes)(3)	(4.18)%	0.07%	(0.20)%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)(4)	(4.38)%	8.49%	10.86%
Class A Shares
Return Before Taxes	(12.50)%	(1.97)%	(0.90)%
Class C Shares(5)
Return Before Taxes	(8.63)%	N/A	0.24%
Class P Shares
Return Before Taxes	(7.55)%	(0.67)%	0.26%

(1)	The Equinox Campbell Strategy Fund commenced operations on March 4, 2013. Start of performance is March 8, 2013.

(2)	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns shown are for Class I Shares only, after tax returns for Class A, Class P, and Class C will vary.

(3)	The BarclayHedge BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2019 there are 20 constituents in the BTOP50 Index.

(4)	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

(5)	Class C Shares commenced operations on February 11, 2014.

Portfolio Turnover

The Acquired Fund and the Acquiring Fund pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. The Acquiring Fund does not have a portfolio turnover rate to report because it has not yet commenced operations. For the fiscal period ended September 30, 2019, the Fund’s portfolio turnover rate was [xxx]% of the average value of the portfolio.

Comparison of Investment Objectives and Strategies

Campbell, the current sub-adviser to the Acquired Fund, will serve as the investment adviser to the Acquiring Fund. In addition, the portfolio managers currently managing the Acquired Fund for the sub-adviser will continue to manage the Acquiring Fund utilizing a substantially similar investment strategy and process as was used with the Acquired Fund. Consequently, the Acquiring Fund will be managed in a substantially similar manner as the Acquired Fund.

This section describes the investment objectives and principal investment strategies of the Acquired Fund and the Acquiring Fund. Although the Acquired Fund and Acquiring Fund use slightly different wording or terminology to describe their respective investment objective and principal investment strategies, such differences do not result in any substantive difference between the way the Acquired Fund has been managed and the way the Acquiring Fund will be managed. Please be aware that this is only a brief discussion. More complete information may be found in the Acquired Fund’s prospectus.

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Investment Objective

Acquired Fund	Acquiring Fund
The Acquired Fund seeks to achieve long-term capital appreciation.	The investment objective of the Acquiring Fund is to seek capital appreciation over the medium to long-term.

Principal Investment Strategy

Acquired Fund	Acquiring Fund

The Acquired Fund pursues its investment objective by making a combination of investments (i) directly in an actively managed fixed-income portfolio (typically U.S. Treasuries and other short-term U.S. government obligations), and (ii) directly or indirectly in a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global (i.e. U.S. and non-U.S.) markets across a wide range of asset classes, including equities, fixed income, currencies and commodities, utilizing a portfolio of futures, forwards, options, spot contracts and swaps (the “Futures Portfolio”). The Acquired Fund either invests directly in those instruments, or indirectly by investing via a swap or via its wholly-owned subsidiary (the “Subsidiary”) which may then invest in such assets directly or indirectly.

Equinox delegates the management of the Futures Portfolio to Campbell. Campbell manages the Futures Portfolio and the Subsidiary’s Futures Portfolio by applying the Campbell Program. The Campbell Program seeks to generate attractive risk-adjusted returns across a broad range of market conditions through systematic investments in a diversified portfolio that may include swaps, futures and forward contracts in various global assets, including global interest rates, stock indices, currencies and commodities. The Campbell Program seeks to invest in a variety of assets and markets in and outside of the United States including emerging countries. The Campbell Program consists of trend following and other quantitative strategies that aim for low correlation to traditional asset classes such as equities and fixed income and are diversified by investment style, information source, investment holding period and instrument.

The Acquiring Fund pursues its investment objective by (i) investing its assets pursuant to the Campbell Systematic Macro Program (ii) allocating up to 25% of its total assets in its wholly-owned subsidiary, Campbell Systematic Macro Offshore Limited (the "Subsidiary"), which is organized under the laws of the Cayman Islands and employs the Manager's Campbell Systematic Macro Program (as described below), and (iii) allocating the remainder of its assets directly in a portfolio of investment grade securities (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade.

The Acquiring Fund invests pursuant to the Campbell Systematic Macro Program, which uses quantitative modeling to develop and maintain systematic trading strategies driven by scientific analysis of financial data across global financial and commodity markets. The Campbell Systematic Macro Program seeks to systematically identify price trends and to develop macro and fundamental themes that exploit asset mispricing. As a pioneer in systematic trend following, innovating modeling techniques can be developed to extract relationships and to identify trends occurring within and across markets and asset classes globally. Other complimentary systematic strategies are incorporated, such as relative value (i.e., a trading strategy that looks for opportunities based on an asset’s value as compared to the value of similar assets. In contrast, absolute value looks only at an asset’s intrinsic value and does not compare it to other assets) and mean reversion (i.e., a trading strategy based on the concept that prices and returns eventually move back toward the mean or average. This mean or average can be the historical average of the price or return, or another relevant average such as the growth in the economy or the average return of an industry). A systematic process eliminates emotion, “key person” risk, and provides an ability to participate in trends during periods of extended momentum without any directional bias. Key person risk is the risk that results when a fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at an adviser, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a fund’s investments for health or other reasons. In addition, a diversity of investment style and the ability to invest long and short across global asset classes and markets enables investment opportunities in a variety of economic environments. The Acquiring Fund is generally intended to have a low correlation to the equity, bond and credit markets. There is no assurance, however, that the Acquiring Fund will achieve its investment objective.

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Campbell’s investment philosophy is driven by a belief that markets are broadly efficient but trends emerge and remain due to shifts in supply, demand, and other economic factors. Asset mispricing can occur as a result of instability and uncertainty in markets, strongly-held opinions by market participants, or an unreliable flow of market information. Campbell seeks to systematically identify price trends and to develop macro and fundamental themes that exploit asset mispricing.   The Campbell Program uses quantitative modeling to develop and maintain systematic trading strategies driven by scientific analysis of technical, macro, and econometric data across global financial and commodity markets.

The Campbell Program is designed to analyze market data to identify trends and relationships occurring within and across markets and asset classes globally. Once identified, these trends and relationships are converted into mathematical models that can be historically tested. Once a model is developed and thoroughly tested, it undergoes a rigorous peer review process to evaluate strength of theory and robustness. Model assumptions and other criteria are also analyzed, including tail risk, broad level risk factor exposures, market diversification, correlation, and volatility as well as transaction costs. New models must demonstrate efficacy on a stand-alone basis while complimenting the existing portfolio.

The Acquiring Fund intends to trade in a broad range of instruments, including but not limited to, futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency forwards, options and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps and interest rate swaps), either by investing directly in the instruments or, indirectly, by investing in the Subsidiary which invests in the instruments. From time to time, the Fund can have significant exposure to non-U.S. dollar denominated currencies, including emerging markets currencies.

12

The Acquired Fund may make some or all of its investments in the Futures Portfolio through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will primarily invest directly or indirectly in commodity futures, but it may also invest in swaps, financial futures, foreign exchange currency forwards, U.S. government securities, money market funds, and/or other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Through investing in the Subsidiary, the Acquired Fund, will among other things, be able to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Acquired Fund. Unlike the Acquired Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments (including commodity futures), however, the Subsidiary will comply with the same asset coverage requirements imposed by the 1940 Act with respect to its investments in commodity-linked derivatives (including commodity futures) that are applicable to the Acquired Fund’s transactions in derivatives. Unlike the Acquired Fund, the Subsidiary will not seek to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Acquired Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Campbell will attempt to mitigate risk through diversification of holdings and through monitoring of the portfolio, the Acquiring Fund’s counterparties, and other risk measures. Individual market positions are constrained to ensure that no one market or asset class represents an outsized portion of the Acquiring Fund's portfolio risk. Campbell evaluates changes in signals daily, and execution is controlled by its intraday risk management and execution platform. The Acquiring Fund may utilize proprietary or third party trading algorithms in order to minimize market impact and reduce trading costs.

The Acquiring Fund is "non-diversified" for purposes of the 1940 Act, which means that the Acquiring Fund may invest in fewer securities at any one time than a diversified fund. The Acquiring Fund may not invest more than 15% of its net assets in illiquid securities.

Investments in the Subsidiary, which has the same investment objective as the Acquiring Fund, are intended to provide the Acquiring Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the "Code") that apply to the Acquiring Fund, which limit the amount of income the Acquiring Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Acquiring Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Acquiring Fund. The Acquiring Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody.

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Comparison of Key Features of the Funds

Purchase, Exchange, and Redemption Procedures

The Acquired Fund’s and the Acquiring Fund’s purchase, redemption, exchange and dividend policies and procedures are similar. For more information, please see “ADDITIONAL COMPARISONS OF THE ACQUIRED FUND AND ACQUIRING FUND – Pricing of Funds and Purchase and Redemption Procedures” in this Proxy Statement/Prospectus. See also Appendix D for a comparison of pricing, purchase, and redemption procedures.

Service Providers

Equinox currently serves as investment adviser to the Acquired Fund and Campbell serves as sub-adviser to the Acquired Fund. Campbell will serve as investment adviser to the Acquiring Fund. For more information about the advisers, please see the sections titled: “ADDITIONAL COMPARISONS OF THE ACQUIRED AND ACQUIRING FUNDS – Investment Management” in this Proxy Statement/Prospectus.

The Acquired Fund and Acquiring Fund currently have the same service providers providing administration, fund accounting, transfer agency and custody services and different service providers providing distribution, compliance and auditing services. For more information about the management of the Acquiring Fund and service providers to the Acquiring Fund, please see “ADDITIONAL COMPARISONS OF THE ACQUIRED AND ACQUIRING FUNDS – Service Providers” in this Proxy Statement/Prospectus.

INVESTMENT RISKS

This section will help you compare the risks of the Acquired Fund with those of the Acquiring Fund. Like all investments, an investment in the Acquired Fund or the Acquiring Fund involves risk. All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you could lose money if you invest in the Acquired Fund or the Acquiring Fund. There is no assurance that a Fund will meet its investment objective. The ability of the Acquired Fund or the Acquiring Fund to achieve its investment objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills.

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Although the Funds describe and organize them differently, the principal risks associated with investments in the Acquired Fund and the Acquiring Fund are similar because the Funds have the substantially similar investment objectives and principal investment strategies. The principal risks of an investment in each Fund are shown in the table below. A summary description of the Acquiring Fund’s principal risks can be found in Appendix B of this Prospectus/Proxy Statement.

Acquired Fund	Acquiring Fund

• The Sub-Adviser Strategy Risk

• Commodities Risk

• Derivatives Risk

• Fixed-Income Risk

• Credit Risk

• Currency Risk

• Cyber Security Risk

• Emerging Market Risk

• Foreign Market Risk

• General Market Risk

• Government Intervention and Regulatory Changes

• Leverage/Volatility Risk

• Liquidity Risk

• Management Risk

• Portfolio Turnover Risk

• Regulatory Risk

• Subsidiary Risk

• Tax Legislation Risk

• Strategy Risk

• Commodities Risk

• Derivatives Risk

• Futures and Forwards and Related Risks

• Counterparty Risk

• Fixed-Income Risk

• Equity Securities Risk

• Credit Risk

• Currency Risk

• Emerging Market Risk

• Foreign Market Risk

• General Market Risk

• Government Agency Risk

• Government Intervention and Regulatory Changes

• Interest Rate Risk

• Leverage/Volatility Risk

• Liquidity Risk

• Management Risk

• Non-Diversification Risk

• OTC Trading Risk

• Portfolio Turnover Risk

• Regulatory Risk

• Short Sales Risk

• Subsidiary Risk

• Tax Risk

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INFORMATION ABOUT THE REORGANIZATION

Summary of the Proposed Reorganization

At the Special Meeting, the shareholders of the Acquired Fund will be asked to approve the Plan to reorganize the Acquired Fund into the Acquiring Fund. The Acquiring Fund will commence operations upon consummation of the Reorganization. If the Plan is approved by the shareholders of the Acquired Fund and the Reorganization is consummated, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for full and fractional shares of the Acquiring Fund corresponding in class and equal in aggregate net asset value (“NAV”) to the NAV of the assets and liabilities transferred as of 4:00 p.m., Eastern Time, on the closing day (the “Closing Date”) of the Reorganization (the “Valuation Time”). Immediately thereafter, the Acquired Fund will distribute such Acquiring Fund shares to its shareholders by establishing accounts on the Acquiring Fund’s share records in the names of those shareholders representing the respective pro rata number of Acquiring Fund shares deliverable to them, in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund corresponding in class and equal in aggregate net asset value to such shareholder’s shares of Acquired Fund held at the time of the Reorganization.

The estimated cost of the solicitation of proxies in connection with the Reorganization is $30,000. Campbell will pay, or Campbell will cause to be paid, all expenses incurred by the Trust and RBB relating to the Reorganization. Neither the Acquired Fund and its shareholders nor the Acquiring Fund and its shareholders will pay any expenses relating to the Reorganization.

The Plan may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund, notwithstanding approval of the Plan by the Acquired Fund’s shareholders, provided that no such amendment after such approval shall have a material adverse effect on such shareholders without their further approval. In addition, the Plan may be terminated and the Reorganization abandoned at any time (whether before or after adoption by the shareholders of the Acquired Fund) at any time prior to the Closing Date by the Board of Trustees of the Trust and the Board of Directors of RBB, or by the Board of Trustees of the Trust or the Board of Directors of RBB if, among other reasons, because any condition of the other party’s obligations set forth in the Plan has not been fully met or waived by the applicable Board.

Description of the Acquiring Fund’s Shares

The Acquiring Fund’s shares issued to the shareholders of the Acquired Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. The Acquiring Fund’s shares will be sold and redeemed based upon the NAV per share of the relevant class of the Acquiring Fund next determined after receipt of the purchase or redemption request, as described in the Acquiring Fund’s Prospectus. For additional information about the rights of shareholders of the Acquiring Fund, see “INFORMATION ABOUT THE REORGANIZATION – Comparison of Shareholder Rights” in this Proxy Statement/Prospectus.

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The chart below indicates which Acquiring Fund share class you will receive in the Reorganization, depending on which Acquired Fund share class you currently own:

Acquired Fund	Acquiring Fund
Class A Shares	Class A Shares
Class I Shares	Class I Shares
Class P Shares	Class P Shares
Class C Shares	Class C Shares

Board Considerations Relating to the Proposed Reorganization

At the Trust’s Board Meeting held on October 2, 2019, Equinox, the Acquired Fund’s investment adviser, recommended that the Trustees approve the Reorganization. At the meeting, the Trustees reviewed the proposed Reorganization from the point of view of the interests of the Acquired Fund and its shareholders. After careful consideration, the Trustees (including all Trustees who are not “interested persons” of the Acquired Fund), determined that the Reorganization would be in the best interests of the Acquired Fund and that the interests of the shareholders of the Acquired Fund would not be diluted as a result of the Reorganizations, and unanimously approved the Plan.

•	In approving the proposed Reorganization, the Trustees (with the advice and assistance of independent counsel) also considered, among other things, that:the Reorganization was recommended by Equinox based on its research of various options for the future management of the Acquired Fund;

•	the Campbell management team has extensive experience and is very highly regarded in the managed futures industry;

•	the personnel at Campbell responsible for the portfolio management of the Acquired Fund will continue to be responsible for the portfolio management of the Acquiring Fund, thereby contributing to the continuity of the management of the Acquiring Fund;

•	the investment objectives and strategies of the Acquired Fund and the Acquiring Fund are the same or substantially similar and the investment policies are substantially similar;

•	shareholders of the Acquiring Fund may have improved opportunities to achieve economies of scale as the assets of the Acquiring Fund are expected to grow under the management of Campbell and the RBB series trust structure provides additional opportunities to share certain operating costs across a larger number of funds with a larger asset base;

•	the Reorganization would allow the Acquiring Fund’s shareholders who wish to continue to invest in a mutual fund managed in substantially the same manner as the Acquired Fund to do so;

•	the investment advisory fees for the Acquiring Fund are expected to be the same as the Acquired Fund;

•	the total annual operating expenses of the Acquiring Fund are expected to be lower than the current expenses of the Acquired Fund;

•	Campbell has agreed to maintain the same expense limitation for the Acquiring Fund currently in place for the Acquired Fund through the end of 2020;

•	the Acquiring Fund will not bear the cost of the Reorganization;

•	the Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquired Fund and its shareholders generally will not recognize gain or loss for U.S. federal income tax purposes in the Reorganization;

•	the proposed Reorganization will be submitted to the shareholders of the Acquired Fund for their approval;

•	shareholders of the Acquired Fund who do not wish to become shareholders of the Acquiring Fund may redeem their Acquired Fund shares before the Reorganization; and

•	the interests of the Acquired Fund’s shareholders would not be diluted as a result of the Reorganization.

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The Board of Trustees of the Trust also considered the historical performance of the Acquired Fund and its benchmarks, although no assurances may be given that the Acquiring Fund would achieve any particular level of performance after the Reorganization. The Acquiring Fund would assume the financial and performance history of the Acquired Fund at the closing of the Reorganization.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Board of Trustees of the Trust determined that the Reorganization is in the best interests of the Acquired Fund’s shareholders. Accordingly, the Board of Trustees of the Trust unanimously approved the Reorganization with respect to the Acquired Fund and recommended the approval of the Reorganization by shareholders of the Acquired Fund.

If the Plan is not approved by the Acquired Fund’s shareholders, then the Acquired Fund will continue to operate as a separate series of the Trust, or the Board may take any further action as it deems to be in the best interests of the Acquired Fund and its shareholders, subject to approval by the Acquired Fund’s shareholders if required by applicable law.

Federal Income Tax Consequences

Since its inception, the Acquired Fund believes it has qualified as a “regulated investment company” under the Code. Accordingly, the Acquired Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income and gains distributed to shareholders.

As a condition of the Reorganization, the Trust and RBB will receive an opinion from RBB’s counsel, Drinker Biddle & Reath LLP (based on certain facts, qualifications, assumptions and representations) to the effect that the Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended, (the “Code”). Therefore, neither the Acquired Fund, the Acquiring Fund, nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization. In addition, the tax cost basis of, and the holding period for, the Acquiring Fund’s shares received by each shareholder of the Acquired Fund in the Reorganization will be the same as the tax cost basis of, and the holding period for, the Acquired Fund’s shares exchanged by such shareholder in the Reorganization (provided that, with respect to the holding period for the Acquiring Fund’s shares received, the Acquired Fund’s shares exchanged must have been held as a capital asset by the shareholder).

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No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

By reason of the Reorganization, the Acquiring Fund will succeed to and take into account any capital loss carryforwards of the Acquired Fund. The Reorganization is not expected to result in limitations on the Acquiring Fund’s ability to use any capital loss carryforwards of the Acquired Fund.

Although the Trust is not aware of any adverse state income tax consequences, the Trust has not made any investigation as to those consequences for shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.

Comparison of Shareholder Rights

Set forth below is a discussion of the material differences in the rights of shareholders of the Acquired Fund and the rights of shareholders of the Acquiring Fund.

Governing Law. The Acquired Fund is a separate series of the Trust, which is organized as a Delaware statutory trust. The Acquiring Fund is a separate series of RBB, which is organized as a Maryland corporation. The Acquired Fund is authorized to issue an unlimited number of shares of beneficial interest. The Acquiring Fund is authorized to issue 100,000,000 of each class of shares of its common stock. The Trust’s operations are governed by its Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), By-laws and Delaware law. RBB’s operations are governed by its Articles of Incorporation, as amended and supplemented, By-laws and Maryland law.

Shareholder Liability. With respect to the Acquired Fund, its governing instruments disclaim shareholder liability for the debts, liabilities, obligations and expenses of the Trust or any of its series and provide indemnification for all losses and expenses of any shareholder held liable for the obligations of the Acquired Fund. Shareholders of the Trust have the same limitation of personal liability as is extended to shareholders of a Delaware for-profit corporation.

With respect to the Acquiring Fund, Maryland law provides that a shareholder does not have liability for the obligations of the corporation.

Voting Rights. Pursuant to the Trust’s Declaration of Trust, shareholders of the Trust have the power to vote only for the following (each to the extent and as provided for in the Declaration of Trust): (a) the election and removal of Trustees, including the filling of any vacancies in the Board of Trustees; (b) with respect to such additional matters relating to the Trust as may be required by the Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the Trust filed with the SEC; (c) the merger or consolidation of the Trust or one or more of its portfolios; and (d) such other matters as the Board of Trustees may consider necessary or desirable. Shareholders of the Trust do not have cumulative voting rights in the election of any Trustee or Trustees. Shares of the Trust may be voted in person or by proxy.

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RBB shareholders have power to vote (i) for the election or removal of directors, (ii) with respect to any contract with a service provider if shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of RBB or the Acquiring Fund if required under the Articles of Incorporation of RBB, as amended and supplemented (the “RBB Charter”), the 1940 Act or Maryland law, (iv) with respect to certain amendments of the RBB Charter, and (v) with respect to such additional matters relating to RBB as may be required by the the RBB Charter and By-laws, the 1940 Act or any other federal or state law, or as the Directors may consider necessary or desirable. RBB shareholders do not have cumulative voting rights in the election of any Director or Directors. RBB shares may be voted in person or by proxy.

Shareholder Meetings

The Trust does not hold annual shareholder meetings. To the extent required by the 1940 Act, special meetings of the shareholders for the purpose of removing one or more Trustees shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB’s By-laws provide that shareholders owning at least 10% of the outstanding shares of all classes of RBB common stock have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

Shares Classes. The Acquired Fund and the Acquiring Fund are each separate series of the Trust and RBB, respectively, and each may include more than one class of shares. Currently, the Acquired Fund and the Acquiring Fund each offer Class A Shares, Class I Shares, Class P Shares and Class C Shares. Class SI Shares of the Acquired Fund are registered but have not commenced operations and are not a part of the Reorganization.

Following the Reorganization, the Board of Directors of RBB has reserved the right to issue additional classes of shares of the Acquiring Fund. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class, Shares of each series or class generally vote together on RBB or Trust-wide matters, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of a distribution plan for a particular class.

Pro Forma Capitalization

The following table sets forth the capitalization of the Acquired Fund as of September 30, 2019 and, on a pro forma basis, the capitalization of the Acquiring Fund as of September 30, 2019, assuming that the Reorganization has been completed. Pro forma capitalization information is provided for the Acquiring Fund, as such Fund will not have commenced operations prior to the Reorganization. The Acquired Fund will be the accounting survivor for financial statement purposes.

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Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Acquired Fund – Class A Shares	14,743,838	9.49	1,554,040
Acquiring Fund – Class A Shares (Pro forma)	14,743,838	9.49	1,554,040
Acquired Fund – Class I Shares	89,456,125	9.59	9,324,237
Acquiring Fund – Class I Shares (Pro forma)	89,456,125	9.59	9,324,237
Acquired Fund – Class P Shares	34,253,617	9.58	3,576,231
Acquiring Fund – Class P Shares (Pro forma)	34,253,617	9.58	3,576,231
Acquired Fund – Class C Shares	15,675,871	9.20	1,703,586
Acquiring Fund – Class C Shares (Pro forma)	15,675,871	9.20	1,703,586

ADDITIONAL COMPARISONS OF THE
ACQUIRED AND ACQUIRING FUNDS

Investment Restrictions

The Acquiring Fund has adopted fundamental investment restrictions which are identical to the Acquired Fund’s fundamental investment restrictions. A Fund may not change any of its fundamental investment restrictions without a vote of its shareholders. A description of the Acquired Fund’s and Acquiring Fund’s investment restrictions are set forth in Appendix C.

Board of Trustees/Directors

The management of the business and affairs of the Acquired Fund is the responsibility of the Trust’s Board of Trustees, which consists of four trustees, three of whom are not “interested persons” as that term is defined under the 1940 Act (“Independent Trustees”). The management of the business and affairs of the Acquiring Fund is the responsibility of the RBB Board of Directors, which has seven Independent Directors and one director who is treated as an interested person. Each Board selects the officers who are responsible for the day-to-day operations. The RBB Board of Directors will oversee the Acquiring Fund. For more information about the Trust Board, please refer to the Statement of Additional Information for the Acquired Fund dated February 1, 2019, which is incorporated by reference into this Proxy Statement/Prospectus. For more information about the RBB Board, please refer to the Statement of Additional Information relating to this Proxy/Prospectus, which is available upon request.

Investment Management

Equinox serves as the investment adviser to the Acquired Fund and has retained Campbell to serve as sub-adviser to the Acquired Fund. Campbell serves as the investment adviser to the Acquiring Fund. Below is a description of Equinox and Campbell.

Equinox Institutional Asset Management, LP. Equinox Institutional Asset Management, LP, a Delaware limited partnership formed in 2003, serves as the investment adviser to the Acquired Fund. It has been registered with the Commodity Futures Trading Commission as a commodity pool operator since 2010 and registered with the Securities and Exchange Commission (“SEC”) as an investment adviser since 2005. Equinox’s principal place of business is located at 47 Hulfish Street, Suite 510, Princeton, NJ 08542. Equinox manages and supervises the investment of the Fund’s assets on a discretionary basis. As of January 29, 2019, Equinox had approximately $901 million in assets under management.

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Campbell & Company Investment Adviser LLC. Campbell & Company Investment Adviser LLC, a Delaware corporation founded in January 2005, serves as the investment adviser to the Acquiring Fund. Campbell's principal place of business is located at 2850 Quarry Lake Drive, Baltimore, Maryland 21209. As of July 31, 2019, Campbell, together with its affiliates, had approximately $3.1 billion in assets under management. Campbell is registered as an Investment Adviser with the SEC and as a Commodity Trading Advisor ("CTA") with the Commodity Futures Trading Commission and is a member of the National Futures Association.

Investment Advisory Fees

Equinox and Campbell have entered into investment advisory agreements relating to the Acquired Fund and Acquiring Fund, respectively. The following chart shows the investment advisory fees of the Acquired Fund and the Acquiring Fund. Each Fund’s management fee is based on a percentage of such Fund’s average daily net assets.

Acquired Fund Investment Advisory Fees	Acquiring Fund Investment Advisory Fees
1.64%	1.64%

A discussion of the basis for the approval by the Board of Trustees of the Trust of the Acquired Fund’s investment advisory and sub-advisory contracts is available in the Acquired Fund’s semi-annual report to shareholders for the period ended March 31, 2019.

A discussion of the basis for the approval by the Board of Directors of RBB of the Acquiring Fund’s investment advisory contract will be available in the Acquiring Fund’s first report to shareholders after the Closing Date.

For the fiscal year ended September 30, 2019, Equinox earned [$_______] in investment advisory fees from the Acquired Fund.

Service Providers

As outlined below, the Acquired Fund and Acquiring Fund have the same service providers providing administration, fund accounting, transfer agency and custody services and different service providers providing distribution, compliance and auditing services. Below are the companies providing services to the Acquired and Acquiring Funds.

Service Provider	Acquired Fund	Acquiring Fund
Administrator	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Accounting Agent	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Transfer Agent	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Custodian	U.S. Bank, N.A.	U.S. Bank, N.A.
Distributor/Principal Underwriter	Northern Lights Distributors, LLC	Quasar Distributors, LLC
Compliance Services	Cipperman Compliance Services, LLC	Vigilant Compliance, LLC
Independent Registered Public Accounting Firm	RSM US LLP	Ernst & Young LLP

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Pricing of Funds and Purchase and Redemption Procedures

Procedures for pricing and procedures and policies relating to the purchase and redemption of the Acquired Fund and the Acquiring Fund are similar. A comparison of the differences in such procedures and policies for the Acquired Fund and Acquiring Fund is set forth below

Pricing of Funds

The procedure for pricing for the Acquired Fund and the Acquiring Fund are identical in all material aspects. Both the Acquired Fund and the Acquiring Fund determine the market value of a Fund’s investments primarily on the basis of readily available market quotations. The Funds generally use pricing services to determine the market value of securities. If market prices are not readily available or a price provided by a pricing service does not reflect fair value, both the Acquired Fund and the Acquiring Fund are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees or Board of Directors, as applicable.

Purchases

The procedures and policies relating to the purchase of shares of the Acquired Fund and the Acquiring Fund are substantially similar. The Acquired Fund and the Acquiring Fund permit investors to purchase shares directly from the Funds or through a broker or financial intermediary on any business day that the Funds are open. The Acquired Fund and the Acquiring Fund permit investors to invest any amount they choose, subject to the minimum initial investment amount for the applicable class of shares. The Acquired Fund and Acquiring Fund have the same initial and subsequent investment requirements as shown in the table below.

Purchase Amounts	Class A	Class I	Class P	Class C
Minimum initial investment	$2,500	$100,000	$2,500	$2,500
Minimum subsequent investment	$500	No Minimum	No Minimum	No Minimum

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Redemptions

The procedures and policies relating to the redemption of shares for the Acquired Fund and the Acquiring Fund are substantially similar. The Acquired Fund and the Acquiring Fund permit redemptions by mail, wire or telephone. Neither the Acquired Fund nor the Acquiring Fund charges a redemption fee (although each Fund’s transfer agent charges a $15.00 fee for each wire redemption).

For more information regarding the Pricing of Funds and Purchase and Redemption Procedures, see Appendix D.

THE BOARD UNANIMOUSLY RECOMMENDS

A VOTE “FOR” THE PROPOSAL

VOTING INFORMATION

Quorum Requirements

Only shareholders of the Acquired Fund of record on [November __], 2019 (the “Record Date”) are entitled to receive notice of and to vote at the Special Meeting or at any adjournment thereof. Each whole share of the Acquired Fund held as of the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. The presence in person or by proxy of shareholders owning thirty-three and one-third percent (33-1/3%) of the outstanding shares of the Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business. Any meeting of shareholders may be adjourned by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.

Required Vote

Approval of the Reorganization will require the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote at the Special Meeting. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” means the vote of the lesser of (1) 67% or more of the voting securities present at the Special Meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Acquired Fund.

If the Acquired Fund does not receive shareholder approval, or if the other conditions precedent to the Reorganization are not otherwise met or waived, then the Reorganization will not be implemented and the Board will consider additional actions as it deems to be in the best interests of the Acquired Fund.

Adjournment and Postponements

If a quorum of shareholders of the Acquired Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of the Acquired Fund to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to the Acquired Fund may be transacted at any such adjourned session(s) at which a quorum is present. The Special Meeting may be adjourned from time to time by a majority of the votes of the Acquired Fund properly cast upon the question of adjourning the Special Meeting to another date and time, whether or not a quorum is present, and the Special Meeting may be held as adjourned without further notice. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the SEC's proxy rules, including proposals for which timely notice was not received, as set forth in the SEC's proxy rules.

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Effect of Abstentions and Broker “Non-Votes”

All proxies voted, including abstentions, will be counted toward establishing a quorum. Because the proposal is expected to “affect substantially” a shareholder's rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because the proposal is non-discretionary, the Trust does not expect to receive broker non-votes.

Assuming the presence of a quorum, abstentions will have the effect of votes against the proposal. Abstentions will have no effect on the outcome of a vote on adjournment.

Revocation of Proxy

Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Trust, by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting. A prior proxy can also be revoked by proxy voting again through the toll-free number listed in the enclosed Voting Instructions. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

Shareholders Entitled to Vote

Only shareholders of record on the Record Date are entitled to receive notice of and to vote at the Special Meeting or at any adjournment or postponement thereof. Each whole share held as of the close of business on the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. The total number of shares of each class of the Acquired Fund outstanding and the total number of votes to which shareholders of such class are entitled, as of the Record Date, are set forth below.

	Class A Shares	Class I Shares	Class P Shares	Class C Shares
Shares Outstanding/Total Votes to which Entitled

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Method and Cost of Solicitation

The Acquired Fund expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation may also include facsimile, Internet or oral communications by certain employees of Campbell, who will not be paid for these services. Campbell will pay (or will cause to be paid) the costs of the Special Meeting, including legal costs and the cost of the solicitation of proxies.

Security Ownership of Certain Beneficial Owners and Management

As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of Acquired Fund. As of the Record Date, the Acquiring Fund had no shares outstanding.

As of [________], 2019, to the knowledge of the Trustees and management of the Trust, other than as set forth below, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Acquired Fund. Shareholders indicated below holding greater than 25% of the Acquired Fund may be “controlling persons” under the 1940 Act. Persons controlling the Acquired Fund can determine the outcome of any proposal submitted to the shareholders for approval.

[Control Persons and Principal Shareholder Information to be added]

Interest of Certain Persons in the Transaction

Campbell may be deemed to have an interest in the Reorganization because it will continue to provide advisory services to the Acquiring Fund if the Reorganization is approved and will receive compensation for such services.

Equinox, the current investment advisor to the Acquired Fund, has entered into an Asset Purchase Agreement with Campbell for the sale of management-related business assets of Equinox. Pursuant to the Asset Purchase Agreement, Equinox will receive certain payments from Campbell following the Reorganizations, which will be made by Campbell from its own resources and not by the Acquiring Fund or its shareholders.

FURTHER INFORMATION ABOUT THE ACQUIRED FUND
AND THE ACQUIRING FUND

More information about the Acquired Fund and the Acquiring Fund is included in: (i) the Acquired Fund’s Prospectus dated February 1, 2019; (ii) the Acquired Fund’s Statement of Additional Information dated February 1, 2019; (iii) the Acquiring Fund’s Preliminary Prospectus filed with the SEC on October 21, 2019; (iv) the Acquiring Fund’s Preliminary Statement of Additional Information filed with the SEC on October 21, 2019 and (iv) the Statement of Additional Information dated [November __], 2019 (relating to this Proxy Statement/Prospectus). You may request free copies of the Acquired Fund’s Prospectus or Statement of Additional Information (including any supplements) by calling toll-free 1-888-838-0770 or by visiting the Acquired Fund’s website at www.EquinoxFunds.com.

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You can request a free copy of the Acquiring Fund’s Preliminary Prospectus and Preliminary Statement of Additional Information, by calling 1-844-261-6488.

You may request free copies of this Proxy Statement/Prospectus or the Statement of Additional Information by calling 1-888-838-0770.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by RBB with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

The Acquired Fund and the Acquiring Fund also file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be viewed and copied by visiting the SEC's Public Reference Room in Washington, D.C. or the EDGAR Database on the SEC's Internet site at www.sec.gov. You may also obtain copies of documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov.

Other Business

The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Meetings and Proposals

The Acquired Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Acquired Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the Acquired Fund will be held at such time as the Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the Trust begins to print and mail its proxy statement, as determined by the Board, to be included in an Acquired Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

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Legal Matters

Certain legal matters concerning the issuance of shares of the Acquiring Fund in connection with the Reorganization and the tax consequences of the Reorganization will be passed upon by Drinker Biddle & Reath LLP.

Independent Registered Public Accounting Firm

The consolidated financial statements of the Acquired Fund for the year ended September 30, 2018 (as applicable), contained in the Acquired Fund’s Annual Report to Shareholders, have been audited by RSM US, LLP, independent registered public accounting firm. The Acquiring Fund does not yet have a financial history. Ernst & Young LLP will serve as the independent registered public accounting firm for the Acquiring Fund.

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APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of this [___] day of [___], 2019, by and among THE RBB FUND, INC., a Maryland corporation, with its principal place of business at 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“RBB”), on behalf of its series, the Campbell Systematic Macro Fund (“New Fund”); EQUINOX FUNDS TRUST, a Delaware statutory trust, with its principal place of business at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 (“Equinox Trust”), on behalf of its series, the Equinox Campbell Strategy Fund (“Old Fund”); and, solely for purposes of paragraph 7, Campbell & Company Investment Adviser LLC, the investment adviser to the New Fund and the sub-adviser to the Old Fund (“Campbell”) with its principal place of business at 2850 Quarry Lake Drive, Baltimore, Maryland 21209. (Each of RBB and Equinox Trust is sometimes referred to herein as an “Investment Company,” and each of New Fund and Old Fund is sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations of and by each Fund, and of and by each Investment Company, as applicable, on behalf of a Fund, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or Investment Company of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

Each of New Fund and Old Fund wish to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of Treasury Regulations (“Regulations” Section 1.368-2(g)). The reorganization will involve the Old Fund reorganizing from a series of Equinox Trust to a series of RBB by (1) transferring all its assets to the New Fund (which is being established solely for the purpose of acquiring those assets and continuing Old Fund’s business) in exchange solely for voting shares of beneficial interest (“shares”) in New Fund of a corresponding class and New Fund’s assumption of all of Old Fund’s liabilities, (2) distributing those shares pro rata on a class-by-class basis to Old Fund’s shareholders in exchange for their shares therein and in complete liquidation thereof, and (3) terminating Old Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving Old Fund and New Fund being referred to herein collectively as the “Reorganization”).

Each Investment Company’s board of directors/trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of either Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and, in the case of Old Fund, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Old Fund currently offers four classes of shares (“Old Fund Shares”), including Class A Shares, Class I Shares, Class P Shares, and Class C Shares. New Fund will have four classes of shares (“New Fund Shares”) that have identical characteristics to the Old Fund Shares. As part of the Reorganization, Old Fund Shares of each class will be exchanged for New Fund Shares of the corresponding class, as set forth on Schedule A.

In consideration of the mutual promises contained herein, the Investment Companies agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the requisite approval of the Old Fund’s shareholders and the terms and conditions set forth herein, the Old Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to the New Fund. In exchange therefore, the New Fund shall:

(a) Issue and deliver to Old Fund the number of full and fractional New Fund Shares of each class having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Old Fund attributable to the corresponding class of the Old Fund Shares; and

(b) Assume all of Old Fund’s liabilities as described in paragraph 1.3 (“Liabilities”); and

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2 The Assets shall consist of all assets and property of every kind and nature of the Old Fund at the Effective Time (as defined in paragraph 3.1), including, without limitation, all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records and any deferred and prepaid expenses shown as assets on Old Fund’s books. The Old Fund has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to RBB.

1.3 The Liabilities shall consist of all of the Old Fund’s liabilities, debts, obligations, and duties existing at the Effective Time, whether known or unknown, contingent, accrued, or otherwise, excluding Reorganization Expenses (as defined in paragraph 4.3(e)) borne by Campbell pursuant to paragraph 7. Notwithstanding the foregoing, the Old Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its Prospectus, to discharge to the extent it deems practicable all its known liabilities, debts, obligations, and duties before the Effective Time (other than the obligations set forth in this Agreement and investment contracts entered into in accordance with the terms of its Prospectus, including options, futures, forward contracts, and swap agreements).

1.4 At or before the Closing, the New Fund shall redeem the Initial Shares (as defined in paragraph 6.5) for the amount at which they are issued pursuant to that paragraph. At the Effective Time (or as soon thereafter as is reasonably practicable), the Old Fund shall distribute all the New Fund Shares it receives pursuant to paragraph 1.1(a) or (b) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in each case in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by RBB’s transfer agent’s opening accounts on the New Fund’s shareholder records in the Shareholders’ names and transferring those New Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional New Fund Shares equal to the value of full and fractional Old Fund Shares held by such Shareholder at the Effective Time, by class. The aggregate NAV of New Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Old Fund Shares held by such Shareholder at the Effective Time. All issued and outstanding Old Fund Shares, including any represented by certificates, shall simultaneously be canceled on Old Fund’s shareholder records. RBB shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

1.5 Any transfer taxes payable on the issuance and transfer of New Fund Shares in a name other than that of the registered holder on Old Fund’s shareholder records of the Old Fund Shares actually or constructively exchanged therefor shall be paid by the person to whom such New Fund Shares are transferred, as a condition of that issuance and transfer.

1.6 Any reporting responsibility of the Old Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain the responsibility of the Old Fund up to and including the later of: (a) the Effective Time, or (b) the date the Old Fund is dissolved and terminated, provided, however, that the New Fund shall be responsible for filing any tax return covering a period that includes any portion of a period after the date of the Closing.

1.7 After the Effective Time, the Old Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, the Old Fund shall be terminated as a series of Equinox Trust.

2. VALUATION

2.1 VALUATION OF ASSETS. The value of each of the Old Fund’s assets to be acquired by the New Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing date (such time and date may also be referred to as “Valuation Date”), using the valuation procedures set forth in Old Fund’s Amended and Restated Agreement and Declaration of Trust and the Old Fund’s then current Prospectus and Statement of Additional Information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The NAV per share of the New Fund’s Shares shall be the net asset value per share computed as of the close of normal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the New Fund’s Articles of Incorporation and the New Fund’s then current Prospectus and Statement of Additional Information.

2.3  EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the New Fund or the Old Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the New Fund or the Old Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by the Old Fund in accordance with its regular practice in pricing the shares and assets of the Old Fund and confirmed by the New Fund, and shall be subject to adjustment by an amount, if any, agreed to by the New Fund and the Old Fund.

3. CLOSING AND EFFECTIVE TIME

3.1 Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business ([4:00] p.m., Eastern Time) on [December 20], 2019 (“Effective Time”). The Closing shall be held at RBB’s offices or at such other place as to which the Investment Companies agree.

3.2 Equinox Trust shall cause the custodian of the Old Fund’s assets (“Old Custodian”) (a) to make Old Fund’s portfolio securities available to RBB (or to its custodian (“New Custodian”), if RBB so directs), for examination, no later than five business days preceding the Effective Time and (b) to transfer and deliver the Assets at the Effective Time to the New Custodian for the New Fund’s account, as follows: (1) duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers, (2) by book entry, in accordance with the customary practices of Old Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which Old Fund’s assets are deposited, in the case of Old Fund’s portfolio securities and instruments deposited with those depositories, and (3) by wire transfer of federal funds in the case of cash. Equinox Trust shall also direct the Old Custodian to deliver at the Closing an authorized officer’s certificate (i) stating that pursuant to proper instructions provided to the Old Custodian by Equinox Trust, the Old Custodian has delivered all of Old Fund’s portfolio securities, cash, and other Assets to the New Custodian for New Fund’s account and (ii) attaching a schedule setting forth information (including adjusted basis and holding period, by lot) concerning the Assets. The New Custodian shall certify to RBB that such information, as reflected on New Fund’s books immediately after the Effective Time, does or will conform to that information as so certified by the Old Custodian.

3.3 Equinox Trust shall deliver, or shall direct its transfer agent to deliver, to RBB at the Closing an authorized officer’s certificate listing the Shareholders’ names and addresses together with the number of full and fractional outstanding Old Fund Shares, by Fund and by class, that each such Shareholder owns, at the Effective Time, certified by Equinox Trust’s Secretary or Assistant Secretary or by its transfer agent, as applicable. RBB shall direct its transfer agent to deliver to Equinox Trust at or as soon as reasonably practicable after the Closing an authorized officer’s certificate as to the opening of accounts on the New Fund’s shareholder records in the names of the listed Shareholders and a confirmation, or other evidence satisfactory to Equinox Trust, that the New Fund Shares to be credited to Old Fund at the Effective Time have been credited to Old Fund’s accounts on those records.

3.4 Equinox Trust shall deliver to RBB, within five days before the Closing, an authorized officer’s certificate listing each security, by name of issuer and number of shares, which is being carried on the Old Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Old Fund.

3.5 At the Closing, each Investment Company shall deliver to the other (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents that the other Investment Company or its counsel reasonably requests and (b) a certificate executed in its name by its President or a Vice President or Treasurer, in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it has made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

4. REPRESENTATIONS AND WARRANTIES

4.1 Equinox Trust, on behalf of the Old Fund, represents and warrants to RBB, on behalf of the New Fund, as follows:

(a) Equinox Trust (1) is a trust operating under a written instrument or declaration of trust, the beneficial interest in which is divided into transferable shares (“Statutory Trust”), that is duly created, validly existing, and in good standing under the laws of the State of Delaware, and its Amended and Restated Agreement and Declaration of Trust dated June 2, 2010 (“Equinox Trust Declaration”) and/or the Trust’s Certificate of Trust dated June 2, 2010, and each Certificate of Amendment thereto is on file with the Delaware Secretary of State; (2) is duly registered under the 1940 Act as an open-end management investment company; and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b)  Old Fund is a duly established and designated series of Equinox Trust;

(c) The execution, delivery, and performance of this Agreement has been duly authorized at the date hereof by all necessary action on the part of Equinox Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of Equinox Trust, with respect to Old Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) At the Effective Time, Equinox Trust will have good and marketable title to the Assets for Old Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, RBB, on the New Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”) except securities that are restricted to resale by their terms;

(e) Equinox Trust, with respect to Old Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Equinox Trust Declaration or the Equinox Trust’s Bylaws dated [June 10], 2010 (“Equinox Trust’s Bylaws”), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Equinox Trust, on Old Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Equinox Trust, on Old Fund’s behalf, is a party or by which it is bound;

(f) At or before the Effective Time, either (1) all material contracts and other commitments of Old Fund (other than this Agreement and investment contracts entered into in accordance with the terms of its Prospectus, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or the New Fund’s assumption of any liabilities of Old Fund thereunder will be made. If such discharge and/or assumption by the New Fund causes a penalty to be incurred under a material contract or other commitment of the Old Fund, for the avoidance of doubt, such penalty shall not be borne by either Fund.

(g) No litigation, administrative proceeding, action, or investigation by or before any court, governmental body, or arbitrator is presently pending or, to Equinox Trust’s knowledge, threatened against Equinox Trust, with respect to Old Fund or any of its properties or assets attributable or allocable to Old Fund, that, if adversely determined, would materially and adversely affect Old Fund’s financial condition or the conduct of its business; and Equinox Trust, on Old Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation, and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects either Old Fund’s business or Equinox Trust’s ability to consummate the transactions contemplated hereby;

(h)  Old Fund’s Consolidated Statement of Assets and Liabilities, Consolidated Schedule of Investments, Consolidated Statement of Operations, and Consolidated Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended [September 30, 2019], have been audited by RSM US LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and present fairly, in all material respects, Old Fund’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended, and there are no known contingent liabilities of Old Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at either such date that are not disclosed therein;

(i) Since [September 30, 2019], there has not been any material adverse change in Old Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, nor any incurrence by Old Fund of indebtedness (except indebtedness incurred in connection with investment contracts including options, futures, forward and swap contracts) maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Old Fund Share due to declines in market values of securities that Old Fund holds, the discharge of Old Fund liabilities, or the redemption of Old Fund Shares by its shareholders shall not constitute a material adverse change;

(j) All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Old Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) have been filed, and all federal and other taxes shown as due or required to be shown as due on those Returns have been paid or provision shall have been made for the payment thereof; to the best of Equinox Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Old Fund is in compliance in all material respects with all applicable Regulations under Chapters 3 and 61 of the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k)  Old Fund has properly elected to be treated as an association that is taxable as a corporation for federal tax purposes under Regulations § 301.7701-3; Old Fund is a “fund” (as defined in section 851(g)(2)) eligible for treatment as a separate corporation under section 851(g)(1)); for each taxable year of its operation, Old Fund has met the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has elected to be treated as such; Old Fund has been eligible to and has computed its federal income tax under section 852; Old Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l) All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Equinox Trust and may be offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Old Fund’s shareholder records, as provided in paragraph 3.3; and Old Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor are there outstanding any securities convertible into any Old Fund Shares;

(m)  Old Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(n) Old Fund’s current prospectus and statement of additional information as filed on Form N-1A with the Commission (collectively, the “Prospectus”) (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(o) The information furnished by Equinox Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed by RBB with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities laws and other laws and regulations; and the N-14 Registration Statement (as defined in paragraph 4.3(a)) (other than written information provided by RBB for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting (as defined in paragraph 5.1), not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(p) Old Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its Prospectus, except as previously disclosed in writing to RBB; and

(q) The New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

4.2 RBB, on behalf of the New Fund, represents and warrants to Equinox Trust, on behalf of the Old Fund, as follows:

(a) RBB (1) is a Corporation that is duly created, validly existing, and in good standing under the laws of Maryland, and its Articles of Incorporation dated February 17, 1988, as amended (“RBB Articles”) is on file with Maryland Secretary of State, (2) is duly registered under the 1940 Act as an open-end management investment company and such registration is in full force and effect, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) At the Effective Time, New Fund will be a duly established and designated series of RBB; New Fund has not commenced operations and will not do so until after the Closing; and, immediately before the Closing, New Fund will be a shell series of RBB, without assets (except the amount paid for the Initial Shares if they have not already been redeemed by that time), liabilities, employees or business activities, created for the purpose of acquiring the Assets, assuming the Liabilities, and continuing Old Fund’s business;

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of RBB’s Board; and this Agreement constitutes a valid and legally binding obligation of RBB, with respect to New Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) Except for the Initial Shares (as defined in paragraph 6.5 and pursuant to paragraph 1.4), before the Closing, there will be no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) securities convertible into any New Fund Shares, or (4) any other securities issued by the New Fund;

(e) No consideration other than New Fund Shares (and New Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f) RBB, with respect to New Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland law, the RBB Articles or RBB’s Bylaws, adopted August 16, 1988, as amended (“RBB’s Bylaws”), or any Undertaking to which RBB, on New Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which RBB, on New Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation by or before any court, governmental body, or arbitrator is presently pending or, to RBB’s knowledge, threatened against RBB, with respect to New Fund or any of its properties or assets attributable or allocable to New Fund, that, if adversely determined, would materially and adversely affect the New Fund’s financial condition or the conduct of its business; and RBB, on New Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects either New Fund’s business or RBB’s ability to consummate the transactions contemplated hereby;

(h)  New Fund has properly elected to be treated as an association that is taxable as a corporation for federal tax purposes under Regulations §301.7701-3; New Fund has not filed any income tax return and will file its first federal income tax return after the completion of its first taxable year after the Effective Time as a RIC on Form 1120-RIC; New Fund will be a “fund” (as defined in section 851(g)(2)), eligible for treatment as a separate corporation under section 851(g)(1), and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; New Fund expects to meet the requirements of Subchapter M of the Code for qualification as a RIC for the taxable year in which the Reorganization occurs; New Fund will elect to be treated as such and expects to be eligible to compute its federal income tax under section 852 for such taxable year; and New Fund intends to continue to meet all of the requirements of Subchapter M for qualification as a RIC, to elect to be treated as such, and to be eligible to and to so compute its federal income tax, for the taxable year following that in which the Reorganization occurs;

(i) The New Fund Shares to be issued and delivered to Old Fund, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will at the Effective Time have been duly authorized and duly registered under the federal securities laws, and appropriate notices respecting them will have been duly filed under applicable state securities laws, and (2) when so issued and delivered, will be duly and validly issued and outstanding New Fund Shares and will be fully paid and non-assessable by RBB;

(j) There is no plan or intention for New Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(k) Immediately after the Effective Time, New Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A)); and

(l) The information furnished by RBB for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including Financial Industry Regulatory Authority, Inc.) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the Registration Statement (other than written information provided by Equinox Trust for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

4.3 Each Investment Company, on its Fund’s behalf, represents and warrants to the other Investment Company, on its Fund’s behalf, as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on its Fund’s behalf, except for (1) RBB’s filing with the Commission of a registration statement on Form N-1A relating to the New Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus (“Registration Statement”), (2) Equinox Trust’s filing with the Commission of a registration statement on Form N-14 (the “N-14 Registration Statement”), and (3) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) Neither the Old Fund nor the New Fund will pay for expenses incurred by shareholders in connection with shareholder activities (such as fees of personal investment or tax advisers for advice regarding the Reorganization);

(c) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the New Fund and those to which the Assets are subject;

(d) None of the compensation received by any Shareholder who is an employee of a service provider to Old Fund will be separate consideration for, or allocable to, any of the Old Fund Shares that Shareholder holds; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(e) Except as otherwise set forth herein, no expenses incurred by the Old Fund or on its behalf in connection with the Reorganization will be paid or assumed by the New Fund, unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than New Fund Shares will be transferred to the Old Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(f) Immediately following consummation of the Reorganization, (1) the New Fund Shares shall have been issued to the New Fund shareholders solely by reason of their ownership of the Old Fund Shares immediately before the Reorganization and (2) New Fund will hold the same assets and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization.

5. COVENANTS

5.1 Equinox Trust covenants to call a meeting of Old Fund’s shareholders to consider and act on this Agreement and to take all reasonable actions necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

5.2 Equinox Trust covenants that it will assist RBB in obtaining such information as the RBB reasonably requests concerning the beneficial ownership of Old Fund Shares.

5.3 Equinox Trust covenants that it will turn over its books and records pertaining to the Old Fund (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to RBB at the Closing.

5.4 Equinox Trust, on behalf of the Old Fund, will provide RBB, on behalf of the New Fund, with the materials and information in connection with the N-14 Registration Statement as counsel to RBB may reasonably request and Equinox Trust covenants to cooperate with RBB in preparing the N-14 Registration Statement in compliance with applicable federal and state securities laws.

5.5 Each Investment Company covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s) the other Investment Company deems necessary or desirable in order to vest in, and confirm to (a) RBB, on the New Fund’s behalf, title to and possession of all the Assets, and (b) Equinox Trust, on the Old Fund’s behalf, title to and possession of the New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

5.6 RBB covenants to use all reasonable efforts to obtain appropriate approvals and authorizations required by the 1933 Act, the 1940 Act in order to commence and continue the New Fund’s operations after the Effective Time.

5.7 RBB agrees to report the Reorganization as a reorganization qualifying under Section 368(a)(1)(F) of the Code, with the New Fund as the successor to the Old Fund. No party shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code or is inconsistent with the treatment of that Reorganization as a reorganization within the meaning of such Code section.

5.8 Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6. CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that must be satisfied at or before the Effective Time:

6.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by the Old Fund’s shareholders at the Shareholders Meeting;

6.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

6.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

6.4 The Investment Companies shall have received an opinion of Drinker Biddle & Reath LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 8, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it and any certificates delivered pursuant to paragraph 3.5(b). The Tax Opinion shall be substantially to the effect that – based on the facts and assumptions stated therein and conditioned on those representations and warranties being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) -- for federal income tax purposes:

(a) The transfer to the New Fund of the Assets of the Old Fund in exchange solely for New Fund Shares and New Fund’s assumption of the Liabilities, followed by Old Fund’s distribution of such New Fund shares pro rata to the Shareholders in exchange for their Old Fund Shares, will qualify as a “reorganization” within the meaning of section 368(a)(1)(F) of the Code, and each Fund will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

(b) Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares;

(c) New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

(d) New Fund’s adjusted basis in each Asset will be the same as Old Fund’s adjusted basis therein immediately before the Reorganization, and New Fund’s holding period for each Asset will include Old Fund’s holding period therefor (except where New Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e) A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

(f) A Shareholder’s aggregate adjusted basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate adjusted basis in its Old Fund Shares it surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

(g) The Reorganization will not result in the termination of Old Fund’s taxable year, and pursuant to Section 381 of the Code and Treasury Regulations thereunder, New Fund will succeed to and take into account the items of Old Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Notwithstanding the foregoing, the Tax Opinion may state that no opinion is expressed regarding (i) the federal income tax consequences of the payment of Reorganization Expenses by Campbell, except in relation to the qualification of the transfer of the Old Fund’s Assets to New Fund as a reorganization under Section 368(a) of the Code, (ii) the effect of the Reorganization on an Old Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting (including under Section 1256 of the Code), (iii) the effect of the Reorganization on any shareholder of an Old Fund that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting, (iv) whether accrued market discount, if any, on any market discount bonds held by an Old Fund will be required to be recognized as ordinary income under Section 1276 of the Code as a result of the Reorganization, and (v) any state, local or foreign tax consequences of the Reorganization;

6.5 Before the Closing, RBB’s Board shall have authorized the issuance of, and RBB shall have issued, one New Fund Share (“Initial Shares”) to Campbell or an affiliate thereof, in consideration of the payment of $10.00 each (or other amount that Board determines), to vote on the investment management contract, distribution and service plan, and other agreements and plans referred to in paragraph 6.6 and to take whatever action it may be required to take as the New Fund’s sole shareholder;

6.6 RBB, on the New Fund’s behalf, shall have entered into, or adopted, as appropriate, an investment management contract, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for New Fund’s operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by RBB’s Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are Non-Interested Persons thereof and by Campbell or its affiliate as the New Fund’s sole shareholder; and

6.7 At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 6.1 and 6.4) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

7. EXPENSES

Campbell shall bear all Reorganization Expenses. Campbell shall remain so liable for the Reorganization Expenses, regardless of whether the transaction contemplated by this Agreement occurs, and for the avoidance of doubt, this Section 7 shall survive the Closing and any termination of this Agreement pursuant to Section 9. The “Reorganization Expenses” include (1) costs associated with the preparation, printing and distribution of the N-14 Registration Statement, (2) legal and accounting fees incurred by Equinox Trust or RBB in connection with the Reorganization, (3) transfer agent and custodian conversion costs, (4) transfer taxes for foreign securities, (5) proxy solicitation costs, and (6) expenses of holding the Shareholders Meeting (including any adjournments thereof).

8. ENTIRE AGREEMENT; SURVIVAL; CONFIDENTIALITY

8.1 Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing. The covenants to be performed after the Closing, and the obligations of RBB, on behalf of the New Fund, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

8.2 Each Investment Company agrees to treat confidentially and as proprietary information of the other Investment Company all records and other information, including any information relating to portfolio holdings, of its Fund and not to use such records and information for any purpose other than the performance of its duties under this Agreement; provided, however, that after prior notification of and written approval by the Investment Company (which approval shall not be withheld if the other Investment Company would be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities having proper jurisdiction, and which approval shall not be withheld unreasonably in any other circumstance), an Investment Company may disclose such records and/or information as so approved.

9. TERMINATION

This Agreement may be terminated at any time at or before the Closing:

9.1 By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before [___, 2020] or such other date as to which the Investment Companies agree;

9.2 By the Investment Companies’ mutual agreement; or

9.3 Upon a determination by the terminating party’s Board of Trustees that the consummation of the transaction contemplated herein is not in the best interest of the party and after notice of said determination shall have been transmitted to the other party hereto.

In the event of termination under paragraphs 9.1, 9.2, or 9.3, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

10. AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time and in any manner on which they mutually agree in writing, notwithstanding the Old Fund’s shareholders’ approval thereof; provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests and provided that no such amendment shall waive or modify the conditions set forth in paragraphs 6.1 and 6.4.

11. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

12. MISCELLANEOUS

12.1 This Agreement shall be governed by and construed in accordance with the internal laws of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

12.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than RBB, on New Fund’s behalf, or Equinox Trust, on Old Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

12.3 Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than its Fund but are only binding on and enforceable against its property attributable to and held for the benefit of each of its Fund (“Fund Property”) and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims under this Agreement on its or each of its Fund’s behalf, shall look only to the Fund Property of the other Investment Company in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

12.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

EQUINOX FUNDS TRUST, on behalf of Old Fund

By:
[Name]
[Title]

The RBB Fund, Inc., on behalf of New Fund

By:
Salvatore Faia
President

Solely for purposes of paragraph 7,
CAMPBELL & COMPANY INVESTMENT ADVISER LLC

By:
[Name]
[Title]

Schedule A

Equinox Campbell Strategy Fund of Equinox Funds Trust	Campbell Systematic Macro Fund of The RBB Fund, Inc.
Class A Shares	Class A Shares
Class I Shares	Class I Shares
Class P Shares	Class P Shares
Class C Shares	Class C Shares

APPENDIX B

PRINCIPAL RISKS OF INVESTING IN THE ACQUIRING FUND

The information below is extracted from the preliminary prospectus for the Acquiring Fund and discloses the Acquiring Fund’s principal risks.

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The principal risk factors affecting shareholders' investments in the Fund (and, indirectly, in its wholly-owned subsidiary, Campbell Systematic Macro Offshore Limited (the "Subsidiary")) are set forth below.

• Strategy Risk: The profitability of any Fund investment depends primarily on the ability of the Manager to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be influenced by, among other things:

• changes in interest rates;

• governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

• weather and climate conditions;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events; and

• changes in philosophies and emotions of various market participants.

The Fund may not take all of these factors into account.

• Futures and Forward Contracts and Related Risks: The successful use of forward and futures contracts draws upon the Manager's skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts are:

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• potentially unlimited losses caused by unanticipated market movements;

• the Fund's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund's exposure to an asset class and may cause the value of the Fund's securities or related derivatives instruments to be volatile. Accordingly, the Fund's NAV may be volatile because of its investment exposure to the Fund.

There is no assurance that the Fund's investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

• Commodities Risk: Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

• Counterparty Risk: The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

• Credit Risk: Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

• Currency Risk: The Fund's exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Derivatives Risk: Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See "Leverage/Volatility Risk" below. The primary types of derivatives in which the Fund or its Subsidiary invest in are futures contracts and forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund's other investments. Although the value of futures contracts and forward contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts or forward contracts could have a potentially large impact on the Fund's performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options and forward contracts.

• Emerging Market Risk: The Fund intends to have exposure to emerging markets due to the Fund's investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Equity Securities Risk: The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

• Fixed-Income Risk: Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund's returns and share price. In addition, the Fund may be subject to "call" risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund's income if the proceeds are reinvested at lower interest rates), and "extension" risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

• Foreign Market Risk: As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals' markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk: The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

• Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

• Government Intervention and Regulatory Changes: The recent instability in financial markets has led the government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that are exposed to extreme volatility and in some cases lack of liquidity. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") (which was passed into law in July 2010) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, the Dodd-Frank Act established a new regulatory structure for derivatives. If more restrictive position limits are imposed on investors in the commodity futures and other derivative markets, the Fund may be adversely affected. Similarly, changes in the regulation of foreign currency-related trading arising from the Dodd-Frank Act may make such trading more expensive for the Fund, and otherwise limit the Fund's ability to engage in such trading, which could adversely affect the Fund.

No assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to an economic crisis or otherwise. The Fund may incur additional costs to comply with new requirements as well as to monitor for compliance in the future. In addition, Congress may determine to repeal or revise the Dodd-Frank Act or portions thereof and other laws and regulations. The effect of such actions, if taken, cannot be known.

• Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Manager. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

• Leverage/Volatility Risk: Although the Fund will not borrow funds for trading, the Fund should be considered highly leveraged and is suitable only for investors with high tolerance for investment risk. Leverage embedded in the various derivative instruments traded may result in the Fund or its Subsidiary holding positions whose face or notional value may be many times the Fund's net asset value. For example, the amount of margin funds necessary to be deposited in order to enter into a futures, forward or option contract position is typically from 2% to 10% of the total face or notional value of the contract. As a result of this leveraging, even a small movement in the price of a commodity can cause a correspondingly large profit or loss. Losses incurred on leveraged investments increase in direct proportion to the degree of leverage employed.

Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund's trading positions suddenly turn unprofitable.

The Fund's NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund's returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

• Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

• Management Risk: The Manager employs systematic modeling to make investment decisions about the attractiveness, value and potential positive or negative performance of the Fund. The models employed by the Manager may prove to be inaccurate and may not produce the desired results.

• Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• OTC Trading Risk: Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the "over-the-counter" or "OTC" market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Portfolio Turnover Risk: The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

• Regulatory Risk: Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary or that could adversely impact the Fund's performance.

• Short Sales Risk: The Fund may take a short position in a derivative instrument, such as a future, or forward, or swap or a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

• Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

• Tax Risk: In order to qualify as a regulated investment company ("RIC"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. In 2006, the Internal Revenue Service ("IRS") published a ruling that income realized from swaps with respect to a commodities index would not be qualifying income. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the Code for qualification as a RIC, but there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary and certain commodity-linked structured notes will not be considered qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. In addition, pursuant to recent guidance issued by the Treasury and the IRS, the Subsidiary’s commodity related income for a taxable year will only be treated as qualifying income to the extent the Subsidiary actually distributes such income out of its earnings and profits to the Fund for such taxable year. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and the Statement of Additional Information ("SAI") and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

APPENDIX C

FUNDAMENTAL INVESTMENT POLICIES

The Acquired Fund and the Acquiring Fund have identical fundamental investment policies. Fundamental policies may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Fund affected (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or amount of net assets will not be considered a violation of the investment limitation. In the case of borrowing, however, a Fund will promptly take action to reduce the amount of the Fund’s borrowings outstanding if, because of changes in the net asset value of the Fund due to market action, the amount of such borrowings exceeds one-third of the value of the Fund’s net assets.

The following restrictions are fundamental and may not be changed without a shareholder vote.

Each Fund will not:

1.	Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. This limit does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.	Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

C-1

When engaging in options, futures and forward currency contract strategies, a Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian or its futures commission merchant as permitted by the 1940 Act, the rules and regulations thereunder and the applicable guidance of the SEC and its staff; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

Each Fund may use derivatives to gain exposure to the asset classes and for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. Because many derivatives have a leverage or borrowing component that carry the potential for unlimited loss, regardless of the size of the initial investment, they may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a “senior security” by a Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise imposed by the 1940 Act on the Fund, however, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the 1940 Act requirements or the rules and SEC interpretations thereunder.

Each Fund generally will use its money market instruments or other liquid assets to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. The investment adviser of a Fund will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments. There is a possibility that segregation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

C-2

APPENDIX D

SHAREHOLDERS POLICIES AND PROCEDURES

The RBB Fund, Inc.

The information below is extracted from the preliminary prospectus for the Acquiring Fund and discloses the Acquiring Fund’s policies and procedures related to purchasing, redeeming and exchanging Acquiring Fund shares.

Pricing of Fund Shares

Class I Shares, Class P Shares, and Class C Shares of the Fund are sold at their net asset value ("NAV"). Class A Shares of the Fund are sold at its NAV, plus a front-end sales charge, if applicable. The NAV of a Class of the Fund is calculated as follows:

Value of Assets Attributable to a Class
NAV	=	−	Value of Liabilities Attributable to the Same Class
Number of Outstanding Shares of the Class

The Fund's NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency. Fund shares will generally not be priced on any day the NYSE is closed. The Fund will effect purchases of Fund Shares at the NAV next determined after receipt by the Transfer Agent of your purchase order in good order as described below. Due to the fact that different expenses are charged to the Class A Shares, Class I Shares, Class P Shares and Class C Shares of the Fund, the NAV of the four classes of the Fund will vary. The Fund will effect redemptions of Fund Shares at the NAV next calculated after receipt by the Transfer Agent of your redemption request in good order as described below. If the Fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

If available, the Fund's investments in securities and other exchange traded assets are generally valued based on market quotations. If market quotations are unavailable or deemed unreliable by the Fund's administrator, in consultation with the Manager, securities will be valued by the Manager in accordance with procedures adopted by the Company's Board of Directors and under the Board of Directors’ ultimate supervision. The Fund will regularly value its investments in derivative instruments at fair value. The Fund may use independent pricing services to assist in calculating the value of the Fund's portfolio holdings. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of the Fund’s total assets. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures employed by the Fund. The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every day the Fund is open for business. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary's portfolio investments.

Sales Charges

Different Service Organizations may impose different sales charges and these variations are described in the Fund’s Prospectus.

Class A Shares Sales Charges. Purchases of Class A Shares of the Fund are subject to a front-end sales charge of up to 5.75% of the total purchase price; however, sales charges may be reduced for large purchases as indicated below. Sales charges are not imposed on Shares that are purchased with reinvested dividends or other distributions. The table below indicates the front-end sales charge as a percentage of both the offering price and the net amount invested. The term “offering price” includes the front-end sales charge. Because of rounding in the calculation of the “offering price”, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Amount of Purchase of Class A Shares	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Compensation as a Percentage of Offering Price
Less than $25,000	5.75%	6.10%	5.00%
At least $25,000 but less than $50,000	5.00%	5.26%	4.25%
At least $50,000 but less than $100,000	4.75%	4.99%	4.00%
At least $100,000 but less than $250,000	3.75%	3.90%	3.25%
At least $250,000 but less than $500,000	2.50%	2.56%	2.00%
At least $500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or greater	0.00%	0.00%	See below

The Campbell Systematic Macro Fund Class A Shares pay a finder’s fee at the below tiered rates for trades at the $1 million break point:

Purchase Amount	Finder’s Fee
At least $1 million but less than $2.5 million	1%
At least $2.5 million but less than $5 million	0.5%
$5,000,000 or greater	0.25%

These trades will be protected by the same tiered contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Any applicable CDSC will be applied at the lower of cost or market value of the shares. Share aging will occur monthly on the anniversary date of each purchase.

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See “Reduced Sales Charges – Class A Shares” below.

Rights of Accumulation. You may combine your new purchase of Class A Shares with Class A Shares and/or Class C Shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you own. You may combine your account, your spouse’s account, and the account(s) of your children under age 25.

This privilege is also extended to certain employee benefit plans and trust estates. The following purchases may be combined for purposes of determining the “Amount of Purchase:” (a) individual purchases, if made at the same time, by a single purchaser, the purchaser’s spouse and children under the age of 25 purchasing Class A Shares for their own accounts, including shares purchased by a qualified retirement plan(s) exclusively for the benefit of such individual(s) (such as an IRA, individual-type section 403(b) plan or single-participant Keogh-type plan) or by a “Company,” as defined in Section 2(a)(8) of the 1940 Act, solely controlled as defined in the 1940 Act, by such individual(s), or (b) individual purchases by trustees or other fiduciaries purchasing Class A Shares (i) for a single trust estate or a single fiduciary account, including an employee benefit plan, or (ii) concurrently by two or more employee benefit plans for a single employer or of employers affiliated with each other in accordance with Section 2(a)(3)(c) of the 1940 Act (excluding in either case an employee benefit plan described in (a) above), provided such trustees or other fiduciaries purchase shares in a single payment. Purchases made for nominee or street name accounts may not be combined with purchases made for such other accounts. You may also further discuss the combined purchase privilege with your investment broker, brokerage firm, financial institution, or other industry professional, including affiliates of the Manager.

You will need to provide written instruction with respect to the other accounts whose purchases should be considered in Rights of Accumulation.

Rights of Accumulation do not apply to Class I Shares, Class P Shares or Class C Shares.

Letter of Intent. If you anticipate purchasing a specific dollar amount of Class A Shares within a 13-month period, the shares may be purchased at a reduced sales charge by completing and returning a Letter of Intent (the "Letter"), which can be provided to you by your investment broker or other Service Organization. The reduced sales charge may also be obtained on Class A Shares purchased within the 90 days prior to the date of receipt of the Letter. Shares purchased under the Letter are eligible for the same reduced sales charge that would have been available had all the shares been purchased at the same time. There is no obligation to purchase the full amount of shares indicated in the Letter. Should you invest more or less than indicated in the Letter during the 13-month period, the sales charge will be recalculated based on the actual amount purchased. A portion of the amount of the intended purchase normally will be held in escrow in the form of Shares pending completion of the intended purchase. If you do not purchase the full amount of Class A Shares indicated in the Letter, the appropriate amount of shares held in escrow will be redeemed by the Transfer Agent to pay the sales charge that was not applied to your purchase.

Letters of Intent do not apply to Class I Shares, Class P Shares or Class C Shares.

Class A Shares Sales Charge Waivers.

The sales charge on purchases of Class A Shares is waived for certain types of investors, including:

● Current and retired directors and officers of the Fund sponsored by the Manager or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Manager.

● Employees of the Manager and their families, or any full-time employee or registered representative of the Distributor or of broker-dealers having selling agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

● Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

● Participants in certain "wrap-fee" or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

● Clients of financial intermediaries that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

● Institutional investors (which may include bank trust departments and registered investment advisers).

● Any accounts established on behalf of registered investment advisers or their clients by broker dealers that charge a transaction fee and that have entered into agreements with the Distributor.

● Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

● Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your Service Organization and if your Service Organization has entered into an agreement with the Company or the Distributor. Please consult your financial adviser for further information.

In order to take advantage of a sales charge waiver, a purchaser must certify to the Service Organization eligibility for a waiver and must notify the Service Organization whenever eligibility for a waiver ceases to exist. A Service Organization reserves the right to request additional information from a purchaser in order to verify that such purchaser is so eligible. Such information may include account statements or other records regarding Shares of the Fund held by you or your immediate family household members.

Contingent Deferred Sales Charge on Certain Redemptions – Class A Shares. A 1.00% contingent deferred sales charge (“CDSC”) may apply for investments of $1 million or more of Class A Shares (and therefore no initial sales charge was paid) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the Distributor did not pay a commission to the selling broker-dealer. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them. In determining whether a contingent deferred sales charge is payable, and the amount of the charge, it is assumed that shares purchased with reinvested dividends and capital gain distributions and then other shares held the longest are the first redeemed.

Contingent Deferred Sales Charge on Certain Redemptions – Class I Shares and Class P Shares. Contingent Deferred Sales Charges do not apply to redemptions of Class I Shares and Class P Shares.

Contingent Deferred Sales Charge on Certain Redemptions – Class C Shares. No sales load is payable by a shareholder at the time of purchase, although the Distributor advances applicable brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations") the first year distribution and services fee at a rate of 1.00% on investments in the Fund’s Class C Shares. This advancement is solely financed by the Adviser and not by investors or the Fund. As a result, the Fund imposes a CDSC of 1.00% on redemptions of investments made within 12 months of purchase. The financing party receives the CDSC from the Distributor as reimbursement for the up-front sales commission that has been financed. The CDSC is assessed on an amount equal to the lesser of the offering price at the time of purchase of the shares redeemed and the NAV of shares redeemed at the time of redemption. When Class C Shares are redeemed, the redemption order is processed so that the lowest deferred sales charge is charged, and Class C Shares that are not subject to the deferred sales charge are redeemed first. Any CDSC paid on the redemptions of Class C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding. No CDSC is imposed on increases in NAV for Fund shares acquired as reinvested Fund distributions.

The CDSC will be waived for Class C Shares in the following circumstances:

▪ Redemptions of shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in the Fund through such plans;

▪ Exchanges pursuant to the exchange privilege, as described in “Shareholder Information — Exchange Privilege”;

▪ Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2;

▪ Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1⁄2 years old and you purchased your shares prior to October 2, 2006;

▪ Redemptions made with respect to certain retirement plans sponsored by the Fund;

▪ Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);

▪ Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;

▪ Involuntary redemptions made of shares in accounts with low balances;

▪ Redemptions related to the payment of custodial IRA fees, if any; and

▪ Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund.

Repurchase of Class A Shares. Reinstatement of Class A Shares at NAV within 90 calendar days of redemption will be achieved manually. Shareholders must provide instruction at the time of purchase of their intent to exercise this privilege. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

Reduced Sales Charge – Class A Shares. In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, the Fund or its agent may request account statements if it is unable to verify your account information.

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Fund will, upon written notification at the time of purchase, combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

Purchasers Qualifying for Reductions in Initial Sales Charges. Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

Individuals

- an individual, his or her spouse, or children residing in the same household;

- any trust established exclusively for the benefit of an individual;

Trustees and Fiduciaries

- a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

Other Groups

- any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of the Fund held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

The Fund does not provide additional information on reduced sales charges on its website because the information is contained in its Prospectus, which will be available on the Fund’s website at www.campbell.com.

Purchase of Fund Shares

Shares representing interests in the Fund are offered continuously for sale by Quasar Distributors, LLC (the "Distributor").

General. You may purchase Shares of the Fund at the NAV per Share next calculated after your order is received by the Transfer Agent in good order as described below. The Fund's NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment in the Fund is $100,000 for Class I Shares. The minimum initial investment for Class A Shares, Class P Shares, and Class C Shares is $2,500. The minimum amount for subsequent investments is $500 for Class A Shares. There is no minimum amount for subsequent investments for Class I Shares, Class P Shares, and Class C Shares. The Fund may accept initial investments of smaller amounts in its sole discretion. You can only purchase Shares of the Fund on days the NYSE is open and through the means described below.

Purchases Through Intermediaries. Shares of the Fund may also be available through certain Service Organizations. Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose minimum investment requirements. Service Organizations may also impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by the Fund in good order, the Transfer Agent will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the Fund's NAV next computed after such orders are deemed to have been received by the Service Organization or its authorized designee.

For administration, subaccounting, transfer agency and/or other services, the Manager, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee (the "Service Fee") based on the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

Initial Investment By Mail. Subject to acceptance by the Fund, an account may be opened by completing and signing an account application and mailing it to the Fund at the address noted below, together with a check payable to the Fund. All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Regular Mail:	Overnight Mail:
Campbell Systematic Macro Fund	Campbell Systematic Macro Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Shares will be purchased at the NAV next computed after the time the application and funds are received in proper order and accepted by the Fund. The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

Initial Investment By Wire. If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application. You may mail or overnight deliver your account application to the Transfer Agent. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

Wire Instructions:

U.S. Bank National Association

777 East Wisconsin Ave

Milwaukee WI 53202

ABA 075000022

Credit:

U.S. Bancorp Fund Services

Account #112-952-137

For Further Credit to:

Campbell Systematic Macro Fund

(shareholder registration)

(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Subsequent Investments – By Wire. Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Telephone Purchase. Investors may purchase additional shares of the Fund by calling 1-844-261-6488. If you elected this option on your account application, and your account has been open for at least 15 calendar days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If you order is received prior to 4 p.m. Eastern time, your shares will be purchased at the net asset value calculated on the day your order is placed.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Additional Investments. Additional investments may be made at any time by purchasing Shares at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" or by wiring as outlined above under "Initial Investment by Wire." Initial and additional purchases made by check or electronic funds transfer through the ACH network cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the purchase date. The minimum amount for subsequent investments is $500 for Class A Shares. There is no minimum amount for subsequent investments for Class I Shares, Class P Shares, or Class C Shares.

Retirement Plans/IRA Accounts. The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-844-261-6488 for information on:

•	Individual Retirement Plan, including Traditional IRAs and Roth IRAs

•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs

•	Coverdell Education Savings Accounts

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholding. For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. The Manager will monitor the Fund's total assets and may, subject to Board of Directors' approval, decide to close the Fund at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of the Fund's strategy. The Manager, subject to Board of Directors' approval, may also choose to reopen the Fund to new investments at any time, and may subsequently close the Fund again should concerns regarding the Fund's size recur. If the Fund closes to new investments, the Fund may be offered only to certain existing shareholders of the Fund and certain other persons who may be subject to cumulative, maximum purchase amounts, as follows:

a. persons who already hold Shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Manager;

b. existing and future clients of financial advisers and planners whose clients already hold Shares of the Fund;

c. employees of the Manager and their spouses, parents and children; and

d. directors of the Company.

Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Manager, subject to the Board of Directors' discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Fund's Shares will be made in full and fractional Shares of the Fund calculated to three decimal places. Certificates for Shares will not be issued.

Shares may be purchased and subsequent investments may be made by principals and employees of the Manager and their family members, either directly or through their IRAs, and by any pension and profit-sharing plan of the Manager, without being subject to the minimum investment limitation. The Manager is authorized to waive the minimum initial investment requirement.

Good Order. A purchase request is considered to be in good order when the purchase request includes the name of the Fund, the dollar amount of shares to be purchased, your account application or investment stub, and a check payable to the Fund. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Company and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's Shares when an investor's identity cannot be verified.

Redemption of Fund Shares

You may redeem Fund Shares at the next NAV calculated after a redemption request is received by the Transfer Agent in good order. The Fund's NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. You can only redeem Shares of the Fund on days the NYSE is open and through the means described below. You may redeem Fund Shares by mail, or, if you are authorized, by telephone. The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund.

Redemption By Mail. Your redemption request should be sent to: Campbell Systematic Macro Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. If sent by overnight mail to: Campbell Systematic Macro Fund, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days;

•	For all redemptions in excess of $10,000 from any shareholder account.

The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Nonfinancial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Redemption By Telephone. If you did not decline telephone options on your account application (or requested by subsequent arrangements in writing), and your account has been open for at least 15 days, you may initiate a redemption in any amount up to $10,000 by calling the Transfer Agent at 1-844-261-6488.

Investors may have a check sent to the address of record, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, also to the bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.

Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

IRA and Other Retirement Plan Redemptions. If you are redeeming shares from an IRA or other retirement plan, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding.

Shares held in IRA accounts may be redeemed by telephone at 1-844-261-6488. Investors will be asked whether or not to withhold taxes from any distribution.

Involuntary Redemption. The Fund reserves the right to redeem a shareholder's account in the Fund at any time the value of the account falls below $500 as a result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in the Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The Fund may assert the right to redeem your Shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse the Fund for any loss sustained by reason of your failure to make full payment for Shares of the Fund you previously purchased or subscribed for.

Other Redemption Information. Redemption proceeds for Shares of the Fund recently purchased by check or electronic funds transfer through the ACH network may not be distributed until payment for the purchase has been collected, which may take up to fifteen calendar days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option. Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC. The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio securities. In stressed market conditions, redemption methods may include redeeming in kind.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions. If a shareholder receives redemption proceeds in-kind, the shareholder will bear the market risk of the securities received until their disposition and should expect to incur transaction costs upon the disposition of the securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund.

Good Order. A redemption request is considered to be in good order when the redemption request includes the name of the Fund, the number of shares or dollar amount to be redeemed, the account number, and signatures by all of the shareholders whose names appear on the account registration with a signature guarantee, if applicable. Redemption requests not in good order may be delayed.

Market Timing

In accordance with the policy adopted by the Board of Directors, the Company discourages and does not accommodate market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund Shares held by long-term shareholders. The Company and the Manager reserve the right to (i) reject a purchase or exchange order, (ii) delay payment of immediate cash redemption proceeds for up to seven calendar days, (iii) revoke a shareholder's privilege to purchase Fund Shares (including exchanges), or (iv) limit the amount of any exchange involving the purchase of Fund Shares. An investor may receive notice that their purchase order or exchange has been rejected after the day the order is placed or after acceptance by a financial intermediary. It is currently expected that a shareholder would receive notice that its purchase order or exchange has been rejected within 48 hours after such purchase order or exchange has been received by the Company in good order. The Company and the Manager will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Manager), the Company (or the Manager) will exercise its right if, in the Company's (or the Manager's) judgment, an investor has a history of excessive trading or if an investor's trading, in the judgment of the Company (or the Manager), has been or may be disruptive to the Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Manager or any affiliated person or associated person of the Manager.

Pursuant to the policy adopted by the Board of Directors, the Manager has developed criteria that it uses to identify trading activity that may be excessive. The Manager reviews on a regular, periodic basis available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, the Manager, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. If, in its judgment, the Manager detects excessive, short-term trading, it may reject or restrict a purchase request and may further seek to close an investor's account with the Fund. The Manager may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Manager will apply the criteria in a manner that, in the its judgment, will be uniform.

There is no assurance that the Fund will be able to identify market timers, particularly if they are investing through intermediaries.

If necessary, the Company may prohibit additional purchases of Shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers' trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company's excessive trading policies, the Company may take certain actions, including terminating the relationship.

Exchange Privilege

Beneficial holders with financial intermediary sponsored fee-based programs are eligible to exchange their Shares in a particular share class of the Fund for Shares in a different share class of the Fund if the shareholder meets the eligibility requirements for that class of Shares or the shareholder is otherwise eligible to purchase that class of Shares. Such an exchange will be effected at the NAV of the Shares next calculated after the exchange request is received by the Transfer Agent in good order. Shares of each class of the Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. Total return can be expected to differ among classes of the Fund. Shareholders who exercise the exchange privilege will generally not recognize a taxable gain or loss for federal income tax purposes. The Fund reserves the right, at its sole discretion, to change or discontinue the exchange privilege, or to temporarily suspend the privilege during unusual market conditions when, in the judgment of management, such change or discontinuance is in the best interests of the Fund.

Dividends and Distributions

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise. The Fund will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually.

The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid U.S. federal tax. The Fund's distributions and dividends, whether received in cash or reinvestment in additional Shares, are subject to U.S. federal income tax for shareholders other than IRAs or other tax-qualified plans.

All distributions will be reinvested in additional Fund shares unless you elect to receive cash via one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gains distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

You may change the distribution option on your account at any time. You should notify the Transfer Agent in writing or by telephone at least five (5) days prior to the next distribution.

More Information About Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31st.

A portion of distributions paid by the Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as the result of the Fund's securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of the total assets of the Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If the Fund makes this election, the amount of those foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If the Fund is not eligible or chooses not to make this election the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

Sales of Shares. You will generally recognize taxable gain or loss for federal income tax purposes on a sale or redemption of your shares based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

The Fund (or relevant broker or financial adviser) is required to compute and report to the IRS and furnish to Fund shareholders cost basis information when such shares are sold. The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding. The Fund may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders. Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of a regulated investment company such as the Fund, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss) and dividends attributable to the Fund's interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares of the Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, then the foreign investor's income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

Shares of the Fund have not been registered for sale outside of the United States and certain United States territories.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Tax Risks of Investment in Subsidiary. The investment of up to 25% of a fund’s assets in a foreign subsidiary such as the Subsidiary is a structure that has been used by a number of RICs as a way of indirectly making commodities-related investments that would not generate qualifying income if they were made directly by the RIC. Section 851(b) of the Internal Revenue Code of 1986, as amended (the “Code”) provides that income earned by a controlled foreign corporation (a “CFC”), such as the Subsidiary, will be treated as qualifying income for a RIC provided that CFC distributes those earnings out to the RIC each year. During the period 2006-2011, the IRS issued a number of private letter rulings to other funds in which the IRS ruled that income derived from a fund’s investment in a CFC such as the Subsidiary will generally constitute qualifying income for the fund, even if the CFC itself engages in transactions that would not generate qualifying income if they were engaged in by the fund itself and even if the earnings of the CFC are not distributed to the fund each year. In 2011, however, the IRS suspended the issuance of such private letter rulings pending further review of the subject. In 2016, after completion of that review, the IRS issued proposed regulations that will provide that the income from a foreign subsidiary is qualifying income for RIC purposes only to the extent the income is actually distributed by the foreign subsidiary to the RIC each year – consistent with what is provided in the Internal Revenue Code. Accordingly, the Fund intends to cause the Subsidiary to make such distributions to the Fund each year, so that the income of the Subsidiary will be qualifying income for the Fund.

If, however, the IRS were to determine that income derived from the Fund’s investment in the Subsidiary (or from certain commodity-linked notes) does not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a RIC and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. In a Senate subcommittee hearing on the subject of RIC commodities-related investments in 2012, Senator Levin, the subcommittee chairman, expressed the view that a wholly-owned foreign subsidiary such as the Subsidiary, which is used by a RIC to make investments or otherwise to engage in transactions that the RIC could not accomplish directly under the applicable tax rules, should be disregarded as a separate entity for federal income tax purposes. Senator Levin’s view was not endorsed by the IRS Commissioner and the Treasury Acting Assistant Secretary for Tax Policy in their hearing testimony and their post-hearing responses to supplemental questions from Senator Levin. If the IRS were ultimately to adopt such a view, however, and if that position were to be sustained by the courts, the Fund may be unable to meet the 90% qualifying income test and therefore may not qualify as a RIC. In that event, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Taxation of the Subsidiary. There is, at present, no direct taxation in the Cayman Islands and interest, dividends and gains payable to the Subsidiary will be received free of all Cayman Islands taxes. The Subsidiary is registered as an "exempted company" pursuant to the Companies Law (as amended). The Subsidiary has applied for, and expects to receive, an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Subsidiary, or to the shareholders thereof, in respect of any such property or income.

More information about taxes is contained in the SAI.

Distribution Arrangements

The Board of Directors has adopted a Plan of Distribution for Class A Shares, Class P Shares, and Class C Shares of the Fund (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund's Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25%, of the Class A Shares and Class P Shares, and up to 1.00%, of the Class C Shares, on an annualized basis of the average daily net assets of the Class A Shares, Class P Shares, and the Class C Shares of the Fund. The actual amount of such compensation under the Plan is agreed upon by the Company's Board of Directors and by the Distributor. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund's 12b-1 Plan. Ongoing servicing and/or maintenance of the accounts of shareholders may include updating and mailing prospectuses and shareholder reports, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Fund or its service providers. The Distributor may delegate some or all of these functions to Service Organizations. See "Purchases Through Intermediaries" above.

The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

Equinox Funds Trust

The information is extracted from the prospectus for the Acquired Fund and discloses the Acquired Fund’s policies and procedures related to purchasing, redeeming and exchanging Acquired Fund shares.

HOW SHARES ARE PRICED

The Fund’s NAV and offering price (NAV plus any applicable sales charges) is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day. If available, the Fund’s investments in securities and other exchange traded assets are generally valued based on market quotations. If market prices are unavailable or the Fund believes that they are unreliable, the Fund prices those securities or other assets at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV. The Fund will regularly value its investments in derivative instruments, including swaps, at fair value. The use of fair valuation in pricing a portfolio holding involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the portfolio holding might actually trade if a reliable market price were readily available.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s portfolio holdings.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures employed by the Fund. The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every day the Fund is open for business. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio investments.

More information about the valuation of the Fund’s holdings is provided in the SAI.

HOW TO PURCHASE SHARES

SHARE CLASSES

Presently, the Fund has registered five classes of shares, Class A, Class C, Class I, Class P and Class SI. Class A and Class C shares are designed for individual and retail investors. Class I and Class SI shares are designed for institutional investors. Class P shares are offered through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries. You should weigh the impact of all potential costs over the life of your investment before making your initial investment. Each share class is available to all investors who meet the investment minimum for the class, as described below. Not all share classes may be available for purchase in all states.

Class A	Class I	Class P	Class C	Class SI
Initial sales charge of 5.75% or less	No initial sales charge	No initial sales charge	No initial sales charge	No initial sales charge
Deferred sales charge may apply*	No deferred sales charge	No deferred sales charge	Deferred sales charge may apply*	No deferred sales charge
Higher annual expenses than Class I shares	Lower annual expenses than Class A shares and Class P shares due to no distribution fee and no shareholder service fees	Higher annual expenses than Class I shares	Higher annual expenses than Class I shares	Lower annual expenses than Class A shares and Class P shares due to no distribution fee and no shareholder service fees

*	A 1.00% CDSC may apply for investments of $1 million or more of Class A Shares (and therefore no initial sales charge was paid) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the Distributor did not pay a commission to the selling broker-dealer. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them. A 1.00% CDSC is assessed on redemptions of Class C shares made within one year after purchase of such shares.

INVESTMENT MINIMUMS

Shares representing interests in the Fund are offered continuously for sale by the Distributor. You can purchase Class A shares, Class I shares, Class P shares, Class C shares or Class SI shares of the Fund through certain broker-dealers or directly through the transfer agent of the Fund, as discussed below. You may purchase shares of the Fund through a financial intermediary who may charge you a commission on your purchase, may charge additional fees, and may require different minimum investments or impose other limitations on buying and selling shares of the Fund. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of Fund shares. Listed below are the minimum investment amounts for each share class of the Fund.

Purchase Amounts	Class A	Class I	Class P	Class C	Class SI
Minimum initial investment	$2,500	$100,000	$2,500	$2,500	$250,000,000
Minimum subsequent investment	$500	No Minimum	No Minimum	No Minimum	No Minimum

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “Purchasing Shares.” To open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.

In the event you modify or change your relationship with your financial intermediary through which you invest in the Fund (for instance, from an advisory relationship to a brokerage relationship) you may no longer be eligible to invest in a particular share class and your financial intermediary may exchange your shares for another share class which may be subject to higher expenses and Rule 12b-1 distribution fees.

In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.

The Trust is not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

SHARE CLASSES

Class A Shares

Distribution Plan. The Board of Trustees, on behalf of the Fund’s Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Class A shares.

Shareholder Service Plan. The Fund may enter into shareholder services arrangements with broker-dealers, banks, trust companies, and other financial services firms under which such firms agree to provide certain support services to Class A shareholders for a fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares. Because service fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment.

Front-End Sales Charge. Class A shares of the Fund are offered at their public offering price, which is net asset value per share plus the applicable sales charge. The minimum initial investment in Class A shares is $2,500 and the minimum subsequent investment is $500. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the Fund, at net asset value with the following front end sales charges (“FESC”) based on the amount of purchase. Because of rounding in the calculation of the “offering price,” the actual sales charge you pay may be more or less than that calculated using the percentages shown below:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a %	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999.99	5.00%	5.26%	4.25%
$50,000 to $99,999.99	4.75%	4.99%	4.00%
$100,000 to $249,999.99	3.75%	3.90%	3.25%
$250,000 to $499,999.99	2.50%	2.56%	2.00%
$500,000 to $999,999.99	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See Below

The Equinox Campbell Strategy Fund Class A shares will be programmed to pay a finder’s fee at the below tiered rates for trades at the $1 million break point:

Purchase Amount	Finder’s Fee
$1 million but less than $2.5 million	1%
$2.5 million but less than $5 million	0.5%
$5 million and greater	0.25%

These trades will be protected by the same tiered CDSC if shares are redeemed within 12 months of purchase. Any applicable CDSC will be applied at the lower of cost or market value of the shares. Share aging will occur monthly on the anniversary date of each purchase.

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See “Reduced Sales Charges” below.

Waiver of Front-End Sales Charge – Class A Shares

The front-end sales charge will be waived on Class A Shares purchased:

●	through reinvestment of dividends and distributions;

●	through an asset allocation account advised by the adviser or one of its affiliates;

●	by persons repurchasing shares they redeemed within the last 90 days (see “Repurchase of Class A Shares”);

●	by employees, and members of their immediate family, of the adviser and its affiliates;

●	by employees and retirees of the Fund’s administrator or distributor;

●	by Trustees and officers of Equinox Funds Trust;

●	by participants in certain “wrap-fee” or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor;

●	by clients of registered investment advisers that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee;

●	by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

●	through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Fund’s distributor or otherwise, do not receive any portion of the front-end sales charge.

Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Repurchase of Class A Shares

Reinstatement of class A shares at NAV within 90 calendar days of redemption will be achieved manually. Shareholders must provide instruction at the time of purchase of their intent to exercise this privilege. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

Reduced Sales Charge – Class A Shares

In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, the Fund or its agent may request account statements if it is unable to verify your account information.

Rights of Accumulation

In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value at the current NAV of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify the Fund’s transfer agent at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding the Fund shares held by you or related accounts at the Fund or at other financial intermediaries in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Fund may amend or terminate this right of accumulation at any time.

Letter of Intent

You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined Purchase/Quantity Discount Privilege

When calculating the appropriate sales charge rate, the Fund will, upon written notification at the time of purchase, combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

Purchasers Qualifying for Reductions in Initial Sales Charges

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

Individuals

●	an individual, his or her spouse, or children residing in the same household;

●	any trust established exclusively for the benefit of an individual;

Trustees and Fiduciaries

●	a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

Other Groups

●	any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of the Fund held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

The Fund does not provide additional information on reduced sales charges on its website because the information is contained in its Prospectus, which will be available on the Fund’s website at www.EquinoxFunds.com.

CLASS I SHARES

Sales of the Fund’s Class I shares are not subject to a front-end sales charge, contingent deferred sales charge or a Rule 12b-1 fee. The minimum initial investment in the Class I shares is $100,000 and subsequent investments may be made in any amount.

CLASS P SHARES

Sales of the Fund’s Class P shares are not subject to a front-end sales charge or contingent deferred sales charge. The minimum initial investment in the Class P shares is $2,500 and subsequent investments may be made in any amount.

Distribution Plan. The Board of Trustees, on behalf of the Fund’s Class P shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class P shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Class P shares. Currently, the Fund is not making payments under the Rule 12b-1 Plan with respect to Class P shares.

Shareholder Service Plan. The Fund may enter into shareholder services arrangements with broker-dealers, banks, trust companies, and other financial services firms under which such firms agree to provide certain support services to Class P shareholders for a fee of up to 0.25% of the Fund’s average daily net assets attributable to Class P shares. Because service fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment.

CLASS C SHARES

Class C shares of the Fund are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution related activities with respect to the Fund and/or shareholder services.

Distribution Plan. The Board of Trustees, on behalf of the Fund’s Class C shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Contingent Deferred Sales Charge. Class C shares of the Equinox Campbell Strategy Fund will be programmed to pay a 1% advanced commission which will be protected by a 1% CDSC if shares are redeemed within 12 months of purchase. Any applicable CDSC will be applied at the lower of cost or market value of the shares. Share aging will occur monthly on the anniversary date of each purchase. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

CLASS SI SHARES

Sales of the Fund’s Class SI shares are not subject to a front-end sales charge, contingent deferred sales charge or a Rule 12b-1 fee. The minimum initial investment in the Class I shares is $250,000,000 and subsequent investments may be made in any amount.

FACTORS TO CONSIDER WHEN CHOOSING A SHARE CLASS

When deciding which class of shares of the Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the tables disclosing Shareholder Fees and Annual Fund Operating Expenses and the Expense Example in the Fees and Expenses of the Fund section of this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

PURCHASING SHARES

You may purchase shares of the Fund by sending a completed application form to the following address by either regular or overnight mail:

Address for Regular Mail:	Address for Overnight Mail:
Equinox Campbell Strategy Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701 1-888-838-0770	Equinox Campbell Strategy Fund c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202 1-888-838-0770

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

MINIMUM AND ADDITIONAL INVESTMENT AMOUNTS

The minimum initial investment to open an account is $2,500 for Class A Shares, Class P shares and Class C shares, $100,000 for Class I Shares, $250,000,000 for Class SI shares and the minimum subsequent investment is $500 for Class A Shares. There is no minimum subsequent investment amount for Class I shares, Class P, Class C or Class SI shares and there is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund. The Fund and the Adviser reserve the right to waive or reduce the investment minimums under certain circumstances. The Fund may change the investment minimums at any time.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to the name of the Fund. The Fund will not accept payment in cash or money orders. The Fund does not accept postdated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Note: U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When Order is Processed

All shares will be purchased at the NAV, plus any applicable sales charges, per share next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

●	the name of the Fund and share class;

●	the dollar amount of shares to be purchased;

●	a completed purchase application or investment stub; and

●	a check payable to the Fund.

PURCHASES THROUGH BROKERS

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. These brokers and agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set its own initial and subsequent investment minimums. You may be required to pay a commission to your broker or financial intermediary depending on your arrangements with them and you may be charged a fee if you use a broker or agent to redeem shares of the Fund. In the event your broker modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “Purchasing Shares.” Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the fund’s behalf. Contact your broker/financial intermediary for specific information regarding the availability and suitability of various account options described throughout this prospectus. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this prospectus.

PURCHASES BY WIRE

INITIAL INVESTMENT – BY WIRE

If you are making your first investment in the Fund, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight delivery your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202

ABA #075000022

Credit:

U.S. Bancorp Fund Services, LLC

Account #112-952-137

Further Credit:

Equinox Campbell Strategy Fund

(shareholder registration)

(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

FOR SUBSEQUENT INVESTMENTS – BY WIRE

Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Your bank may charge you a fee for wiring same-day funds.

HOW TO EXCHANGE SHARES

You may exchange shares of a class of the Fund for shares of the same class of the Equinox IPM Systematic Macro Fund. The Equinox IPM Systematic Macro Fund is offered through a separate prospectus, which is available online at www.equinoxfunds.com/documents, by calling 1-888-838-0770 or by sending an e-mail request to Invest@equinoxfunds.com. Exchanges may be effected by (i) by writing to the Fund at Equinox Campbell Strategy Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or (ii) by calling the Funds toll-free at 1-888-838-0770. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

An exchange between the Fund and the Equinox IPM Systematic Macro Fund means that you purchase shares of Equinox IPM Systematic Macro Fund using the proceeds from the simultaneous redemption of your shares in the Fund. Redemption and purchase of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. Such an exchange will be treated as a sale for Federal income tax purposes. See the section entitled “More Information about Taxes” in the Fund’s prospectus for a discussion of the tax consequences of an exchange (sale) of shares in the Fund for shares in a different Equinox Fund.

Exchange transactions will be subject to the minimum investment amount and other requirements of the particular class of the fund into which the exchange is desired to be made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than the Fund’s minimum investment requirement for a new account.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. Notwithstanding the foregoing, the Fund reserves the right to reject any purchase request (including exchange purchases from another Equinox Fund) that is deemed to be disruptive to efficient portfolio management. For more information about the Fund’s policy on excessive trading, refer to the section entitled “Frequent Purchases and Redemptions of Fund Shares.”

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here at any time.

HOW TO REDEEM SHARES

REDEMPTION REQUESTS

You will be entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption by regular, express or overnight mail to:

Address for Regular Mail:	Address for Overnight Mail:
Equinox Campbell Strategy Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701 1-888-838-0770	Equinox Campbell Strategy Fund c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202 1-888-838-0770

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

REDEEMING BY TELEPHONE

In order to utilize the telephone redemption option, you must indicate that option on your Account Application. You may then initiate a redemption of Shares that does not exceed $50,000 by calling the transfer agent at 1-888-838-0770.

Investors may have a check sent to the address of record, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, also to the bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the address on the account has changed within the previous 30 calendar days.

Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Before executing an instruction received by telephone, the transfer agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

IRA AND OTHER RETIREMENT PLAN REDEMPTIONS

If you have an IRA or other retirement plan, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding.

WIRE REDEMPTIONS

If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to U.S. Bancorp to cover costs associated with the transfer but U.S. Bancorp does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.

SYSTEMATIC WITHDRAWAL PLAN

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan. Under the Plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. In order to participate in the Plan, your account balance must be at least $10,000 and each payment should be a minimum of $100. If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent at least five days prior to the next scheduled withdrawal.

A withdrawal under the Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount requested to be withdrawn exceeds the amount available in your account, which includes any dividends credited to your account, the account will ultimately be depleted.

REDEMPTIONS IN KIND

The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than (the lesser of) $250,000 or 1% of the Fund’s assets. The securities will be chosen by the Fund and valued under the Fund’s net asset value procedures. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses, including taxes, in converting these securities to cash.

WHEN REDEMPTIONS ARE SENT

Once the Fund receives your redemption request in “good order” (as described below), it will issue a check based on the next determined NAV following your redemption request. The Fund typically sends the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. The Fund generally pays redemption proceeds in cash, however, the Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash. Before selling recently purchased shares, please note that if the Fund’s transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 10 calendar days from the purchase date. This procedure is intended to protect the Fund and its shareholders from loss.

Rights Reserved by the Fund

The Fund reserves the right to:

●	reject any purchase order;

●	suspend the offering of shares;

●	vary the initial and subsequent investment minimums;

●	waive the minimum investment requirement for any investor;

●	redeem accounts with balances below the minimum after 30 days’ written notice;

●	redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;

●	subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust; and

●	redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.

The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

GOOD ORDER

Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

●	The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

●	The request must identify your account number;

●	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

●	If you request that the redemption proceeds to be sent to an address other than that of record, or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

WHEN YOU NEED SIGNATURE GUARANTEES

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

●	If ownership is being changed on your account;

●	When redemption proceeds are payable or sent to any person, address or bank account not on record;

●	When a redemption is received by the transfer agent and the account address has changed within the last 30 calendar days;

●	For all redemptions in excess of $50,000 from any shareholder account.

The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

REDEEMING THROUGH BROKERS

If shares of the Fund are held by a broker-dealer, financial institution, or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

LOW BALANCES

For regular accounts, if at any time your account balance falls below $1,000 or there has been no shareholder activity in the account for the past 12 months, the Fund may notify you that, unless the account is brought up to at least $1,000 or you initiate activity in the account within 60 days of the notice; your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below $1,000 due to a decline in NAV.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board of Trustees has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

•	committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy” and

•	assessing a redemption fee for short-term trading.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

Lost Shareholders, Inactive Accounts and Unclaimed Property

It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-888-838-0770 at least annually to ensure your account remains in active status. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Fund to complete a Texas Designation of Representative form.

DISTRIBUTION

Dividends from net investment income and distributions of net capital gain, if any, are declared and paid annually to you. The amount of any distribution will vary and there is no guarantee that the Fund will pay either an income dividend or a capital gain distribution. Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Choosing a Distribution Option

When you complete your account application, you may choose from four distribution options:

1.	You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.

2.	You may elect to receive income dividends and capital gains distributions in cash.

3.	You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.

4.	You may elect to receive capital gains distributions in cash and to reinvest income dividends in additional shares of the Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver your check and your proper address cannot be determined, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received in writing by the transfer agent prior to the record date for the distribution for which a change is requested.

MORE INFORMATION ABOUT TAXES

The tax information in this Prospectus is provided only for general information purposes and only for U.S. taxpayers; and, therefore, should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Fund intends to qualify annually to be treated as a RIC under the Code. As such, the Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code, one of which is to distribute to the Fund’s shareholders substantially all of the Fund’s income and gains each year. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis at the corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends-received deduction for corporate shareholders and the non-corporate shareholder long-term capital gains tax rate for “qualified dividend income” and ordinary tax rates for all other distributions, except those treated as a return of capital.

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash. Unless you are investing through a tax-deferred retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received - even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains (based on the Fund’s holding period) that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders and designated by the Fund as “qualified dividend income” are eligible for the long-term capital gains tax rates. Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains (based on the Fund’s holding period) for federal income tax purposes regardless of how long you have held your Fund shares.

Sale or Exchange of Shares. It is a taxable event for you if you sell or exchange shares of the Fund including if the exchange is for the same share class of another fund in the Equinox Funds. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you; and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by you and disallowed to the extent of any distributions of tax-exempt interest dividends, if any, received by you with respect to such shares.

Returns of Capital. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Medicare Contribution Tax. Under current law, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly and $125,000, if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax-exempt interest), dividends and capital gains. If applicable, the tax will be imposed on the lesser of the individual’s (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).

Tax Risks of Investing in the Fund. One of the requirements for favorable tax treatment as a RIC under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-1, which held that income from certain derivative swap securities is not qualifying income; accordingly the Fund’s ability to utilize certain derivative swap securities as part of its investment strategy will be limited to a maximum of 10% of its gross income. This limitation, however, will not protect the Fund against the risk of losing its RIC status should any other income be reclassified as non-qualifying income or from any commodity related income that is not qualifying income. Revenue Ruling 2006-31 clarifies the holding of Revenue Ruling 2006-1 by providing that income from certain carefully structured alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. Prior to July 2011, the IRS issued private letter rulings in which it concluded that income from certain commodity index-linked notes is qualifying income. The Funds do not plan to seek private letter rulings. Therefore, to the extent a Fund invests directly in commodity-index-linked derivative instruments, the IRS may contest the Fund’s characterization of the income produced by such assets as qualifying income which, if successful, could cause the Fund to fail to qualify as a RIC. In 2016, the IRS and Treasury issued proposed regulations that require a passive foreign investment company or controlled foreign corporation, including those that invest in certain commodities investments, to distribute income in order for the income to qualify as qualifying income. It is not known as of the date of this Prospectus whether the IRS will resume issuing private letter rulings, issue more broadly applicable guidance or change its position underlying the issuance of such rulings. Therefore, to the extent the Fund invests directly in the Subsidiary, the proposed regulations require a distribution of income in order for such income to be characterized as qualifying income. The Fund and its Adviser plan to direct investments of the Fund’s assets in conformance with Revenue Ruling 2006-31, the proposed regulations, IRS guidance, and the advice of counsel.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. The current backup withholding rate is 24%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders: Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. The Fund is required to withhold 30% tax on certain payments made to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

Basis Reporting and Holding Periods. A shareholder is responsible for tracking the tax basis and holding periods of the shareholder’s shares in the Fund for federal income tax purposes. However, RICs, such as the Fund, must report cost basis information to you and the IRS when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Fund will permit shareholders to elect from among several IRS accepted cost basis methods.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.

Important Tax Reporting Considerations. For shares of the Fund redeemed, your financial intermediary or the Fund (if a shareholder holds the shares in the Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the IRS. This information will also be reported to a shareholder on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of the Fund’s shares purchased after January 1, 2012 unless the shareholder instructs the Fund in writing that the shareholder wants to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HCFO)). If the shareholder designates SLID as the shareholder’s tax cost basis method, the shareholder will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals.

If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund’s SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

DISTRIBUTION OF SHARES

Distributor

Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, NE 68130, is the distributor for the shares of the Fund. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund are offered on a continuous basis.

Distribution Fees

The Board of Trustees, on behalf of the Fund’s Class A shares, Class P Shares and Class C Shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”) that allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The Rule 12b-1 Plan provides for maximum payments of up to (i) 0.25% of the average daily net assets of Class A shares, (ii) 0.25% of the average daily net assets of Class P shares and (iii) 1.00% of the average daily net assets of Class C shares.

Shareholder Service Fees

The Fund may enter into shareholder services arrangements with broker-dealers, banks, trust companies, and other financial services firms under which such firms agree to provide certain support services to Class A and Class P shareholders for a fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and Class P shares, as applicable. Because service fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment.

Additional Compensation to Financial Intermediaries

The Fund’s distributor, its Adviser and their affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. Financial intermediaries include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries, and any other firm having a selling, administration or similar agreement with the Fund. These payments are over and above Rule 12b-1 fees, sales charges or servicing fees which are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments may also be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of shares sold. The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. If investment advisers, underwriters/ distributors or affiliates of mutual funds (including those of the Fund) pay bonuses and incentives in differing amounts, intermediaries and their representatives may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its representatives may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the intermediary as to compensation received by your financial advisor.

Although the Fund may use firms that sell Fund shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing firms to effect those transactions.

PART B

Statement of Additional Information

[November __], 2019

Equinox Campbell Strategy Fund

A series of Equinox Funds Trust

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

1-877-837-0600

INTO

Campbell Systematic Macro Fund

A series of The RBB Fund, Inc.

615 East Michigan Street
Milwaukee, Wisconsin 53202-5207
(609) 731-6256

This Statement of Additional ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement and Prospectus dated [November __], 2019 (the "Proxy Statement/Prospectus") relating specifically to the Special Meeting of Shareholders of the Equinox Campbell Strategy Fund, a series of Equinox Funds Trust that will be held on [December 18], 2019. A copy of the Proxy Statement/Prospectus is available by calling toll-free 1-877-837-0600.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization will occur in accordance with the terms of the Agreement and Plan of Reorganization.

TABLE OF CONTENTS

GENERAL INFORMATION	1
INCORPORATION OF DOCUMENTS BY REFERENCE	1
PRO FORMA FINANCIAL STATEMENTS	1
DESCRIPTION OF RBB AND THE ACQUIRING FUND	1
SHARES OF THE FUND	3
PRINCIPAL INVESTMENT POLICIES AND RISKS	3
NON-PRINCIPAL INVESTMENT POLICIES AND RISKS
INVESTMENT LIMITATIONS
DISCLOSURE OF PORTFOLIO HOLDINGS
PORTFOLIO TURNOVER
MANAGEMENT OF RBB
CODE OF ETHICS
PROXY VOTING
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
INVESTMENT ADVISORY AND OTHER SERVICES
PAYMENTS TO FINANCIAL INTERMEDIARIES
FUND TRANSACTIONS
PURCHASE AND REDEMPTION INFORMATION
TELEPHONE TRANSACTION PROCEDURES
VALUATION
TAXES
MISCELLANEOUS
APPENDIX A RATINGS	A-1

GENERAL INFORMATION

This SAI relates to the proposed reorganization of the Equinox Campbell Strategy Fund (the "Acquired Fund"), a series of Equinox Funds Trust, into the Campbell Systematic Macro Fund (the "Acquiring Fund" or the "Fund"), a series of The RBB Fund, Inc. ("RBB"). The proposed reorganization involves (i) the sale of all of the assets of the Acquired Fund to the Acquiring Fund and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund; and (ii) the subsequent pro rata distribution of the shares of the Acquiring Fund to the Acquired Fund's shareholders in complete liquidation of the Acquired Fund. Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this SAI.

incorporation of documents by reference

This SAI incorporates by reference the following documents:

1.	The Acquired Fund's Statement of Additional Information dated February 1, 2019 (previously filed on EDGAR, Accession No. 0000894189-19-000571).

2.	The audited financial statements and related report of the independent registered public accounting firm included in the Acquired Fund's Annual Report to Shareholders for the fiscal year ended September 30, 2018 (previously filed on EDGAR, Accession No. 0001580642-18-005851).

3.	The unaudited financial statements included in the Acquired Fund’s Semi-Annual Report to Shareholders for the semi-annual period ended March 31, 2019 (previously filed on EDGAR, Accession No. 0001580642-19-002738).

Information relating to the Acquiring Fund is not incorporated by reference into this SAI. Rather, a description of RBB and the Acquiring Fund is contained in this SAI.

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial information has not been prepared for the Reorganization because the Acquired Fund is being reorganized into a series with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operation of the Acquired Fund. The Acquiring Fund will adopt the financial statements and financial history of the Acquired Fund upon consummation of the Reorganization.

description of rbb and the acquiring fund

RBB is an open-end management investment company currently consisting of 33 separate portfolios. RBB is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and was organized as a Maryland corporation on February 29, 1988.

RBB has authorized capital of 100 billion shares of common stock at a par value of $0.001 per share. Under RBB's Articles of Incorporation, as amended and supplemented (the "Charter"), the RBB Board has the power to classify and reclassify any unissued shares of common stock from time to time.

Each share that represents an interest in a portfolio has an equal proportionate interest in the assets belonging to such portfolio with each other share that represents an interest in such portfolio, even where a share has a different class designation than another share representing an interest in the portfolio. Shares of RBB do not have preemptive or conversion rights. When issued for payment as described in the Prospectus Statement/Prospectus, shares of RBB will be fully paid and non-assessable.

RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-laws ("By-laws") provide that shareholders owning at least ten percent of the outstanding shares of all classes of common stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the RBB Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or distribution agreement or any change in a fundamental investment objective or fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of RBB are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of RBB may elect all of the Directors.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB's Charter and By-laws, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of common stock voting without regard to class (or portfolio).

SHARES OF THE FUND

The Fund offers Class A Shares, Class I Shares, Class P Shares and Class C Shares. Each Class of the Fund’s shares has a pro rata interest in the Fund’s investment portfolio, but differs as to expenses, distribution arrangements and the types of investors who may be eligible to invest in the share class. Class A Shares and Class C Shares are designed for individual and retail investors. Class I Shares are designed for institutional investors. Class P Shares are offered through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other financial intermediaries. Certain classes of shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals that make the shares available to their clients.

PRINCIPAL INVESTMENT POLICIES AND RISKS

Portfolio Turnover Rate. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the “SEC”) rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments which are excluded for purposes of computing portfolio turnover.

Commodity-Linked Investments. The Fund may attempt to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties. Commodity-linked derivative instruments include commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets. Commodity-linked investments may be more volatile and less liquid than the underlying instruments and their value may be affected by the performance of commodities as well as weather, tax, and other regulatory or political developments, overall market movements and other factors affecting the value of particular industries or commodities, such as disease, embargoes, acts of war or terrorism.

The Fund may invest in commodity-linked derivative instruments such as commodity-linked structured notes. The Fund may invest in commodity-linked notes that pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on some multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index. The principal and/or interest payments of commodity-linked derivatives are tied to the value of a real asset or commodity index. Structured notes may be structured by the issuer and the purchaser of the note. The notes are derivative debt instruments with principal payments generally linked to the value of commodities, commodity futures contracts or the performance of commodity indices and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank’s prime rate. The value of these notes will rise or fall in response to changes in the underlying commodity or related index or investment. These notes expose the Fund economically to movements in commodity prices.

Corporate Obligations. The Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations without limit on credit quality or maturity of debt securities. See Appendix A to this SAI for a description of corporate debt ratings. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund may invest will cause the net asset value (“NAV”) of the Fund to fluctuate. The Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Foreign Markets. Foreign investments involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility or price can be greater than in the United States. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Inability to dispose of Fund securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the securities, or, if the Fund has entered into a contract to sell the instruments, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Fixed commissions on foreign financial exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of financial exchanges, brokers, dealers and listed companies than in the United States.

Settlement mechanics (e.g., mail service between the United States and foreign countries) may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.

Although the Fund may invest in instruments denominated in foreign currencies, the Fund values its assets in U.S. dollars. As a result, the NAV of the Fund’s shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund’s investments in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund’s investments in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund’s investments in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency. The Fund may invest in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. The Fund may also invest in Yankee bonds, which are issued by foreign governments and their agencies and foreign corporations but pay interest in U.S. dollars and are typically issued in the United States.

European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several EU countries, including Greece, Ireland, Italy, Spain and Portugal have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

In June of 2016, the United Kingdom (the“UK”) approved a referendum to leave the EU, commonly referred to as“Brexit,”which sparked depreciation in the value of the British pound and heightened risk of continued worldwide economic volatility. Pursuant to Article 50 of the Treaty of Lisbon, the UK gave notice in March 2017 of its withdrawal from the EU and commenced negotiations on the terms of withdrawal. It is unclear what the potential consequences may be. In addition, it is possible that measures could be taken to revote the issue of the withdrawal, or that regions of the UK could seek to separate and remain a part of the EU. As a result of the scheduled withdrawal, the Fund may be exposed to volatile trading markets and significant and unpredictable currency fluctuations over a short period of time, and potentially lower economic growth in the UK, Europe and globally. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately affected by Brexit. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively affect the Fund’s investments in securities of issuers located in the EU. The effects of these actions, especially if they occur in a disorderly fashion, are not clear but could be significant and far-reaching. Negotiations are ongoing and subject to further developments.

Forward Foreign Currency Transactions. The Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates or to seek to increase total return. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value in financial instruments denominated or quoted in a different currency or to seek to increase total return. Cross-hedging may also include entering into a forward transaction involving two foreign currencies, using one foreign currency as a proxy for the U.S. dollar to hedge against variations in the other foreign currency.

At the consummation of the forward contract, the Fund may terminate its contractual obligation by purchasing an offsetting contract obligating it to purchase at the same maturity date, the same amount of such foreign currency. If the Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The Fund’s transactions in forward contracts will be limited to those described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency quoted or denominated instruments, and the Fund will not do so unless deemed appropriate by the Manager.

When the Fund enters into forward contracts the Fund is required to “cover” its position in order to limit leveraging and related risks. To cover its position, the Fund may segregate (and mark-to-market on a daily basis) cash or liquid assets that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the forward contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage that the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio holdings. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund or its wholly-owned and controlled Cayman Islands subsidiary, Campbell Systematic Macro Offshore Limited (the “Subsidiary”), through which the Fund may invest, may enter into agreements with a futures commission merchant (“FCM”), which require the FCM to accept physical settlement for certain financial instruments. If this occurs, the Fund would treat the financial instrument as being cash-settled for purposes of determining the Fund’s coverage requirements.

If the Fund uses forward contracts as a method of protecting the value of the Fund’s investments against a decline in the value of a currency, this does not eliminate fluctuations in the underlying prices of the investments. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of the Fund’s foreign assets. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract.

While the Fund may enter into forward contracts to seek to reduce currency exchange rate risks or to seek to increase total return, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund’s portfolio holdings quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses, which will prevent the Fund from achieving a complete hedge, or expose the Fund to the risk of foreign exchange loss.

Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price.

The Fund’s foreign currency transactions (including related options, futures and forward contracts) may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company.

Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of financial instruments held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

The Fund and the Subsidiary, through which the Fund invests, are subject to regulation by the CFTC as commodity pools and the Manager’s parent, Campbell & Company, LP (“Campbell & Company”) is subject to regulation by the CFTC as a commodity pool operator (“CPO”) with respect to the Fund under the Commodity Exchange Act (“CEA”). Campbell & Company does not currently rely on an exclusion from the definition of CPO in CFTC Rule 4.5 with respect to the Fund.

Transactions in futures and options by the Fund are subject to limitations established by futures and option exchanges governing the maximum number of futures and options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the futures or options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of futures or options that the Fund may write or hold may be affected by futures or options written or held by other entities, including other investment companies advised by the Manager. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified currency amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks. To cover its position, the Fund may segregate (and mark-to-market on a daily basis) cash or liquid assets that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage that the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio holdings. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund or the Subsidiary may enter into agreements with a FCM that require the FCM to accept physical settlement for certain financial instruments. If this occurs, the Fund would treat the financial instrument as being cash-settled for purposes of determining the Fund’s coverage requirements.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will segregate cash or liquid assets equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid assets equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid assets equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Manager’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the instruments held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor,” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitation. The Fund will not enter into any swap agreement unless the Manager believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and the Manager believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

Global regulatory changes could adversely affect the Fund by restricting its trading activities and/or increasing the costs or taxes to which its investors are subject. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the U.S., and the European Market Infrastructure Regulation (“EMIR”) in the EU (among others), grant prudential and financial regulators (notably the SEC and CFTC in the U.S. and European Securities and Markets Authority in the EU) the jurisdictional and rulemaking authority necessary to impose comprehensive regulations on the over-the-counter (“OTC”) and cleared derivatives markets. These regulations include, but are not limited to, requirements relating to disclosure, trade processing, trade reporting, margin and registration requirements. Under the Dodd-Frank Act, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with the Fund. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. The implementation of these margin requirements with respect to OTC swaps, as well as the other types of regulations described above and other global regulatory initiatives, could adversely impact the Fund by increasing transaction costs and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of derivatives that the Fund trades. Other potentially adverse regulatory obligations can develop suddenly and be imposed without notice.

• Total Return Swaps. Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

• Interest Rate Swaps. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

• Currency Swaps. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

• Caps, Collars and Floors. Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

The Manager, under the supervision of the Board of Directors of RBB (the “RBB Board”), is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements. The use of swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Recent market developments related to swaps have prompted increased scrutiny with respect to these instruments. As a result of the Dodd-Frank Act, swaps may in the future be subject to increased regulation. Such regulation may limit the Fund's ability to use swaps and increase the cost of using swaps.

Investing in Emerging Countries, including Asia and Eastern Europe. The Fund intends to have exposure to emerging markets due to its investments in certain stock index futures and foreign exchange instruments. The financial markets of emerging countries are less liquid and have far fewer trading volumes than the developed markets.

Emerging country financial markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership by a limited number of investors. The markets in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded instruments in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the financial markets of developed countries. The limited size of many of these markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country markets may also affect the Fund’s ability to accurately value its portfolio holdings or to acquire or dispose of instruments at the price and time it wishes to do so or in order to meet redemption requests.

With respect to investments in certain emerging market countries, antiquated legal systems may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in the United States and other developed financial markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Foreign investment in the financial markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit the Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions that require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Fund. The Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Fund may invest and adversely affect the value of the Fund’s assets. The Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

The Fund may seek investment opportunities within former “east bloc” countries in Eastern Europe. Most Eastern European countries had a centrally planned, socialist economy for a substantial period of time. The governments of many Eastern European countries have more recently been implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy. However, business entities in many Eastern European countries do not have an extended history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries’ attempts to move toward more market-oriented economies is currently unclear. In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and Russian corporations. Additional broader sanctions may be imposed in the future. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian and/or Ukrainian securities.

The economies of emerging countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports. The Fund’s income and, in some cases, capital gains from foreign investments will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See “Taxes.”

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund remain uninvested and no return is earned on such assets. The inability of the Fund to make intended purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the instrument or, if the Fund has entered into a contract to sell the instrument, could result in possible liability to the purchaser.

Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. However, this risk may be limited to the extent that the Manager and Fund have entered into a fee waiver and/or expense reimbursement agreement.

Margin Deposits and Cover Requirements. Unlike the purchase or sale of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Subsidiary will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the price of the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Manager may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

The Fund will comply with guidelines established by the SEC with respect to coverage of forwards, futures, swaps and options. For example, when entering into a contract that must be cash settled, the Fund will cover (and mark-to-market on a daily basis) its position, when added to the amounts deposited with a futures commission merchant as margin, are equal to the daily mark-to-market obligation, rather than the notional value of the contract.

When entering into a contract that does not need to be settled in cash, the Fund is also required to “cover” its position in order to limit leveraging and related risks. To cover its position, the Fund may segregate (and mark-to-market on a daily basis) cash or liquid assets that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage that the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio holdings. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The Subsidiary will comply with these coverage requirements to the same extent as the Fund that holds the Subsidiary’s securities.

The Fund or the Subsidiary may enter into agreements with a FCM which require the FCM to accept physical settlement for certain financial instruments. If this occurs, the Fund would treat the financial instrument as being cash-settled for purposes of determining the Fund’s coverage requirements.

The Fund may also cover its position in relation to forwards, futures, swaps and options through ownership of the underlying financial instrument, commodity index, or currency or by other portfolio positions or by other means consistent with applicable regulatory policies.

Options. The Fund may purchase and write put and call options on indices, currencies, commodities or other financial instruments and enter into related closing transactions. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying instrument at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying instrument at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates or to seek and increase in total return. Call options on foreign currency written by the Fund will be “covered” as set out below.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

When the Fund writes an option, the Fund is required to “cover” its position in order to limit leveraging and related risks. To cover its position, the Fund may segregate (and mark-to-market on a daily basis) cash or liquid assets that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the option or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage that the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio holdings. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund or the Subsidiary may enter into agreements with a FCM which require the FCM to accept physical settlement for certain financial instruments. If this occurs, the Fund would treat the financial instrument as being cash-settled for purposes of determining the Fund’s coverage requirements. Similarly, the Fund or Subsidiary may enter into agreements with counterparties which require the counterparty to settle currency forward contracts in US Dollar, rather than the deliverable currency. If this occurs, the Fund would treat the financial instrument as being cash-settled for purposes of determining the Fund’s coverage requirements.

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same instrument with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying instrument until the option expires or the Fund delivers the instrument upon exercise.

The Fund may purchase put and call options to protect against a decline in the market value of the holdings in its portfolio, to anticipate an increase in the market value of instruments that the Fund may seek to purchase in the future or to seek to increase total return. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying instruments are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s instruments or by a decrease in the cost of acquisition of instruments by the Fund.

The Fund may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying instruments do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying instruments to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying instruments at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying instrument. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying instrument and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual instruments, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the instruments underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying instrument.

Restricted and Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Illiquid securities include: repurchase agreements and time deposits with a notice or demand period of more than seven days; interest rate; currency, mortgage and credit default swaps; interest rate caps; floors and collars; municipal leases; certain restricted securities, such as those purchased in a private placement of securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid; and certain over-the-counter options. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation.

Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

The Fund may purchase securities which are not registered under the Securities Act but that may be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act (“Restricted Securities”). These securities will not be considered illiquid so long as it is determined by the Manager that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

The Manager will monitor the liquidity of Restricted Securities held by the Fund under the supervision of the RBB Board. In reaching liquidity decisions, the Manager may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

The purchase price and subsequent valuation of Restricted Securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the Restricted Securities and prevailing supply and demand conditions.

As consistent with the Fund’s investment objective, the Fund may also invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. RBB believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the RBB Board. RBB intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

In October 2016, the SEC adopted a liquidity risk management rule, Rule 22e-4 (the “Liquidity Rule”), that required the Fund to establish a liquidity risk management program by June 1, 2019. In connection with the implementation of the Liquidity Rule, the term “illiquid security” is defined as a security which the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the RBB Board and, when required by the Liquidity Rule, to the SEC.

The impact the Liquidity Rule will have on the Fund is not yet fully known, but the Liquidity Rule could impact the Fund’s performance and its ability to achieve its investment objective.

The Manager will monitor the liquidity of restricted securities in the Fund under the supervision of the RBB Board. In reaching liquidity decisions, the Manager may consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Risk Considerations of Medium Grade Securities. Obligations in the lowest investment grade (i.e., BBB or Baa), referred to as “medium grade” obligations, have speculative characteristics, and changes in economic conditions and other factors are more likely to lead to weakened capacity to make interest payments and repay principal on these obligations than is the case for higher rated securities. In the event that a security purchased by the Fund is subsequently downgraded below investment grade, the Manager will consider such event in its determination of whether the Fund should continue to hold the security.

Short Sales. As consistent with the Fund’s investment objective, the Fund may engage in short sales that are “uncovered”.

Uncovered short sales are transactions under which the Fund sells an instrument it does not own. To complete such a transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing the instrument at the market price at the time of the replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund replaces a borrowed instrument in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid assets, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC.

The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. A Fund may purchase call options to provide a hedge against an increase in the price of an instrument sold short by the Fund. See the section entitled “Options” above.

Short Sales “Against the Box.” In addition to the short sales discussed above, the Fund may make short sales “against the box,” transactions in which the Fund enters into a short sale of a security that the Fund owns or has the right to obtain at no additional cost. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale.

Special Note Regarding Market Events. Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the underlying investment companies’ investments. It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude an underlying investment company’s, and thus the Fund’s, ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the underlying investment companies’ holdings.

Subsidiary Risk. The Fund intends to make investments through the Subsidiary of the Fund (Campbell Systematic Macro Offshore Limited). Investment in the Subsidiary is expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code. The Subsidiary is organized under the laws of the Cayman Islands. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

It is expected that the Subsidiary will invest primarily in derivative instruments, such as, commodity futures contracts, non-commodity futures contracts, such as equity index, government bond, fixed income and foreign exchange futures contracts, commodity and non-commodity swap agreements. The Subsidiary may also invest in fixed income securities and money market instruments, cash and cash equivalents with two years or less term to maturity, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. The Fund’s investment in the Subsidiary may vary depending on the types of instruments selected by the Manager to gain exposure to the commodities markets. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the abovementioned derivative instruments and other securities, which are discussed elsewhere in the Prospectus Statement/Prospectus and this SAI.

The Fund intends to treat physically settled futures contracts in the same manner as cash settled futures contracts through the use of a swap and/or letter agreement with the Subsidiary’s FCM for the purposes of complying with Section 18 of 1940 Act. The SEC has not declared whether or not the use of such a letter agreement is sufficient for the purpose of compliance with Section 18 of the 1940 Act. There is a risk, therefore, that the SEC may deem the use of the letter agreement as insufficient and that the Fund may not be permitted to continue to gain exposure to these contracts through the use of the letter agreement.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the Proxy Statement/Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Proxy Statement/Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to qualify annually to be treated as a regulated investment company under the Code. To qualify as a regulated investment company under the Code, the Fund must invest in assets which produce the types of income specified in the Code and the Treasury regulations (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities, including income from the Fund’s investment in its subsidiary, is Qualifying Income is unclear. The Internal Revenue Service (“IRS”) has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the Code for qualification as a regulated investment company, but there is a risk that the IRS could assert that the income derived from the Fund’s investment in the Subsidiary and certain commodity-linked structured notes will not be considered Qualifying Income. In addition, pursuant to guidance issued by the Treasury and the IRS, the Subsidiary’s commodity-related income for a taxable year will only be treated as Qualifying Income to the extent the Subsidiary actually distributes such income out of its earnings and profits to the Fund for such taxable year. If the Fund’s income from these types of securities and from the Subsidiary is determined to not be Qualifying Income, it may cause the Fund to fail to qualify as a regulated investment company under the Code. Moreover, an investment in a subsidiary generally may not exceed 25% of the value of the Fund’s total assets at the end of each quarter of the Fund’s taxable year. If the Subsidiary does exceed 25% of the value of the Fund’s total assets, in any quarter, the Fund may fail to qualify as a regulated investment company under the Code. See “Taxes” below for additional information related to these restrictions.

Temporary Defensive Positions. In anticipation of or in response to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions (up to 100% of its assets) in cash, cash equivalents and short-term U.S. government securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

U.S. Government Securities. The Fund may purchase U.S. government agency and instrumentality obligations that are debt securities issued by U.S. government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association (“GNMA”) and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of Federal Home Loan Mortgage Corporation (“Freddie Mac”) and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Such guarantees of U.S. government securities held by a Fund do not, however, guarantee the market value of the shares of the Fund. There is no guarantee that the U.S. government will continue to provide support to its agencies or instrumentalities in the future. U.S. government obligations that are not backed by the full faith and credit of the U.S. government are subject to greater risks than those that are backed by the full faith and credit of the U.S. government. All U.S. government obligations are subject to interest rate risk.

In September 2008, the U.S. Treasury Department and Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA. On June 16, 2010, FHFA ordered Fannie Mae’s and Freddie Mac’s stock de-listed from the New York Stock Exchange (“NYSE”) after the price of common stock in Fannie Mae fell below the NYSE’s minimum average closing price of $1 for more than 30 days. The future status and role of Fannie Mae and Freddie Mac could be impacted by (among other things) the actions taken and restrictions placed on Fannie Mae and Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s and Freddie Mac’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Fannie Mae and Freddie Mac, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Fannie Mae and Freddie Mac, including any such mortgage-backed securities held by the Fund.

The Fund’s net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government, including, if applicable, options and futures on such obligations. The maturities of U.S. government securities usually range from three months to thirty years. Examples of types of U.S. government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. U.S. government securities may include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (“TIPS”). The interest rate of TIPS, which is set at auction, remains fixed throughout the term of the security and the principal amount of the security is adjusted for inflation. The inflation-adjusted principal is not paid until maturity.

There is risk that the U.S. government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

•	U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

•	Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

•	U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

•	U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s shares.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or the Manager, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. While the Fund and its service providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber security risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated.

Investment Company Shares. The Fund may invest in shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain exchange-traded funds (collectively, the “ETFs”) and procedures approved by the RBB Board, the Fund may invest in the ETFs in excess of the limits described above, provided that the Fund has described the ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

Rights Offerings and Purchase Warrants. Rights offerings and purchase warrants are privileges issued by a corporation that enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Risk Considerations of Lower Rated Securities. The Fund may invest in fixed income securities that are not investment grade but are rated as low as B by Moody’s Investors Service, Inc. or B by S&P Global Ratings (“S&P”) (or their equivalents or, if unrated, determined by the Manager to be of comparable credit quality). In the case of a security that is rated differently by two or more rating services, the higher rating is used in connection with the foregoing limitation. In the event that the rating on a security held in the Fund’s portfolio is downgraded by a rating service, such action will be considered by the Manager in its evaluation of the overall investment merits of that security, but will not necessarily result in the sale of the security. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield fixed income securities and adversely affect the value of outstanding fixed income securities and the ability of the issuers to repay principal and interest.

The Fund may invest in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. The Fund may invest in high yield debt instruments when the Fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities. High yield fixed income securities (commonly known as “junk bonds”) are considered speculative investments while generally providing greater income than investments in higher rated securities, involve greater risk of loss of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories. Since yields vary over time, no specific level of income can ever be assured.

The prices of high yield fixed income securities have been found to be less sensitive to interest rate changes than higher-rated investments but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress, which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a fixed income security owned by the Fund defaulted, the Fund could incur additional expenses in attempting to obtain a recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield fixed income securities and the Fund’s NAV to the extent it holds such securities.

High yield fixed income securities also present risks based on payment expectations. For example, high yield fixed income securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may, to the extent it holds such fixed income securities, have to replace the securities with a lower yielding security, which may result in a decreased return for investors. Conversely, a high yield fixed income security’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets, to the extent it holds such fixed income securities. In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield fixed income securities, and this may have an impact on the Manager’s ability to accurately value such securities and the Fund’s assets and on the Fund’s ability to dispose of such securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield fixed income securities, especially in a thinly traded market.

New laws proposed or adopted from time to time may have an impact on the market for high yield securities.

Finally, there are risks involved in applying credit or dividend ratings as a method for evaluating high yield securities. For example, ratings evaluate the safety of principal and interest or dividend payments, not market value risk of high yield securities. Also, since rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Fund will continuously monitor the issuers of high yield securities in its portfolio, if any, to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the security’s liquidity so the Fund can meet redemption requests.

Securities Lending. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the RBB Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Manager or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the current market value of the loaned domestic securities (105% of loaned foreign securities) by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated or, to the extent consistent with the 1940 Act or the rules and SEC interpretations thereunder, affiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund does not have the right to vote loaned securities. The Fund will attempt to call all loaned securities back to permit the exercise of voting rights on material matters, if time and jurisdictional restrictions permit. There is no guarantee that all loans can be recalled.

Structured Securities. The Fund may invest in structured securities to the extent consistent with its investment objective. The value of the principal of and/or interest on structured securities is determined by reference to changes in the value of specific currencies, commodities, securities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Examples of structured securities include, but are not limited to, notes where the principal repayment at maturity is determined by the value of the relative change in two or more specified securities or securities indices.

The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, the Fund could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rate or the value of the security at maturity may be a multiple of the changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

The Fund’s Service Providers Could Fail. The institutions with which the Fund or Subsidiary trades or invests may encounter financial difficulties that impair the operational capabilities or the capital position of the Fund. A futures broker is generally required by U.S. law to segregate all funds received from such broker’s customers from such broker’s proprietary assets. If the futures broker did not do so to the full extent required by law, the assets of the Fund might not be fully protected in the event of the bankruptcy of the futures broker. Furthermore, in the event of the futures broker’s bankruptcy, the Fund or Subsidiary could be limited to recovering only a pro rata share of all available funds segregated on behalf of the futures broker’s combined customer accounts, even though certain property specifically traceable to the Fund (for example, Treasury bills deposited by the Fund with the futures broker as margin) was held by the futures broker.

Although the Manager regularly monitors the financial condition of the counterparties it uses, if the counterparties were to become insolvent or the subject of liquidation proceedings in the United States (either under the Securities Investor Protection Act of the United States Bankruptcy Code), there exists the risk that the recovery of the Fund’s or subsidiary’s assets from such counterparty will be delayed or be a value less than the value of the assets originally entrusted to such counterparty.

Failure to Receive Timely and Accurate Market Data from Third Party Vendors Could Cause Disruptions or the Inability to Trade. The Manager’s strategies are dependent to a significant degree on the receipt of timely and accurate market data from third party vendors. Accordingly, the failure to receive such data in a timely manner or the receipt of inaccurate data, whether due to acts or omissions of such third party vendors or otherwise, could disrupt trading to the detriment of the Fund or make trading impossible until such failure or inaccuracy is remedied. Any such failure or inaccuracy could, in certain market conditions, cause the Fund to experience significant trading losses, effect trades in a manner which it otherwise would not have done, or miss opportunities for profitable trading. For example, the receipt of inaccurate market data may cause the Manager to establish (or exit) a position which it otherwise would not have established (or exited), or fail to establish (or exit) a position which it otherwise would have established (or exited), and any subsequent correction of such inaccurate data may cause the Manager to reverse such action or inaction, all of which may ultimately be to the detriment of the Fund.

INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations which may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (as defined in Section 2(a)(42) of the 1940 Act). As used in this SAI and in the Proxy Statement/Prospectus, “shareholder approval” and a “majority of the outstanding shares” of the Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. Unless otherwise noted, the Fund’s investment goals and strategies described in the Proxy Statement/Prospectus may be changed by the RBB Board without the approval of the Fund’s shareholders.

Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or amount of net assets will not be considered a violation of the investment limitation. In the case of borrowing, however, the Fund will promptly take action to reduce the amount of the Fund’s borrowings outstanding if, because of changes in the net asset value of the Fund due to market action, the amount of such borrowings exceeds one-third of the value of the Fund’s net assets.

The Fund will not:

1.	Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. This limit does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.	Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

When engaging in options, futures and forward currency contract strategies, the Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian or its futures commission merchant as permitted by the 1940 Act, the rules and regulations thereunder and the applicable guidance of the SEC and its staff; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

The Fund may use derivatives to gain exposure to the asset classes and for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. Because many derivatives have a leverage or borrowing component that carry the potential for unlimited loss, regardless of the size of the initial investment, they may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a “senior security” by the Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise imposed by the 1940 Act on the Fund, however, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the 1940 Act requirements or the rules and SEC interpretations thereunder.

The Fund generally will use its money market instruments or other liquid assets to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. The Manager will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments. There is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

DISCLOSURE OF PORTFOLIO HOLDINGS

RBB has adopted, on behalf of the Fund, a policy relating to the selective disclosure of the Fund’s portfolio holdings by the Manager, RBB Board, officers, or third party service provider, in accordance with regulations that seek to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders. The policies relating to the disclosure of the Fund’s portfolio holdings are designed to allow disclosure of portfolio holdings information where necessary to the Fund’s operation without compromising the integrity or performance of the Fund. It is the policy of RBB that disclosure of the Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure.

RBB discloses portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, RBB will disclose the Fund’s portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-CEN, Form N-PORT and Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

RBB may distribute or authorize the distribution of information about the Fund’s portfolio holdings that is not publicly available to its third-party service providers, which include U.S. Bank, N.A., the custodian; U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”); [ ], the Fund’s independent registered public accounting firm; Drinker Biddle & Reath LLP, legal counsel; FilePoint, the financial printer; the Fund’s proxy voting service(s); and RBB’s liquidity classification agent. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g. attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the Fund’s portfolio.

Portfolio holdings may also be disclosed, upon authorization by a designated officer of the Manager, to (i) certain independent reporting agencies recognized by the SEC as acceptable agencies for the reporting of industry statistical information, and (ii) financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and RBB’s and the Manager’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions. The foregoing disclosures are made pursuant to RBB’s policy on selective disclosure of portfolio holdings. The RBB Board or a committee thereof may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.

The Manager reserves the right to refuse to fulfill any request for portfolio holdings information from a shareholder or non-shareholder if it believes that providing such information will be contrary to the best interests of the Fund.

The RBB Board provides ongoing oversight of RBB’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the RBB Board receives from RBB’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the RBB Board receives an annual assessment of the adequacy and effectiveness of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any violation of the policy set forth above as well as any corrective action undertaken to address such violation must be reported by the Manager, director, officer or third party service provider to RBB’s CCO, who will determine whether the violation should be reported immediately to the RBB Board or at its next quarterly Board meeting.

PORTFOLIO TURNOVER

Portfolio turnover measures the percentage of the Fund’s total portfolio market value that was purchased or sold during the period. The Fund’s turnover rate provides an indication of how transaction costs (which are not included in the Fund’s expenses) may affect the Fund’s performance. Also, funds with a high turnover may be more likely to distribute capital gains that may be taxable to shareholders. The Fund’s portfolio turnover rate is calculated by the value of the investment securities purchased or sold, excluding all instruments whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments, including options and futures contracts, with remaining maturities of less than one year are excluded from the portfolio turnover rate. If such instruments were included, the Fund's portfolio turnover rate would be higher. During the most recent fiscal year, the Acquired Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

MANAGEMENT OF THE COMPANY

The business and affairs of RBB are managed under the oversight of the RBB Board, subject to the laws of the State of Maryland and RBB’s Charter. The Directors are responsible for deciding matters of overall policy and overseeing the actions of RBB’s service providers. The officers of RBB conduct and supervise RBB’s daily business operations.

Directors who are not deemed to be “interested persons” of RBB (as defined in the 1940 Act) are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of RBB are referred to as “Interested Directors.” The RBB Board is currently composed of seven Independent Directors and one Interested Director. The RBB Board has selected Arnold M. Reichman, an Independent Director, to act as Chairman. Mr. Reichman’s duties include presiding at meetings of the RBB Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Directors and RBB’s officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the RBB Board from time to time.

The RBB Board meets as often as necessary to discharge its responsibilities. Currently, the RBB Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The RBB Board also relies on professionals, such as RBB’s independent registered public accounting firms and legal counsel, to assist the Directors in performing their oversight responsibilities.

The RBB Board has established nine standing committees — Audit, Contract, Executive, Investment and Liquidity Risk, Nominating and Governance, Product Development, Regulatory Oversight, Strategic Oversight, and Valuation Committees. The RBB Board may establish other committees, or nominate one or more Directors to examine particular issues related to the RBB Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the RBB Board. For more information on the Committees, see the section entitled “Standing Committees.”

The RBB Board has determined that RBB’s leadership structure is appropriate because it allows the RBB Board to effectively perform its oversight responsibilities.

Directors and Executive Officers

The Directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are set forth below.

Name, Address, and Age	Position(s) Held with RBB	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
INDEPENDENT DIRECTORS
Julian A. Brodsky 615 East Michigan Street Milwaukee, WI 53202 Age: 86	Director	1988 to present	From 1969 to 2011, Director and Vice Chairman, Comcast Corporation (cable television and communications).	33	AMDOCS Limited (service provider to telecommunications companies).
J. Richard Carnall 615 East Michigan Street Milwaukee, WI 53202 Age: 81	Director	2002 to present	Since 1984, Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.); since 2004, Director of Cornerstone Bank.	33	None
Gregory P. Chandler 615 East Michigan Street Milwaukee, WI 53202 Age: 53	Director	2012 to present	Since 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services).	33

Emtec, Inc.; FS Investment Corporation (business development company) (until December 2018); FS Energy and Power Fund (business development company); Wilmington Funds (12 portfolios) (registered investment company).

Nicholas A. Giordano 615 East Michigan Street Milwaukee, WI 53202 Age: 76	Director	2006 to present	Since 1997, Consultant, financial services organizations.	33	IntriCon Corporation (biomedical device manufacturer); Kalmar Pooled Investment Trust (registered investment company)(until September 2017); Wilmington Funds (12 portfolios) (registered investment company); Independence Blue Cross (healthcare insurance).

Name, Address, and Age	Position(s) Held with RBB	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
Arnold M. Reichman 615 East Michigan Street Milwaukee, WI 53202 Age: 71	Chairman Director	2005 to present 1991 to present	From 2006 - 2016, Co-Founder and Chief Executive Officer, Lifebooker, LLC (online beauty and health appointment booking service).	33	Independent Trustee of EIP Investment Trust (registered investment company).
Brian T. Shea 615 East Michigan Street Milwaukee, WI 53202 Age: 59	Director	2018 to present	From 2014-2017, Chief Executive Officer, BNY Mellon Investment Services (fund services, global custodian and securities clearing firm); from 1983-2014, Chief Executive Officer and various positions, Pershing LLC (broker dealer, clearing and custody firm).	33	WisdomTree Investments, Inc. (asset management company) (until March 2019); Fidelity National Information Services, Inc. (financial services technology company); Ameriprise Financial, Inc. (financial services company).
Robert A. Straniere 615 East Michigan Street Milwaukee, WI 53202 Age: 78	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; since 1980, Founding Partner, Straniere Law Group (law firm).	33	Reich and Tang Group (asset management) (until 2015).
INTERESTED DIRECTOR[2]
Robert Sablowsky 615 East Michigan Street Milwaukee, WI 53202 Age: 81	Vice Chairman Director	2016 to present 1991 to present	Since 2002, Senior Director - Investments and prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	33	None

Name, Address, and Age	Position(s) Held with RBB	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
OFFICERS
Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: 57	President Chief Compliance Officer	2009 to present 2004 to present	Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company).	N/A	N/A
James G. Shaw 615 East Michigan Street Milwaukee, WI 53202 Age: 59	Treasurer and Secretary	2016 to present

Since 2016, Treasurer and Secretary of The RBB Fund, Inc.; from 2005 to 2016, Assistant Treasurer of The RBB Fund, Inc.; from 1995 to 2016, Senior Director and Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company).

				N/A	N/A

Name, Address, and Age	Position(s) Held with RBB	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
Robert Amweg Vigilant Compliance, LLC Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: 66	Assistant Treasurer	2016 to present

Since 2013, Compliance Director, Vigilant Compliance, LLC (investment management services company); since 2012, Consultant to the financial services industry; from 2007 to 2012, Chief Financial Officer and Chief Accounting Officer, Turner Investments, LP (registered investment company).

				N/A	N/A
Jennifer Witt 615 East Michigan Street Milwaukee, WI 53202 Age: 37	Assistant Treasurer	2018 to present	Since 2016, Assistant Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2007 to 2016, Supervisor, Nuveen Investments (registered investment company).	N/A	N/A
Edward Paz 615 East Michigan Street Milwaukee, WI 53202 Age: 48	Assistant Secretary	2016 to present	Since 2007, Vice President and Counsel, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103 Age: 60	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm).	N/A	N/A

Name, Address, and Age	Position(s) Held with RBB	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
Jillian L. Bosmann One Logan Square Suite 2000 Philadelphia, PA 19103 Age: 40	Assistant Secretary	2017 to present	Since 2017, Partner, Drinker Biddle & Reath LLP (law firm); Drinker Biddle & Reath LLP (2006 to present).	N/A	N/A

*	Each Director oversees 33 portfolios of RBB.
1.	Subject to RBB’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The RBB Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The RBB Board has approved waivers of the policy with respect to Messrs. Brodsky, Carnall, Giordano, Sablowsky and Straniere. Each officer holds office at the pleasure of the RBB Board until the next special meeting of RBB or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.
2.	Mr. Sablowsky is considered an “interested person” of RBB as that term is defined in the 1940 Act and is referred to as an “Interested Director.” Mr. Sablowsky is considered an “Interested Director” of RBB by virtue of his position as an employee of Oppenheimer & Co., Inc., a registered broker-dealer.

Director Experience, Qualifications, Attributes and/or Skills

The information above includes each Director’s principal occupations during the last five years. Each Director possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Director. The cumulative background of each Director led to the conclusion that each Director should serve as a Director of RBB. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the RBB Board, in addition to senior executive-level management experience. Mr. Straniere has been a practicing attorney for over 30 years and has served on the boards of an asset management company and another registered investment company. Mr. Brodsky has over 40 years of senior executive-level management experience in the cable television and communications industry. Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Carnall has decades of senior executive-level management experience in the banking and financial services industry and also serves on the boards of various corporations and a bank. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards. Mr. Shea has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the brokerage, clearing and investment services industry, and service on securities industry and investment company boards.

Standing Committees

The responsibilities of each Committee of the RBB Board and its members are described below.

Audit Committee. The RBB Board has an Audit Committee comprised of three Independent Directors. The current members of the Audit Committee are Messrs. Brodsky, Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened three times during the fiscal year ended August 31, 2019.

Contract Committee. The RBB Board has a Contract Committee comprised of the Interested Director and three Independent Directors. The current members of the Contract Committee are Messrs. Brodsky, Chandler, Sablowsky and Straniere. The Contract Committee reviews and makes recommendations to the RBB Board regarding the approval and continuation of agreements and plans of RBB. The Contract Committee convened four times during the fiscal year ended August 31, 2019.

Executive Committee. The RBB Board has an Executive Committee comprised of the Interested Director and three Independent Directors. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman and Sablowsky. The Executive Committee may generally carry on and manage the business of RBB when the RBB Board is not in session. The Executive Committee did not meet during the fiscal year ended August 31, 2019.

Investment and Liquidity Risk Committee. The RBB Board has an Investment and Liquidity Risk Committee comprised of the Interested Director and two Independent Directors. The current members of the Investment Risk Committee are Messrs. Reichman, Sablowsky and Shea. The Investment and Liquidity Risk Committee ensures that RBB’s investment advisers have adopted investment risk management policies and procedures. The Investment and Liquidity Risk Committee convened one time during the fiscal year ended August 31, 2019.

Nominating and Governance Committee. The RBB Board has a Nominating and Governance Committee comprised of three Independent Directors. The current members of the Nominating and Governance Committee are Messrs. Carnall, Giordano and Reichman. The Nominating and Governance Committee recommends to the RBB Board all persons to be nominated as Directors of RBB. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of RBB’s Secretary. The Nominating and Governance Committee convened two times during the fiscal year ended August 31, 2019.

Product Development Committee. The RBB Board has a Product Development Committee comprised of the Interested Director and one Independent Director. The current members of the Product Development Committee are Messrs. Reichman and Sablowsky. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to RBB. The Product Development Committee convened two times during the fiscal year ended August 31, 2019.

Regulatory Oversight Committee. The RBB Board has a Regulatory Oversight Committee comprised of the Interested Director and four Independent Directors. The current members of the Regulatory Oversight Committee are Messrs. Carnall, Reichman, Sablowsky, Shea and Straniere. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of RBB. The Regulatory Oversight Committee convened four times during the fiscal year ended August 31, 2019.

Strategic Oversight Committee. The RBB Board has a Strategic Oversight Committee comprised of the Interested Director and three Independent Directors. The current members of the Strategic Oversight Committee are Messrs. Carnall, Chandler, Reichman and Sablowsky. The Strategic Oversight Committee assists the RBB Board in its oversight and review of RBB’s strategic plan and operations. The Strategic Oversight Committee did not meet during the fiscal year ended August 31, 2019.

Valuation Committee. The RBB Board has a Valuation Committee comprised of the Interested Director and three officers of RBB. The members of the Valuation Committee are Messrs. Amweg, Faia, Sablowsky and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee convened four times during the fiscal year ended August 31, 2019.

Risk Oversight

The RBB Board performs its risk oversight function for RBB through a combination of (1) direct oversight by the RBB Board as a whole and RBB Board committees and (2) indirect oversight through RBB’s investment advisers and other service providers, RBB officers and RBB’s Chief Compliance Officer. RBB is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to RBB is the responsibility of RBB’s investment advisers or other service providers (depending on the nature of the risk) that carry out RBB’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from RBB’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The RBB Board provides risk oversight by receiving and reviewing on a regular basis reports from RBB’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with RBB’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with RBB’s Chief Compliance Officer to discuss compliance reports, findings and issues. The RBB Board also relies on RBB’s investment advisers and other service providers, with respect to the day-to-day activities of RBB, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on RBB’s business and reputation.

Board oversight of risk management is also provided by various RBB Board Committees. For example, the Audit Committee meets with RBB’s independent registered public accounting firms to ensure that RBB’s respective audit scopes include risk-based considerations as to RBB’s financial position and operations.

The RBB Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The RBB Board’s oversight role does not make the RBB Board a guarantor of RBB’s investments or activities.

Director Ownership of Shares of RBB

The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Fund and in all of the portfolios of RBB (which for each Director comprise all registered investment companies within RBB’s family of investment companies overseen by him), as of December 31, 2018:

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INDEPENDENT DIRECTORS
Julian A. Brodsky	None	Over $100,000
J. Richard Carnall	None	$50,001-$100,000
Gregory P. Chandler	None	$1-$10,000
Nicholas A. Giordano	None	$10,001-$50,000
Arnold M. Reichman	None	Over $100,000
Brian T. Shea	None	None
Robert A. Straniere	None	1-$10,000
INTERESTED DIRECTOR
Robert Sablowsky	None	Over $100,000

Directors’ and Officers’ Compensation

Effective April 1, 2019, RBB pays each Director a retainer at the rate of $125,000 annually, $10,000 for each regular meeting of the RBB Board, $3,500 for each committee meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the RBB Board attended in-person or telephonically. The Chairman of the Audit Committee and Chairman of the Regulatory Oversight Committee each receive an additional fee of $20,000 for his services. The Chairman of the Contract Committee and the Chairman of the Nominating and Governance Committee each receive an additional fee of $10,000 per year for his services. The Chairman of the Investment and Liquidity Risk Committee receives an additional fee of $7,500 per year for his services. The Vice Chairman of the RBB Board receives an additional fee of $35,000 per year for his services in this capacity and the Chairman of the RBB Board receives an additional fee of $75,000 per year for his services in this capacity.

Directors are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the RBB Board or any committee thereof. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of RBB. Vigilant Compliance, LLC is compensated for the services provided to RBB, and such compensation is determined by the RBB Board. For the fiscal year ended August 31, 2019, Vigilant Compliance LLC received $0 from the Fund and $[ ] in aggregate from all series of RBB for its services. An employee of RBB serves as Treasurer and Secretary and is compensated for services provided. For the fiscal year ended August 31, 2019, each of the following members of the RBB Board and the Treasurer and Secretary received compensation from RBB in the following amounts:

Name of Director/Officer	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Directors or Officer
Independent Directors:
Julian A. Brodsky, Director	$0	N/A	N/A	$[ ]
J. Richard Carnall, Director	$0	N/A	N/A	$[ ]
Gregory P. Chandler, Director	$0	N/A	N/A	$[ ]
Nicholas A. Giordano, Director	$0	N/A	N/A	$[ ]
Arnold M. Reichman, Director and Chairman	$0	N/A	N/A	$[ ]
Brian T. Shea, Director	$0	N/A	N/A	$[ ]
Robert A. Straniere, Director	$0	N/A	N/A	$[ ]
Interested Director:
Robert Sablowsky, Director	$0	N/A	N/A	$[ ]
Officer:
James G. Shaw, Treasurer and Secretary	$0	N/A	N/A	$[ ]

Each compensated Director is entitled to participate in RBB’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Director may elect to defer all or a portion of his compensation and have the deferred compensation treated as if it had been invested by RBB in shares of one or more of the portfolios of RBB. The amount paid to the Directors under the DC Plan will be determined based upon the performance of such investments.

As of December 31, 2018, the Independent Directors and their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of RBB’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

CODE OF ETHICS

RBB and the Manager have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to the codes to invest in securities, including securities that may be purchased or held by RBB, subject to certain restrictions.

PROXY VOTING

The RBB Board has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Fund to the Fund’s Manager, subject to the RBB Board’s continuing oversight. The Fund and the Manager have agreed that the Manager will abstain from voting any proxies received.

RBB is required to disclose annually the Fund’s complete proxy voting record on Form N-PX. The Fund’s proxy voting record for the most recent 12 month period ended June 30th will be available upon request by calling 1-844-261-6488 or by writing to the Fund at: Campbell Systematic Macro Fund, c/o U.S. Bank Global Fund Services, PO Box 701, Milwaukee, Wisconsin, 53202. The Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Prior to the date of this SAI, no shares of the Fund were outstanding.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT MANAGER

Campbell & Company Investment Adviser LLC (“Campbell” or the “Manager”) is located at 2850 Quarry Lake Drive, Baltimore, MD 21209. The Manager was founded in 2005. The Manager is registered as an Investment Adviser with the SEC and as a Commodity Trading Adviser with the Commodity Futures Trading Commission and is a member of the National Futures Association.

The Manager is a wholly-owned subsidiary of Campbell & Company, LP (“Campbell & Company”). Campbell & Company LLC is the General Partner of Campbell & Company. Campbell & Company is controlled by KC Holding, Inc. Campbell & Company and its predecessor organization, Campbell & Company, Inc., was formed in 1972 and have over forty years of experience in creating and managing alternative investment vehicles. Campbell & Company is registered with the CFTC as a CPO and a CTA. Campbell & Company is a member of the NFA in such capacities. The Manager has appointed Campbell & Company as the Fund’s Commodity Pool Operator. Campbell & Company’s officers are: G. William Andrews, Chief Executive Officer; Kevin Cole, Chief Investment Officer; Thomas P. Lloyd, General Counsel and Chief Compliance Officer; and Michael S. Harris, President.

The Manager also serves as the investment adviser to the Subsidiary, Campbell Systematic Macro Offshore Limited, a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands as an exempted company, pursuant to an investment advisory agreement with the Subsidiary. The Manager does not receive additional compensation for its management of the Subsidiary. Although the Subsidiary is not registered under the 1940 Act, the Manager complies with provisions of the 1940 Act relating to investment advisory contracts with respect to the Subsidiary.

Advisory Agreement with RBB. The Manager renders advisory services to the Fund pursuant to an Investment Advisory Agreement (“Advisory Agreement”).

Subject to the supervision of the RBB Board, the Manager will provide for the overall management of the Fund including (i) the provision of a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents, (ii) the determination from time to time of what securities and other investments will be purchased, retained or sold by the Fund, and (iii) the placement from time to time of orders for all purchases and sales of securities and other investments made for the Fund. The Manager will provide the services rendered by it in accordance with the Fund’s investment objective, restrictions and policies as stated in the Proxy Statement/Prospectus and in this SAI. The Manager will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

For its services to the Fund, the Manager is entitled to an advisory fee computed daily and payable monthly at the annual rate of 1.64% of the Fund’s average daily net assets. The Manager has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 1.75%, 2.00% and 2.75% of the Fund's average daily net assets for Class A Shares, Class I Shares, Class P Shares and Class C Shares, respectively. In determining the Manager's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 2.00%, 1.75%, 2.00% and 2.75%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until [ ], 2020 and may not be terminated without the approval of the RBB Board.

The Manager will pay all expenses incurred by it in connection with its activities under the Advisory Agreement. The Fund bears all of its own expenses not specifically assumed by the Manager. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of the RBB Board in such manner as it deems to be fair and equitable. Expenses borne by the Fund include, but are not limited to the following (or the Fund’s share of the following): (a) the cost (including brokerage commissions) of securities and other investments, including futures contracts, forward contracts, swaps, and options, purchased or sold by the Fund and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of the Fund by the Manager; (c) filing fees and expenses relating to the registration and qualification of RBB and the Fund’s shares under federal and/or state securities laws and maintaining such registrations and qualifications; (d) fees and salaries payable to RBB’s Directors and officers; (e) taxes (including any income or franchise taxes) and governmental fees; (f) costs of any liability and other insurance or fidelity bonds; (g) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or the Fund for violation of any law; (h) legal, accounting and auditing expenses, including legal fees of special counsel for the independent Directors; (i) charges of custodians and other agents; (j) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (k) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy materials that are not attributable to a class; (1) any extraordinary expenses; (m) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (n) costs of mailing and tabulating proxies and costs of shareholders’ and Directors’ meetings; (o) costs of independent pricing services to value the Fund’s securities; and (p) the costs of investment company literature and other publications provided by RBB to its Directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of RBB, are allocated to such class.

The Advisory Agreement provides that the Manager shall at all times have all rights in and to the Fund’s name and all investment models used by or on behalf of the Fund. The Manager may use the Fund’s name or any portion thereof in connection with any other mutual fund or business activity without the consent of any shareholder, and RBB has agreed to execute and deliver any and all documents required to indicate its consent to such use.

For the fiscal years ended September 30, 2017, September 30, 2018, and September 30, 2019, the Acquired Fund paid the predecessor investment adviser the following fees:

Fiscal Year Ended	Gross Advisory Fee	Advisory Fee Waived	Expense Reimbursement	Net Advisory Fee
September 30, 2019	$[ ]	$[ ]	$[ ]	$[ ]
September 30, 2018	$3,433,937	($1,015,836)	$—	$2,418,101
September 30, 2017	$4,221,400	($947,515)	$—	$3,273,885

THE PORTFOLIO MANAGERS

This section includes information about the Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Campbell

Fund Shares Owned by the Portfolio Managers. As of August 31, 2019, Mr. Andrews and Dr. Cole did not own shares of the Fund.

Other Accounts. In addition to the Fund and the Acquired Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of August 31, 2019.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets		# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
1. G. William Andrews	Other Registered Investment Companies:	3	$56.4	M	0	$0
	Other Pooled Investment Vehicles:	16	$973	M	11	$1.1	B
	Other Accounts:	9	$2.2	B	2	$1.5	B
2. Dr. Kevin Cole	Other Registered Investment Companies:	3	$56.4	M	0	$0
	Other Pooled Investment Vehicles:	16	$973	M	11	$1.1	B
	Other Accounts:	9	$2.2	B	2	$1.5	B

Compensation. Campbell compensates the Fund’s portfolio managers for their management of the Fund. As of the date of this SAI, the portfolio managers’ compensation consists of a cash base salary and a discretionary bonus that is based on the individual performance of the portfolio manager and overall profitability of Campbell, which is, in part, dependent on the performance of the Fund, and therefore in part based on the value of the Fund’s net assets and other client accounts they are managing.

Conflicts of Interests. The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, Campbell has established policies and procedures to ensure that the purchase and sale of securities and other investments among all accounts it manages are fairly and equitably allocated.

The Manager, its affiliates and their respective employees manage other investment funds that may pursue investment objectives similar to, or materially different from, those of the Fund. The Manager, its affiliates and their respective employees may also manage discretionary accounts in which the Fund will have no interest, some of which may have investment objectives similar to, or materially different from, those of the Fund. Conflicts of interest among the Fund and any such affiliated entities may include, but are not limited to, those described herein.

Principals of the Manager and its affiliates may trade futures, forward and options contracts for his or her own account. In addition, the Manager and its affiliates manage proprietary accounts for itself, its deferred compensation plan and for certain principals and employees. There are written procedures that govern proprietary trading by principals and employees. For instance, the Manager and its affiliates have implemented employee trading policies that prohibit employee trading in futures and options on futures unless consent is given to the employee in writing. Such consent will only be given on a case by case basis. All employees must preclear all trades in equities, equity options, equity indices or equity index options through a computer-based system. The proposed trades are compared to a restricted list that includes positions traded in material amounts. The daily feed received from its approved brokerage firms is compared against the preclearance lists to assure compliance. A conflict of interest exists if proprietary trades are executed and cleared at more favorable rates than trades executed and cleared on behalf of the Fund. It is the Manager’s policy to objectively allocate trade executions that afford each account the same likelihood of receiving favorable or unfavorable executions over time.

Conflicts of interest may also arise from the fact that the Manager and its affiliates generally will be carrying on substantial investment activities for other clients, including other investment funds and discretionary accounts, in which the Fund will have no interest. The Manager may have financial incentives to favor certain of such accounts over the Fund. Any of their proprietary accounts and other customer accounts may use the same or different information and trading strategies as those which are utilized on behalf of the Fund, may compete with the Fund for specific trades, or may hold positions opposite to positions maintained on behalf of the Fund. The Manager may give advice and recommend securities to, or buy or sell securities for, the Fund, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, other accounts and customers, even though their investment objectives may be the same as, or similar to, those of the Fund. The performance of the Fund may be adversely affected by the manner in which particular orders are entered for all accounts managed by and customers of the Manager.

The Manager may determine that an investment opportunity is appropriate for a particular investment fund or discretionary account that it manages or for itself, but not for the Fund. Situations may arise in which private investment funds managed by the Manager or its affiliates have made investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or available to, the Fund. To the extent that entities affiliated with the Manager trade pursuant to portfolios other than that which is traded on behalf of the Fund, the Fund may not participate in certain investment opportunities pursued by such other portfolios. The Manager, its affiliates, their respective employees and other investment funds or discretionary accounts, other than the Fund, managed by the Manager or its affiliates may invest on terms more favorable than those available to the Fund and may act in ways adverse to the interest of the Fund. The Manager and its affiliates regard their analyses as proprietary and confidential, and the Manager will not disclose its analyses, opinions or purchase and sale activities on behalf of the Fund, except to Shareholders in the periodic reports distributed by the Fund.

The Manager and its affiliates are major participants in the global currency, equity, commodity, fixed income, derivative and other markets. As such, the Manager and its affiliates are actively engaged in transactions in the same securities and other instruments in which the Fund may invest. The Manager and its affiliates are not under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, the Manager and its affiliates may indirectly compete with the Fund for appropriate investment opportunities, or engage in trading activities, either for its proprietary account or on behalf of other clients, that is detrimental to the trading positions of the Fund. The proprietary activities or other portfolio strategies of the Manager or its affiliates, or the activities or strategies used for other accounts managed by the Manager or its affiliates, could conflict with the transactions and strategies employed on behalf of the Fund and may affect the prices and availability of the securities and instruments in which the Fund invests.

The Manager may invest the Fund’s cash reserve in investment funds managed or maintained by the Manager or its affiliates, to the extent permitted by applicable law. In such event, the Fund pays any expenses and fees associated with such investment, including any fees payable to the Manager or its affiliates. Accordingly, the Manager has a conflict of interest in evaluating any such investment.

Market quotations regarding certain investments by the Manager may not always be available. In such cases, valuations of such Fund investments may be made by the Manager in accordance with the Fund’s valuation procedures. The Manager will have a conflict of interest in making certain valuations, because any such valuation will affect the Fund’s NAV and, consequently, the amount of Management Fee that the Manager receives for its services. However, any determination of the value of the Fund is ultimately the responsibility of the RBB Board.

Other present and future activities of the Manager or its affiliates may give rise to additional conflicts of interest.

Securities Ownership. No shares of the Fund were outstanding as the Fund had not commenced operations prior to the date of this SAI.

ADMINISTRATION AND ACCOUNTING AGREEMENT

Fund Services, 615 East Michigan Street, Milwaukee, WI 53202, serves as fund administrator to the Fund pursuant to a fund administration servicing agreement and serves as fund accountant pursuant to a fund accounting servicing agreement (the “Administration Agreements”). Under the fund accounting servicing agreement, Fund Services has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. Under the fund administration servicing agreement, Fund Services has agreed to provide fund administration services to RBB. These services include the preparation and coordination of RBB’s annual post-effective amendment filing and supplements to the Fund’s registration statement, the preparation and assembly of board meeting materials, and certain other services necessary to RBB’s fund administration. In addition, Fund Services has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

The Administration Agreements provide that Fund Services shall be obligated to exercise reasonable care in the performance of its duties and that Fund Services shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB in connection with its duties under the Administration Agreements, except a loss resulting from Fund Services’ refusal or failure to comply with the terms of the applicable Administration Agreement or from its bad faith, negligence or willful misconduct in the performance of its duties thereunder.

Fund Services receives a fee under the Administration Agreements based on the average daily net assets of RBB.

Fund Services also served as the administrator for the Acquired Fund. The following tables set forth the fees incurred by the Acquired Fund for administrative services, accounting services, and transfer agent services received during the last three fiscal years:

Fiscal Year Ended	Fund Administration Fees
September 30, 2019	$[ ]
September 30, 2018*	$57,260
September 30, 2017	$206,427

*	Fees for services provided by U.S. Bank in fiscal year 2018 were $39,163. All other fees listed in this table relate to services provided by Gemini Fund Services, LLC, which served as Administrator to the Acquired Fund prior to November 17, 2017.

Fiscal Year Ended	Fund Accounting Fees
September 30, 2019
September 30, 2018*	$88,909
September 30, 2017	$66,268

*	Fees for services provided by U.S. Bank in fiscal year 2018 were $76,059. All other fees listed in this table relate to services provided by GFS.

Fiscal Year End	Fund Transfer Agent Fees
September 30, 2019	$[ ]
September 30, 2018*	$199,011
September 30, 2017	$500,200

*	Fees for services provided by UBSFS in fiscal year 2018 were $163,643. All other fees listed in this table relate to services provided by GFS.

CUSTODIAN AGREEMENT

U.S. Bank, N.A., 1555 North River Center Drive, Milwaukee, Wisconsin, 53212 (the “Custodian”), is Custodian of the Fund’s and of the Subsidiary’s assets pursuant to a custodian agreement (the “Custodian Agreement”). Under the Custodian Agreement, the Custodian: (a) maintains a separate account or accounts in the name of the Fund; (b) holds and transfers portfolio investments on account of the Fund; (c) accepts receipts and makes disbursements of money on behalf of the Fund; (d) collects and receives all income and other payments and distributions on account of the Fund’s portfolio investments; and (e) makes periodic reports to the RBB Board concerning the Fund’s operations. The Custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any affiliate, sub-custodian or domestic sub-custodian. For its services to the Fund under the Custodian Agreement, the Custodian receives a fee based on the Fund’s average gross assets calculated daily and payable monthly. Transaction charges and out-of-pocket expenses are also charged to the Fund.

The Custodian also served as the custodian for the Acquired Fund.

TRANSFER AGENCY AGREEMENT

Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency and servicing agreement (the “Transfer Agency Agreement”), under which Fund Services: (a) issues and redeems shares of the Fund; (b) addresses and mails all communications by the Fund to record owners of the shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the RBB Board concerning the operations of the Fund. Fund Services may, subject to the RBB Board’s approval, assign its duties as transfer and dividend disbursing agent to any affiliate of Fund Services. For its services to the Fund under the Transfer Agency Agreement, Fund Services receives an annual fee based on the number of accounts in the Fund and the Fund’s average gross assets calculated daily and payable monthly. Transaction charges and out-of-pocket expenses are also charged to the Fund.

Fund Services also provides services relating to the implementation of RBB’s Anti-Money Laundering Program. In addition, Fund Services provides services relating to the implementation of the Fund’s Customer Identification Program, including verification of required customer information and the maintenance of records with respect to such verification.

Fund Services also served as the Transfer Agent for the Acquired Fund.

DISTRIBUTION AGREEMENT

Quasar Distributors, LLC (the “Distributor”), whose principal business address is 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, serves as the underwriter to the Fund pursuant to the terms of a distribution agreement (the “Distribution Agreement”). The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with RBB or the Manager. The Distributor, U.S. Bank, N.A. and Fund Services are affiliates.

Under the Distribution Agreement with RBB, the Distributor acts as the agent of RBB in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by RBB.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Manager, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Fund’s Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the financial intermediary. The Distributor does not receive compensation from the Fund for its distribution services. Campbell & Company pays the Distributor a fee for certain distribution-related services.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the RBB Board or by vote of a majority of the Fund’s outstanding voting securities in accordance with the 1940 Act. The Distribution Agreement is terminable without penalty by RBB on behalf of the Fund on no less than 60 days’ written notice when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the members of the RBB Board who are not “interested persons” (as defined in the 1940 Act) of RBB and have no direct or indirect financial interest in the operation of the Distribution Agreement, or by the Distributor, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Distribution Agreement provides that the Distributor shall not be liable for any loss suffered by RBB in connection with the performance of the Distributor’s obligations and duties under the Distribution Agreement, except a loss resulting from the Distributor’s willful misfeasance, bad faith or negligence in the performance of such duties and obligations, or by reason of its reckless disregard thereof.

Class I Shares. Pursuant to the Distribution Agreement, Quasar Distributors, LLC acts as the agent of RBB in connection with the continuous offering of the Fund’s shares. Quasar Distributors, LLC continually distributes shares of the Fund on a best efforts basis. Quasar Distributors, LLC has no obligation to sell any specific quantity of Fund shares. Quasar Distributors, LLC and its officers have no role in determining the investment policies or which securities are to be purchased or sold by RBB. Quasar Distributors, LLC does not receive compensation from RBB for the distribution of the Fund’s Class I Shares; however, Campbell & Company pays an annual fee to Quasar Distributors, LLC as compensation for underwriting services rendered to the Fund pursuant to the Distribution Agreement.

Class A Shares, Class P Shares, and Class C Shares. Pursuant to the Distribution Agreement and the related Plans of Distribution for Class A Shares, Class P Shares and Class C Shares (together, the “Plans”), which were adopted by RBB in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will act as the agent of RBB in connection with the continuous offering for the sale of the Fund’s Class A Shares, Class P Shares and Class C Shares, respectively. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by RBB. Payments to the Distributor under the Plans are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of Class A Shares, Class P Shares and Class C Shares, including advertising, printing and mailing of prospectuses to other than current shareholders, compensation of underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying or other financing changes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Plans, to be calculated daily and paid monthly by the Class A Shares, Class P Shares and Class C Shares of the Fund at the annual rates set forth in the Proxy Statement/Prospectus.

Among other things, the Plans provide that: (1) the Distributor shall be required to submit quarterly reports to the Directors of RBB regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by RBB’s Directors, including a majority of those Directors who are not “interested persons” (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund’s Class A Shares, Class P Shares and Class C Shares under the respective Plans shall not be materially increased without shareholder approval; and (4) while the Plans remain in effect, the selection and nomination of RBB’s Directors who are not “interested persons” of RBB (as defined in the 1940 Act) shall be committed to the discretion of such Directors who are not “interested persons” of RBB.

The Distributor for the Acquired Fund was Northern Lights Distributors, LLC. The Acquired Fund adopted a shareholder service plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to the Class A and Class P Shares of the Acquired Fund was paid to other service providers. The Acquired Fund also adopted a plan on behalf of its Class A, Class C, and Class P Shares pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”) that allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders for maximum payments of up to (i) 0.25% of the average daily net assets of Class A shares, (ii) 0.25% of the average daily net assets of Class P shares and (iii) 1.00% of the average daily net assets of Class C shares.

For the fiscal period ended September 30, 2019, the Fund paid the following allocated distribution fees:

Actual 12b-1 Expenditures Incurred by the Acquired Fund Class A Shares During the Fiscal Period Ended September 30, 2019

Total Dollars Allocated
Advertising/Marketing
Printing/Postage
Payment to distributor	$	[ ]
Payment to dealers	$	[ ]
Compensation to sales personnel
Other	$	[ ]
Total	$	[ ]

Actual 12b-1 Expenditures Incurred by the Acquired Fund Class C Shares During the Fiscal Period Ended September 30, 2019

Total Dollars Allocated
A Advertising/Marketing
Printing/Postage
Payment to distributor	$	[ ]
Payment to dealers	$	[ ]
Compensation to sales personnel
Other	$	[ ]
Total	$	[ ]

Actual 12b-1 Expenditures Incurred by the Acquired Fund Class P Shares During the Fiscal Period Ended September 30, 2019

Total Dollars Allocated
Advertising/Marketing
P Printing/Postage
Payment to distributor	$	[ ]
Payment to dealers	$	[ ]
Compensation to sales personnel
Other	$	[ ]
Total	$	[ ]

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Manager and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Manager and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Manager and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Manager through increased fees as Fund assets grow.

FUND TRANSACTIONS

Subject to policies established by the RBB Board and applicable rules, the Manager is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In executing portfolio transactions, the Manager seeks to obtain the best price and most favorable execution for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Manager generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

Brokerage Transactions

Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Manager may place a combined order for two or more accounts they manage, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Manager and the RBB Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Manager believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

The Fund is required to identify any securities of RBB’s regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of the most recent fiscal year. There were no securities held by the Fund of its regular broker-dealers as of the end of the most recent fiscal year as the Fund had not yet commenced operations.

The table below sets forth the brokerage commissions incurred by the Acquired Fund during its three most recent fiscal years ended September 30.

Fund	2017	2018	2019
Equinox Campbell Strategy Fund	$70	$627,885	$[ ]

Brokerage Selection

RBB does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund’s Manager may select a broker based upon brokerage or research services provided to the Manager. The Manager may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 permits an investment adviser, under certain circumstances, to cause a fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Manager may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Manager believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Manager might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Manager may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Manager will be in addition to and not in lieu of the services required to be performed by the Manager under the Advisory Agreement. Any advisory or other fees paid to the Manager are not reduced as a result of the receipt of research services.

In some cases the Manager may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Manager makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Manager will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Manager faces a potential conflict of interest, but the Manager believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Manager with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

PURCHASE AND REDEMPTION INFORMATION

Read the Fund’s Proxy Statement/Prospectus for information regarding the purchase and redemption of Fund shares, including, in the case of Class A Shares, any applicable sales load charges. The following information supplements information in the Fund’s Proxy Statement/Prospectus.

You may purchase shares through an account maintained by your brokerage firm, financial institutions and industry professionals and you may also purchase shares directly by mail or wire. RBB reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase of the Fund’s shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing the Fund’s NAV. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. A shareholder will also bear any market risk or tax consequences as a result of a payment in securities. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

Under the 1940 Act, RBB may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions).

Shares of RBB are subject to redemption by RBB, at the redemption price of such shares as in effect from time to time, including, without limitation: (1) to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Proxy Statement/Prospectus from time to time; (2) if such redemption is, in the opinion of the RBB Board, desirable in order to prevent RBB or the Fund from being deemed a “personal holding company” within the meaning of the Code; (3) or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out RBB’s responsibilities under the 1940 Act.

The Fund has the right to redeem your shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse the Fund for any loss sustained by reason of your failure to make full payment for shares of the Fund you previously purchased or subscribed for.

Class A Shares of the Fund may be subject to sales charge waivers as described below.

Sales Charges

Different Service Organizations may impose different sales charges and these variations are described in the Fund’s Proxy Statement/Prospectus.

Class A Shares Sales Charges. Purchases of Class A Shares of the Fund are subject to a front-end sales charge of up to 5.75% of the total purchase price; however, sales charges may be reduced for large purchases as indicated below. For Class A Shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A Shares (or any contingent deferred sales charge paid on redemptions) and may retain the full amount of such sales charge. The sales charges or underwriter concessions (the difference between the sales charge and the dealer reallowance) received by the Distributor may be made available to the Fund for pre-approved marketing expenses or may be used to offset the compensation owed by the Manager to the Distributor for its services. Sales charges are not imposed on Shares that are purchased with reinvested dividends or other distributions. The table below indicates the front-end sales charge as a percentage of both the offering price and the net amount invested. The term “offering price” includes the front-end sales charge. Because of rounding in the calculation of the “offering price”, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Amount of Purchase of Class A Shares	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Compensation as a Percentage of Offering Price
Less than $25,000	5.75%	6.10%	5.00%
At least $25,000 but less than $50,000	5.00%	5.26%	4.25%
At least $50,000 but less than $100,000	4.75%	4.99%	4.00%
At least $100,000 but less than $250,000	3.75%	3.83%	3.25%
At least $250,000 but less than $500,000	2.50%	2.56%	2.00%
At least $500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or greater	None	None	*see below

*	No sales charge is payable at the time of purchase on investments of $1,000,000 or more; however, a 1% contingent deferred sales charge is imposed in the event of redemption within 12 months following any such purchase. The Fund's Distributor will pay a commission at the rate of 1% to certain brokerage firms, financial institutions and other industry professionals, including affiliates of the Manager who initiate and are responsible for purchases of $1,000,000 or more. Contingent deferred sale charges may be waived or varied by certain Service Organizations as described in in the Fund’s Proxy Statement/Prospectus.

Rights of Accumulation. You may combine your new purchase of Class A Shares with Class A Shares and/or Class C Shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you own. You may combine your account, your spouse’s account, and the account(s) of your children under age 25.

This privilege is also extended to certain employee benefit plans and trust estates. The following purchases may be combined for purposes of determining the “Amount of Purchase:” (a) individual purchases, if made at the same time, by a single purchaser, the purchaser’s spouse and children under the age of 25 purchasing Class A Shares for their own accounts, including shares purchased by a qualified retirement plan(s) exclusively for the benefit of such individual(s) (such as an IRA, individual-type section 403(b) plan or single-participant Keogh-type plan) or by a “Company,” as defined in Section 2(a)(8) of the 1940 Act, solely controlled as defined in the 1940 Act, by such individual(s), or (b) individual purchases by trustees or other fiduciaries purchasing Class A Shares (i) for a single trust estate or a single fiduciary account, including an employee benefit plan, or (ii) concurrently by two or more employee benefit plans for a single employer or of employers affiliated with each other in accordance with Section 2(a)(3)(c) of the 1940 Act (excluding in either case an employee benefit plan described in (a) above), provided such trustees or other fiduciaries purchase shares in a single payment. Purchases made for nominee or street name accounts may not be combined with purchases made for such other accounts. You may also further discuss the combined purchase privilege with your investment broker, brokerage firm, financial institution, or other industry professional, including affiliates of the Manager.

You will need to provide written instruction with respect to the other accounts whose purchases should be considered in Rights of Accumulation.

Rights of Accumulation do not apply to Class I Shares, Class P Shares or Class C Shares.

Letter of Intent. If you anticipate purchasing a specific dollar amount of Class A Shares within a 13-month period, the shares may be purchased at a reduced sales charge by completing and returning a Letter of Intent (the "Letter"), which can be provided to you by your investment broker or other Service Organization. The reduced sales charge may also be obtained on Class A Shares purchased within the 90 days prior to the date of receipt of the Letter. Shares purchased under the Letter are eligible for the same reduced sales charge that would have been available had all the shares been purchased at the same time. There is no obligation to purchase the full amount of shares indicated in the Letter. Should you invest more or less than indicated in the Letter during the 13-month period, the sales charge will be recalculated based on the actual amount purchased. A portion of the amount of the intended purchase normally will be held in escrow in the form of Shares pending completion of the intended purchase. If you do not purchase the full amount of Class A Shares indicated in the Letter, the appropriate amount of shares held in escrow will be redeemed by the Transfer Agent to pay the sales charge that was not applied to your purchase.

Letters of Intent do not apply to Class I Shares, Class P Shares or Class C Shares.

Class A Shares Sales Charge Waivers.

The sales charge on purchases of Class A Shares is waived for certain types of investors, including:

● Current and retired directors and officers of the Fund sponsored by the Manager or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Manager.

● Employees of the Manager and their families, or any full-time employee or registered representative of the Distributor or of broker-dealers having selling agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

● Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

● Participants in certain "wrap-fee" or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

● Clients of financial intermediaries that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

● Institutional investors (which may include bank trust departments and registered investment advisers).

● Any accounts established on behalf of registered investment advisers or their clients by broker dealers that charge a transaction fee and that have entered into agreements with the Distributor.

● Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

● Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your Service Organization and if your Service Organization has entered into an agreement with RBB or the Distributor. Please consult your financial adviser for further information.

In order to take advantage of a sales charge waiver, a purchaser must certify to the Service Organization eligibility for a waiver and must notify the Service Organization whenever eligibility for a waiver ceases to exist. A Service Organization reserves the right to request additional information from a purchaser in order to verify that such purchaser is so eligible. Such information may include account statements or other records regarding Shares of the Fund held by you or your immediate family household members.

Contingent Deferred Sales Charge on Certain Redemptions – Class A Shares. A 1.00% contingent deferred sales charge (“CDSC”) may apply for investments of $1 million or more of Class A Shares (and therefore no initial sales charge was paid) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the Distributor did not pay a commission to the selling broker-dealer. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them. In determining whether a contingent deferred sales charge is payable, and the amount of the charge, it is assumed that shares purchased with reinvested dividends and capital gain distributions and then other shares held the longest are the first redeemed.

Contingent Deferred Sales Charge on Certain Redemptions – Class I Shares and Class P Shares. Contingent Deferred Sales Charges do not apply to redemptions of Class I Shares and Class P Shares.

Contingent Deferred Sales Charge on Certain Redemptions – Class C Shares. No sales load is payable by a shareholder at the time of purchase, although the Distributor advances applicable Service Organizations the first year distribution and services fee at a rate of 1.00% on investments in the Fund’s Class C Shares. This advancement is solely financed by the Manager and not by investors or the Fund. As a result, the Fund imposes a CDSC of 1.00% on redemptions of investments made within 12 months of purchase. The financing party receives the CDSC from the Distributor as reimbursement for the up-front sales commission that has been financed. The CDSC is assessed on an amount equal to the lesser of the offering price at the time of purchase of the shares redeemed and the NAV of shares redeemed at the time of redemption. When Class C Shares are redeemed, the redemption order is processed so that the lowest deferred sales charge is charged, and Class C Shares that are not subject to the deferred sales charge are redeemed first. Any CDSC paid on the redemptions of Class C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding. No CDSC is imposed on increases in NAV for Fund shares acquired as reinvested Fund distributions.

The CDSC will be waived for Class C Shares in the following circumstances:

▪ Redemptions of shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in the Fund through such plans;

▪ Exchanges pursuant to the exchange privilege, as described in “Shareholder Information — Exchange Privilege”;

▪ Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2;

▪ Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1⁄2 years old and you purchased your shares prior to October 2, 2006;

▪ Redemptions made with respect to certain retirement plans sponsored by the Fund;

▪ Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);

▪ Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;

▪ Involuntary redemptions made of shares in accounts with low balances;

▪ Redemptions related to the payment of custodial IRA fees, if any; and

▪ Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund.

Repurchase of Class A Shares. Reinstatement of Class A Shares at NAV within 90 calendar days of redemption will be achieved manually. Shareholders must provide instruction at the time of purchase of their intent to exercise this privilege. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

Reduced Sales Charge – Class A Shares. In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, the Fund or its agent may request account statements if it is unable to verify your account information.

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Fund will, upon written notification at the time of purchase, combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

Purchasers Qualifying for Reductions in Initial Sales Charges. Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

Individuals

- an individual, his or her spouse, or children residing in the same household;

- any trust established exclusively for the benefit of an individual;

Trustees and Fiduciaries

- a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

Other Groups

- any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of the Fund held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

The Fund does not provide additional information on reduced sales charges on its website because the information is contained in the Proxy Statement/Prospectus and the Fund’s prospectus, which will be available on the Fund’s website at www.campbell.com.

Other Purchase Information

If shares of the Fund are held in a “street name” account with an authorized dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner’s account will be performed by the authorized dealer, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner’s transactions, a beneficial owner should contact the authorized dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the authorized dealer.

Share Class Conversion

Some shareholders may hold shares of the Fund through fee-based programs, often referred to as "wrap accounts," that are managed by investment dealers, financial advisors or other investment professionals (each, a "wrap account intermediary"). A wrap account intermediary may impose eligibility requirements on a shareholder's participation in the fee-based program and ownership of shares through the program, which are additional to the ownership requirements described in the Fund’s Proxy Statement/Prospectus. Under the terms of its fee-based program, a wrap account intermediary may also be permitted to effect a conversion (sometimes referred to as an "in-kind exchange") of a shareholder's shares in the Fund, including those shares purchased by the shareholder during the shareholder's participation in the program, to a different class of shares of that Fund in situations when the shareholder no longer meets the wrap account intermediary's stated eligibility requirements for the ownership of the class of shares that the shareholder initially purchased. For example, the terms of its fee-based program may permit a wrap account intermediary to effect this type of conversion when a shareholder moves his position in a class of shares of the Fund out of the program that offered that class of shares and into a program or account through which the wrap account intermediary only offers a different class or classes of shares of the Fund. Under other circumstances, a financial intermediary may effect this type of conversion with respect to new clients who held one class of shares of a Fund before becoming a client of the intermediary, and who are eligible for a wrap account through which the intermediary offers a different class of shares of the Fund. Any such conversion by a wrap account intermediary will be made in accordance with the Proxy Statement/Prospectus of the Fund, and will be made without the imposition by the Fund of any sales load, fee or other charge. The class of shares that a shareholder owns after the conversion may bear higher fees and expenses than the class of shares that the shareholder initially purchased.

If you own shares of the Fund through a fee-based program, you should consult with your wrap account intermediary to determine whether there are any additional eligibility requirements that the wrap account intermediary imposes on your participation in their program and your ownership of the Fund's shares through the program, and whether the wrap account intermediary prescribes any circumstances which may result in the type of share class conversion described herein.

TELEPHONE TRANSACTION PROCEDURES

RBB’s telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB’s records; (3) requiring RBB’s service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges (if applicable) only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by electronic funds transfer through the ACH network or wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if RBB elects to record shareholder telephone transactions. For accounts held of record by broker-dealers, financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller’s authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required.

VALUATION OF SHARES

In accordance with procedures adopted by the RBB Board, the NAV per share of the Fund is calculated by determining the value of the net assets attributed to the Fund and dividing by the number of outstanding shares of the Fund. All securities are valued on each Business Day as of the close of regular trading on the NYSE (normally, but not always, 4:00 p.m. Eastern Time) or such other time as the NYSE or National Association of Securities Dealers Automated Quotations System (“NASDAQ”) market may officially close. The term “Business Day” means any day the NYSE is open for trading, which is Monday through Friday except for holidays. The NYSE is generally closed on the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. RBB reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a NAV other than the Fund’s official closing NAV (as the same may be subsequently adjusted), and to recover amounts from (or distribute amounts to) shareholders based on the official closing NAV. RBB reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, the Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

The securities of the Fund are valued under the direction of the Fund’s Administrator and under the general supervision of the RBB Board. Prices are generally determined using readily available market prices. Subject to the approval of the RBB Board, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments in determining the approximate market value of portfolio investments. This may result in the investments being valued at a price that differs from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on the Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund’s Valuation Committee under the direction of the RBB Board.

The procedures used by any pricing service and its valuation results are reviewed by the officers of RBB under the general supervision of the RBB Board.

The Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Proxy Statement/Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Proxy Statement/Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Proxy Statement/Prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

General

The Fund intends to qualify and to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, the Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Taxation of Certain Investments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Any annual net profit of the Subsidiary will be recognized as ordinary income by the Fund, but any annual net loss of the Subsidiary will not be recognized and will not carry forward.

State and Local Taxes

Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

ADDITIONAL INFORMATION CONCERNING COMPANY SHARES

RBB has authorized capital of 100 billion shares of common stock at a par value of $0.001 per share. Currently, 87.423 billion shares have been classified into 185 classes, however, RBB only has [46] active share classes that have begun investment operations. Under RBB’s charter, the RBB Board has the power to classify and reclassify any unissued shares of common stock from time to time.

Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of RBB do not have preemptive or conversion rights. When issued for payment as described in the Proxy Statement/Prospectus, shares of RBB will be fully paid and non-assessable.

RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB’s amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of common stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the RBB Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or distribution agreement or any change in a fundamental investment objective or fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of RBB are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of RBB may elect all of the Directors.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB’s Articles of Incorporation and By-Laws, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

MISCELLANEOUS

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that certain of its service providers have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new account applications. The Fund will not transact business with any person or legal entity, and beneficial owners, if applicable, whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Counsel

The law firm of Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as independent counsel to RBB and the Independent Directors.

Independent Registered Public Accounting Firm

Ernst & Young LLP, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, PA 19103, serves as the Fund’s independent registered public accounting firm, and in that capacity audits the Fund’s financial statements.

CONSOLIDATED FINANCIAL STATEMENTS

The audited consolidated financial statements and notes thereto in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2018 (the “Annual Report”) and the unaudited financial statements and notes there to in the Acquired Fund’s Semi-Annual Report to Shareholders for the fiscal period ended March 31, 2019 are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated by reference herein. The consolidated financial statements included in the Annual Report have been audited by RSM US, LLP, the Acquired Fund’s independent registered public accounting firm, whose report thereon also appears in the Annual Report and is incorporated by reference into this SAI. Such consolidated financial statements included in the Annual Report have been incorporated by reference herein in reliance upon such report given upon their authority as experts in accounting and auditing. Copies of the Annual Report and Semi-Annual Report may be obtained at no charge by calling 1-888-838-0770 or visiting the Acquired Fund’s website at www.EquinoxFunds.com.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-) – The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

A-2

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

A-3

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Risks - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

A-4

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

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Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

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●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to five years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade or “VMIG” scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, security and/or obligation. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers, entities, securities and/or obligations can change. Credit ratings are also based on approved and applicable Methodologies (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although, DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market, but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

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THE RBB FUND, INC.

FORM N-14

PART C: OTHER INFORMATION

Item 15. INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 12 of the Investment Advisory Agreement between Registrant and Boston Partners Global Investors, Inc. (“Boston Partners”) (f/k/a Robeco Investment Management, Inc.), incorporated herein by reference to exhibit (6)(i), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. (“Bogle”), dated September 15, 1999 and incorporated herein by reference to exhibit (6)(b) provides for the indemnification of Bogle against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Schneider Capital Management (“Schneider”) incorporated herein by reference as exhibit (6)(a) provides for the indemnification of Schneider against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), (“Matson Money”) incorporated herein by reference as exhibits (6)(c) and (6)(jj) provides for the indemnification of Matson Money against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Summit Global Investments, LLC (“SGI”) incorporated herein by reference as exhibits (6)(g), (6)(k) and (6)(ff) provides for the indemnification of SGI against certain losses.

Section 12 of each of the Investment Advisory Agreements with Abbey Capital Limited (“Abbey Capital”) incorporated herein by reference as exhibits (6)(m), (6)(ddd) and (6)(eee) provides for the indemnification of Abbey Capital against certain losses.

Section 13 of each of the Investment Advisory Agreements with Abbey Capital incorporated herein by reference as exhibits (6)(n) and (6)(ooo) provides for the indemnification of Abbey Capital against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Altair Advisers LLC (“Altair”) incorporated herein by reference as exhibits (6)(v) and (6)(yy) provide for indemnification of Altair against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Campbell & Company Investment Adviser LLC (“CCIA”) incorporated herein by reference as exhibits (6)(w), (6)(x), (6)(qq), (6)(rr), (6)(uuu), and (6)(vvv) provide for indemnification of CCIA against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant, Boston Partners, and CCIA incorporated herein by reference as exhibit (6)(sss) provides for indemnification of Boston Partners and CCIA against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Motley Fool Asset Management, LLC (“Motley Fool”) incorporated herein by reference to exhibits (6)(uu), (6)(xx), and (6)(qqq) provides for indemnification of Motley Fool against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Orinda Asset Management LLC (“Orinda”) incorporated herein by reference to exhibit (6)(oo) provides for indemnification of Orinda against certain losses.

Section 8 of each of the Distribution Agreements between Registrant and Quasar Distributors, LLC incorporated herein by reference to exhibits (7)(a) – (7)(h), (7)(j) and (7)(k) provide for the indemnification of Quasar Distributors, LLC against certain losses.

Section 7 of the Distribution Agreement between Registrant and Foreside Funds Distributors, LLC incorporated herein by reference to exhibit (7)(i) provides for the indemnification of Foreside Funds Distributors, LLC against certain losses.

Item 16. EXHIBITS

(1)	Articles of Incorporation.

a)	Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

b)	Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

c)	Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

d)	Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

e)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

f)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

g)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

h)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

i)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

j)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

k)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

l)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

m)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

n)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.

o)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.

p)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.

q)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

r)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

s)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

t)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

u)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

v)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

w)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

x)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

y)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.

z)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

aa)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

bb)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

cc)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

dd)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

ee)	Articles of Amendment to Charter of the Registrant (Boston Partners Bond Fund – Institutional Class and Boston Partners Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

ff)	Articles Supplementary of Registrant (Boston Partners All-Cap Value Fund – Institutional Class and Boston Partners Bond Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

gg)	Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

hh)	Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

ii)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

jj)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

kk)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

ll)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

mm)	Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

nn)	Articles of Amendment of Registrant (Robeco WPG Core Bond Fund – Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

oo)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

pp)	Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

qq)	Articles of Amendment to Charter of the Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

rr)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

ss)	Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

tt)	Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

uu)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

vv)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

ww)	Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.

xx)	Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement (No. 33-20827) filed on July 17, 2007.

yy)	Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement (No. 33-20827) filed on September 4, 2007.

zz)	Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement (No. 33-20827) filed on December 17, 2007.

aaa)	Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

bbb)	Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) are incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on April 23, 2009.

ccc)	Articles Supplementary of Registrant (Perimeter Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

ddd)	Articles Supplementary of Registrant (S1 Fund) are incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2010.

eee)	Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund) are incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

fff)	Articles of Amendment of Registrant (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

ggg)	Articles Supplementary of Registrant (Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

hhh)	Articles Supplementary of Registrant (Summit Global Investments U.S. Low Volatility Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

iii)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

jjj)	Articles Supplementary of Registrant (Robeco Boston Partners Global Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 152 to the Registrant’s Registration Statement (No. 33-20827) filed on March 29, 2013.

kkk)	Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

lll)	Articles Supplementary of Registrant (Matson Money U.S. Equity VI Portfolio, Matson Money International VI Equity Portfolio, Matson Money Fixed Income VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2013.

mmm)	Articles Supplementary of Registrant (Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

nnn)	Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

ooo)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund and Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

ppp)	Articles Supplementary of Registrant (Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 171 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2014.

qqq)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

rrr)	Articles Supplementary of Registrant (Boston Partners Investment Funds) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

sss)	Articles Supplementary of Registrant (Boston Partners Emerging Markets Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

ttt)	Articles Supplementary of Registrant (Campbell Core Carry Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

uuu)	Articles Supplementary of Registrant (Boston Partners Alpha Blue Dynamic Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

vvv)	Articles Supplementary of Registrant (Summit Global Investments U.S. Low Volatility Equity Fund – Class C) are incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.

www)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.

xxx)	Articles Supplementary of Registrant (Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

yyy)	Articles Supplementary of Registrant (Fasanara Capital Absolute Return Multi-Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement (No. 33-20827) filed on April 29, 2016.

zzz)	Articles of Amendment of Registrant (Campbell Dynamic Trend Fund f/k/a Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

aaaa)	Articles Supplementary of Registrant (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund), MFAM Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund), and MFAM Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) are incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

bbbb)	Articles of Amendment of Registrant (MFAM Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund) are incorporated herein by reference to Post-Effective Amendment No. 212 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2017.

cccc)	Articles Supplementary of Registrant (Orinda Income Opportunities Fund) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

dddd)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund — Class T) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

eeee)	Articles Supplementary of Registrant (Campbell Managed Futures 10V Fund) are incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

ffff)	Articles Supplementary of Registrant (Boston Partners Emerging Markets Fund) are incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

gggg)	Articles Supplementary of Registrant (Motley Fool 100 Index ETF) are incorporated herein by reference to Post-Effective Amendment No. 235 to the Registrant’s Registration Statement (No. 33-20827) filed on January 19, 2018.

hhhh)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund – Class I) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

iiii)	Articles Supplementary of Registrant (Boston Partners Global Long/Short Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

jjjj)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

kkkk)	Articles Supplementary of Registrant (Aquarius International Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

llll)	Articles Supplementary of Registrant (Abbey Capital Multi Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

mmmm)	Articles of Amendment of Registrant (Summit Global Investments Global Low Volatility Fund (f/k/a Dynamic U.S. Growth Fund)) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

nnnn)	Articles of Amendment of Registrant (Summit Global Investments Global Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

oooo)	Articles of Amendment of Registrant (Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

pppp)	Articles of Amendment of Registrant (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

qqqq)	Articles of Amendment of Registrant (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund) and MFAM Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund)) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

rrrr)	Articles Supplementary of Registrant (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) are incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

ssss)	Articles Supplementary of Registrant (Motley Fool Innovation ETF) are incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

tttt)	Articles of Amendment of Registrant (MFAM Global Opportunities Fund, MFAM Small-Mid Cap Growth Fund, MFAM Emerging Markets Fund and MFAM Small-Cap Growth ETF) are incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

uuuu)	Articles of Amendment of Registrant (MFAM Mid-Cap Growth Fund (f/k/a MFAM Small-Mid Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

vvvv)	Articles Supplementary of Registrant (Boston Partners Global Equity Advantage Fund) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

wwww)	Articles Supplementary of Registrant (Campbell Advantage Fund) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

xxxx)	Articles of Amendment of Registrant (SGI U.S. Large Cap Equity Fund, (f/k/a Summit Global Investments U.S. Low Volatility Equity Fund), SGI Global Equity Fund (f/k/a Summit Global Investments Global Low Volatility Fund), and SGI U.S. Small Cap Equity Fund (f/k/a Summit Global Investments Small Cap Low Volatility Fund)) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

yyyy)	Articles of Amendment of Registrant (Campbell Systematic Macro Fund (f/k/a Campbell Managed Futures 10V Fund)) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(2)	By-Laws, as amended, are incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 2011.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference.

(5)	Instruments Defining Rights of Security Holders.

a)	See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of 1 Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

b)	See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(6)	Investment Advisory Contracts.

a)	Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

b)	Investment Advisory Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

c)	Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33-20827) filed on February 27, 2008.

d)	Amendment No. 1 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

e)	Contractual Fee Waiver Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

f)	Contractual Fee Waiver Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

g)	Investment Advisory Agreement (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

h)	Contractual Fee Waiver Agreement (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

i)	Investment Advisory Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

j)	Addendum No. 1 to Investment Advisory Agreement (Robeco Boston Partners Global Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

k)	Investment Advisory Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

l)	Contractual Fee Waiver Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

m)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

n)	Amended and Restated Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Offshore Fund SPC (f/k/a Abbey Capital Offshore Fund Limited) and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

o)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Cantab Capital Partners, LLP is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

p)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

q)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Graham Capital Management, LP is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

r)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and P/E Global, LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

s)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

t)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Trigon Investment Advisors LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

u)	Addendum No. 2 to Investment Advisory Agreement (Robeco WPG Small/Micro Cap Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

v)	Investment Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

w)	Investment Advisory Agreement (Campbell Dynamic Trend Fund, f/k/a Campbell Core Trend Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

x)	Investment Advisory Agreement (Campbell Dynamic Trend Fund, f/k/a Campbell Core Trend Fund) between Campbell Core Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

y)	Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Aperio Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

z)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

aa)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Granite Investment Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

bb)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pacific Ridge Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

cc)	Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pier Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

dd)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and River Road Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

ee)	Form of Addendum No. 3 to Investment Advisory Agreement (Boston Partners Emerging Markets Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement (No. 33-20827) filed on August 14, 2015.

ff)	Investment Advisory Agreement (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

gg)	Contractual Fee Waiver (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

hh)	Contractual Fee Waiver (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

ii)	Contractual Fee Waiver (Campbell Dynamic Trend Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

jj)	Form of Investment Advisory Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2013.

kk)	Contractual Fee Waiver (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money Inc. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

ll)	Addendum No. 4 to Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

mm)	First Amendment to Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

nn)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

oo)	Investment Advisory Agreement (Orinda Income Opportunities Fund) between Registrant and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

pp)	Expense Limitation and Reimbursement Agreement (Orinda Income Opportunities Fund) between Registrant and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

qq)	Form of Investment Advisory Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

rr)	Form of Investment Advisory Agreement (Campbell Systematic Macro Fund) between Campbell Systematic Macro Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

ss)	Expense Limitation and Reimbursement Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC will be filed by amendment.

tt)	Addendum No. 5 to Investment Advisory Agreement (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

uu)	Investment Advisory Agreement (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund), MFAM Mid-Cap Growth Fund (f/k/a Motley Fool Great America Fund), and MFAM Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

vv)	Expense Limitation and Reimbursement Agreement (MFAM Global Opportunities Fund, MFAM Mid-Cap Growth Fund (f/k/a MFAM Small-Mid Cap Growth Fund), and MFAM Emerging Markets Fund) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

ww)	Contractual Fee Waiver (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

xx)	Investment Advisory Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

yy)	Investment Advisory Agreement (Aquarius International Fund) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

zz)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Aperio Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

aaa)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

bbb)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Mawer Investment Management Ltd. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

ccc)	Investment Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Setanta Asset Management Limited is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

ddd)	Form of Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 233 to the Registrant’s Registration Statement (No. 33-20827) filed on January 10, 2018.

eee)	Form of Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between ACMAF Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 233 to the Registrant’s Registration Statement (No. 33-20827) filed on January 10, 2018.

fff)	Form of Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, ACMAF Offshore Fund Limited and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 233 to the Registrant’s Registration Statement (No. 33-20827) filed on January 10, 2018.

ggg)	Form of Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, ACMAF Offshore Fund Limited and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 233 to the Registrant’s Registration Statement (No. 33-20827) filed on January 10, 2018.

hhh)	Form of Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, ACMAF Offshore Fund Limited and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 233 to the Registrant’s Registration Statement (No. 33-20827) filed on January 10, 2018.

iii)	Form of Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, ACMAF Offshore Fund Limited and Welton Investment Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 233 to the Registrant’s Registration Statement (No. 33-20827) filed on January 10, 2018.

jjj)	Contractual Fee Waiver (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

kkk)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Welton Investment Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

lll)	Amendment No. 2 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

mmm)	Form of Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Tudor Investment Corporation is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

nnn)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Tudor Investment Corporation is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

ooo)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Onshore Series LLC and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

ppp)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Master Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

qqq)	Investment Advisory Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small Cap Growth ETF)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

rrr)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Episteme Capital Partners (UK) LLP is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

sss)	Investment Co-Advisory Agreement (Boston Partners Global Equity Advantage Fund) among Registrant, Boston Partners Global Investors, Inc., and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

ttt)	Expense Limitation and Reimbursement Agreement (Boston Partners Global Equity Advantage Fund) among Registrant, Boston Partners Global Investors, Inc., and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

uuu)	Investment Advisory Agreement (Campbell Advantage Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

vvv)	Investment Advisory Agreement (Campbell Advantage Fund) between Campbell Advantage Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

www)	Addendum No. 6 to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II and Boston Partners Emerging Markets Long/Short Fund) will be filed by amendment.

(7)	Underwriting Contracts.

a)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

b)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

c)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Bogle Investment Management, L.P. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

d)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

e)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

f)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Matson Money, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

g)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Schneider Capital Management Company dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

h)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

i)	Distribution Agreement (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund), MFAM Mid-Cap Growth Fund (f/k/a Motley Fool Great America Fund), and MFAM Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) between Registrant and Foreside Funds Distributors LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

j)	Distribution Agreement (Orinda Income Opportunities Fund) between Registrant, Quasar Distributors, LLC, and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

k)	Amendment to the Distribution Agreement (Campbell Systematic Macro Fund (f/k/a Campbell Managed Futures 10V Fund)) between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

l)	Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

m)	Amendment to Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited dated July 11, 2017 is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

n)	ETF Distribution Agreement (Motley Fool 100 Index ETF) between Registrant, Quasar Distributors, LLC, and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

o)	Form of Amendment to the Distribution Agreement (Aquarius International Fund) between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

p)	Amendment to Distribution Agreement (Abbey Capital Multi-Asset Fund) between Registrant, Quasar Distributors, LLC and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

q)	First Amendment to the ETF Distribution Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) between Registrant, Quasar Distributors, LLC and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

r)	Amendment to Distribution Agreement (Boston Partners Global Equity Advantage Fund) between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(8)	Bonus or Profit Sharing Contracts.

a)	Form of Deferred Compensation Plan is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

b)	Form of Deferred Compensation Agreement is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(9)	Custodian Agreements.

a)	Custody Agreement between Registrant and U.S. Bank National Association dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

b)	First Amendment dated June 30, 2016 to the Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

c)	Addendum to Custody Agreement dated January 5, 2017 is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

d)	Second Amendment dated May 1, 2017 to the Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

e)	Form of Amendment to the Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

f)	Third Amendment to the Custody Agreement (Boston Partners Investment Funds) between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

g)	Fourth Amendment to the Custody Agreement (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund), MFAM Mid-Cap Growth Fund (f/k/a Motley Fool Great America Fund), and MFAM Emerging Markets Fund (f/k/a Motley Fool Emerging Markets Fund)) between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

h)	ETF Custody Agreement (Motley Fool 100 Index ETF) between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

i)	Fifth Amendment to the Custody Agreement (Aquarius International Fund) between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

j)	Amendment to the Custody Agreement (Abbey Capital Multi Asset Fund) between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

k)	Seventh Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated July 17, 2018 is incorporated herein by reference to Post-Effective Amendment No. 246 to the Registrant’s Registration Statement (No. 33-20827) filed on August 9, 2018.

l)	First Amendment to the ETF Custody Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

m)	Amendment to Custody Agreement (Boston Partners Global Equity Advantage Fund) between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

n)	Amendment to Custody Agreement (Campbell Advantage Fund) between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(10)	Rule 12b-1 and Rule 18f-3 Plans.

a)	Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

b)	Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.

c)	Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

d)	Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.

e)	Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

f)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

g)	Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners Long/Short Research Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

h)	Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners Global Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

i)	Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners International Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

j)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund — Retail Class) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

k)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund – Class A) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

l)	Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners Global Long/Short Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 154 to the Registrant’s Registration Statement (No. 33-20827) filed on July 11, 2013.

m)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

n)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class C) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

o)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund —Class C) is incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.

p)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund – Retail Class) is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

q)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Small-Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

r)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class T) is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

s)	Plan of Distribution pursuant to Rule 12b-1 (Orinda Income Opportunities Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

t)	Plan of Distribution pursuant to Rule 12b-1 (Orinda Income Opportunities Fund — Class D) is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

u)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class A) will be filed by amendment.

v)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class P) will be filed by amendment.

w)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class C) will be filed by amendment.

x)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class A Shares (formerly Class II Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

y)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class C Shares (formerly Institutional Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

z)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class A Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

aa)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class C Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

bb)	Plan of Distribution pursuant to Rule 12b-1 (Orinda Income Opportunities Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

cc)	Plan of Distribution pursuant to Rule 12b-1 (Orinda Income Opportunities Fund — Class D) is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

dd)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class A) will be filed by amendment.

ee)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class P) will be filed by amendment.

ff)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class C) will be filed by amendment.

gg)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class A Shares (formerly Class II Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

hh)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class C Shares (formerly Institutional Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

ii)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class A Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

jj)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class C Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

kk)	Amended Rule 18f-3 Plan will be filed by amendment.

(11)	Legal Opinion.

a)	Opinion and Consent of Counsel regarding the legality of securities being offered is filed herewith.

(12)	Other Opinions.

a)	Form of Opinion and Consent of Counsel regarding tax matters is filed herewith.

(13)	Other Material Contracts.

a)	Non 12b-1 Shareholder Services Plan and Agreement (Bogle Investment Management Small Cap Growth - Investor Shares) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

b)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

c)	Services Plan for Class I Shares and Form of Servicing Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund, f/k/a Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

d)	Services Plan for Class II Shares and Form of Servicing Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund, f/k/a Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

e)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

f)	First Amendment to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

g)	Second Amendment to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

h)	Form of Amendment to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

i)	Third Amendment to the Fund Accounting Servicing Agreement (Boston Partners Investment Funds) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

j)	Fourth Amendment to the Fund Accounting Servicing Agreement (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund), MFAM Mid-Cap Growth Fund (f/k/a Motley Fool Great America Fund), and MFAM Emerging Markets Fund (f/k/a Motley Fool Emerging Markets Fund)) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

k)	ETF Fund Accounting Servicing Agreement (Motley Fool 100 Index ETF) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

l)	Fifth Amendment to the Fund Accounting Servicing Agreement (Aquarius International Fund) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

m)	Amendment to the Fund Accounting Servicing Agreement (Abbey Capital Multi Asset Fund) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

n)	First Amendment to the ETF Fund Accounting Servicing Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

o)	Reserved.

p)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

q)	First Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

r)	Second Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

s)	Third Amendment to the Fund Administration Servicing Agreement (Boston Partners Investment Funds) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

t)	Fourth Amendment to the Fund Administration Servicing Agreement (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund), MFAM Mid-Cap Growth Fund (f/k/a Motley Fool Great America Fund), and MFAM Emerging Markets Fund (f/k/a Motley Fool Emerging Markets Fund)) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

u)	Form of Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

v)	ETF Fund Administration Servicing Agreement (Motley Fool 100 Index ETF) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

w)	Fifth Amendment to the Fund Administration Servicing Agreement (Aquarius International Fund) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

x)	Amendment to the Fund Administration Servicing Agreement (Abbey Capital Multi Asset Fund) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

y)	Addendum to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 246 to the Registrant’s Registration Statement (No. 33-20827) filed on August 9, 2018.

z)	First Amendment to the ETF Fund Administration Servicing Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

aa)	Reserved.

bb)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

cc)	First Amendment to the Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

dd)	Second Amendment to the Transfer Agent Servicing Agreement (Orinda Income Opportunities Funds) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

ee)	Form of Amendment to the Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

ff)	Third Amendment to the Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

gg)	Fourth Amendment to the Transfer Agent Servicing Agreement (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund), MFAM Mid-Cap Growth Fund (f/k/a Motley Fool Great America Fund), and MFAM Emerging Markets Fund (f/k/a Motley Fool Emerging Markets Fund)) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

hh)	ETF Transfer Agent Servicing Agreement (Motley Fool 100 Index ETF) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

ii)	Fifth Amendment to the Transfer Agent Servicing Agreement (Aquarius International Fund) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

jj)	Amendment to the Transfer Agent Servicing Agreement (Abbey Capital Multi Asset Fund) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

kk)	Seventh Amendment to the Fund Accounting Servicing Agreement (Abbey Capital Onshore Series LLC and Abbey Capital Offshore Fund SPC) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

ll)	Seventh Amendment to the Fund Administration Servicing Agreement (Abbey Capital Onshore Series LLC and Abbey Capital Offshore Fund SPC) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

mm)	First Amendment to the ETF Transfer Agent Servicing Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

nn)	Amendment to Fund Accounting Servicing Agreement (Boston Partners Global Equity Advantage Fund) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

oo)	Amendment to Fund Administration Servicing Agreement (Boston Partners Global Equity Advantage Fund) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

pp)	Amendment to Transfer Agent Servicing Agreement (Boston Partners Global Equity Advantage Fund) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

qq)	Amendment to Fund Accounting Servicing Agreement (Campbell Advantage Fund) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

rr)	Amendment to Fund Administration Servicing Agreement (Campbell Advantage Fund) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

ss)	Amendment to Transfer Agent Servicing Agreement (Campbell Advantage Fund) between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(14)	Consent of Independent Registered public Accounting Firm is filed herewith.

(15)	Not applicable.

(16)	Powers of Attorney are filed herewith.

(17)	Form of Proxy Card is filed herewith.

Item 17. UNDERTAKINGS

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Chadds Ford, and Commonwealth of Pennsylvania, on October 24, 2019.

THE RBB FUND, INC.
(Registrant)

By:	/s/ Salvatore Faia
Salvatore Faia
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Salvatore Faia	President (Principal Executive Officer) and Chief Compliance Officer	October 24, 2019
Salvatore Faia

/s/ James G. Shaw	Treasurer (Chief Financial Officer)	October 24, 2019
James G. Shaw	and Secretary

*J. Richard Carnall	Director	October 24, 2019
J. Richard Carnall

*Julian A. Brodsky	Director	October 24, 2019
Julian A. Brodsky

*Arnold M. Reichman	Director	October 24, 2019
Arnold M. Reichman

*Robert Sablowsky	Director	October 24, 2019
Robert Sablowsky

*Robert Straniere	Director	October 24, 2019
Robert Straniere

*Nicholas A. Giordano	Director	October 24, 2019
Nicholas A. Giordano

*Gregory P. Chandler	Director	October 24, 2019
Gregory P. Chandler

*Brian T. Shea	Director	October 24, 2019
Brian T. Shea

*By:	/s/ Salvatore Faia
Salvatore Faia
Attorney-in-Fact

FORM N-14

EXHIBIT INDEX

EXHIBIT	DESCRIPTION
11(a)	Opinion and Consent of Counsel regarding the legality of securities being offered
12(a)	Form of Opinion and Consent of Counsel regarding tax matters
14	Consent of Independent Registered Public Accounting Firm
16	Powers of Attorney
17	Form of Proxy Card